UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Annual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	0.26%	3.05%
Class T (incl. 3.50% sales charge)	2.40%	3.45%
Class B (incl. contingent deferred sales charge)B	0.57%	3.18%
Class C (incl. contingent deferred sales charge)C	4.48%	3.91%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	1.99%	5.71%
Class T (incl. 3.50% sales charge)	4.17%	6.17%
Class B (incl. contingent deferred sales charge) B	2.40%	6.01%
Class C (incl. contingent deferred sales charge) C	6.36%	6.77%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	2.00%	6.46%
Class T (incl. 3.50% sales charge)	4.22%	6.89%
Class B (incl. contingent deferred sales charge) B	2.47%	6.71%
Class C (incl. contingent deferred sales charge) C	6.45%	7.37%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	2.31%	7.01%
Class T (incl. 3.50% sales charge)	4.60%	7.51%
Class B (incl. contingent deferred sales charge) B	2.83%	7.39%
Class C (incl. contingent deferred sales charge) C	6.81%	8.11%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	2.93%	9.14%
Class T (incl. 3.50% sales charge)	5.15%	9.59%
Class B (incl. contingent deferred sales charge) B	3.40%	9.46%
Class C (incl. contingent deferred sales charge) C	7.45%	10.11%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	2.98%	8.36%
Class T (incl. 3.50% sales charge)	5.28%	8.98%
Class B (incl. contingent deferred sales charge)B	3.57%	8.78%
Class C (incl. contingent deferred sales charge)C	7.51%	9.46%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.50%	10.50%
Class T (incl. 3.50% sales charge)	5.75%	10.94%
Class B (incl. contingent deferred sales charge)B	3.98%	10.84%
Class C (incl. contingent deferred sales charge)C	8.00%	11.46%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.43%	9.38%
Class T (incl. 3.50% sales charge)	5.63%	9.84%
Class B (incl. contingent deferred sales charge)B	3.98%	9.73%
Class C (incl. contingent deferred sales charge)C	7.99%	10.46%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.76%	11.37%
Class T (incl. 3.50% sales charge)	5.96%	11.77%
Class B (incl. contingent deferred sales charge)B	4.25%	11.71%
Class C (incl. contingent deferred sales charge)C	8.17%	12.28%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2045 FundSM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2045 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2045 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 - Class T on June 1, 2006, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2050 FundSM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2050 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2050 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 - Class T on June 1, 2006, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

The U.S. equity market benchmark Standard & Poor's 500SM Index gained 11.83% during the year ending March 31, 2007. Stocks did well early on, but ended the three-month span from May through July with a negative return in response to soaring energy prices and inflation warnings from the Federal Reserve Board. But equities rebounded from August into early 2007 after the Fed put its interest-rate-hike campaign on hold. On October 3, the Dow Jones Industrial AverageSM closed at an all-time high, and would set roughly 30 new highs as the period progressed. However, cracks began to show in the U.S. economy. Energy prices crept higher, the housing market slumped, and subprime mortgage loan defaults and delinquencies mounted. On February 27, the Dow fell 416 points and the S&P 500® lost about 3.5% of its value. A moderate rebound in March offset some of that damage. For the year overall, the Dow rose 13.83% and the NASDAQ Composite® Index returned 4.23%. In comparison, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index (MSCI® EAFE®) - designed to represent the performance of developed stock markets outside the United States and Canada - returned 20.38%, helped in part by the weakness of the U.S. dollar relative to many foreign currencies. U.S. investment-grade bonds also were positive, as the Lehman Brothers® U.S. Aggregate Index increased 6.59%. High-yield debt gained 11.06% according to the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the 12 months ending March 31, 2007, the Advisor Freedom Funds all had solid absolute returns, but underperformed their respective composite benchmarks. At the same time, each Fund produced a return that was consistent with its individual age-appropriate asset allocation, with those having greater exposure to equities delivering higher absolute returns than those with greater exposure to fixed-income investments. The biggest factor in the Funds' relative underperformance was the somewhat lackluster showing of their domestic and international equity allocations. Both asset classes were negatively impacted by periods of sharp volatility in the global equity markets during this 12-month span, which caused the majority of our underlying funds in those two areas to underperform their benchmarks. The Dow Jones Wilshire 5000 Composite IndexSM - the broad market index the Advisor Freedom Funds use to measure the performance of U.S. equities in their composite benchmarks - gained 11.33%, while the MSCI EAFE index's healthy gain reflected the strong performance of foreign equities during the period. On the fixed-income side, the Funds' three asset classes - investment-grade, high-yield and short-term - all performed generally in line with their respective benchmarks, which helped soften the impact of the underperformance of the Funds' equity classes.

Notes to shareholders: The Fidelity Advisor Freedom Funds are in the process of adding four new underlying funds and began investing in them as the period ending March 31st was coming to a close. The new funds include two equity offerings launched specifically for use by Fidelity asset allocation funds such as the Advisor Freedom Funds: Fidelity 100 Index Fund, which will invest in many of the S&P 500's largest and most liquid ´mega-cap' stocks; and Fidelity Small Cap Opportunities Fund, whose assets will be allocated across the 10 sectors in the widely recognized Global Industry Classification Standard (GICS), developed by Standard & Poor's® and MSCI®. Advisor Freedom Funds also will add a bond offering to its underlying funds lineup - Fidelity Advisor Total Bond Fund, which invests in a diversified universe of debt securities - as well as a money-market offering - Fidelity Institutional Money Market Portfolio Class I - which will gradually be replacing the existing underlying money-market fund and should provide a more cost-effective way to construct the short-term asset category. Over the next year, as these new underlying funds are added, the Funds' investments in certain existing underlying funds will be eliminated. These will include Fidelity Advisor Intermediate Bond Fund, Fidelity Advisor Government Income Fund and Fidelity Cash Reserves. Some adjustments to the weightings of the Funds' underlying funds will likely be made as a result of these changes.

In addition, the benchmark for the Advisor Freedom Funds' underlying high-yield bond funds was changed to the Merrill Lynch U.S. High Yield Master II Constrained Index, effective July 1, 2006, concurrent with the scheduled rebalancing of the Funds' composite indexes. In Fidelity's view, the Constrained index - which replaces the Merrill Lynch U.S. High Yield Master II Index - represents a better measure of the high-yield market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,039.70	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,038.40	$ 2.54
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,035.80	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,034.80	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,062.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,061.90	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,059.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class C
Actual	$ 1,000.00	$ 1,059.20	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,064.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,063.70	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,063.00	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,060.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,059.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,065.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,070.30	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,069.30	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,066.70	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,066.40	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,072.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,078.50	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,077.60	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,074.10	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,074.40	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,079.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,080.10	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,080.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,076.90	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,076.20	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,082.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,087.20	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.40	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.20	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,087.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.80	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.70	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.80	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,091.70	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,090.30	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class B
Actual	$ 1,000.00	$ 1,087.30	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,087.40	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,093.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,094.80	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,091.20	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,091.10	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,096.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,096.10	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,094.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,092.40	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,092.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,097.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investments

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	4.2	4.3
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.2	3.3
Fidelity Advisor Mid-Cap Fund Institutional Class	1.7	1.6
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Small Cap Opportunities Fund	0.0	0.0
	20.4	20.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.6	3.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	14.0	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.1	15.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.1	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	15.6
	35.2	36.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.9	19.8
Fidelity Cash Reserves Fund	2.1	19.8
Fidelity Institutional Money Market Portfolio Class I	17.8	0.0
	39.8	39.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	39.8%

Six months ago
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.7%
High Yield Fixed-Income Funds	3.2%
Short-Term Funds	39.6%

The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
Fidelity 100 Index Fund	3,454	$ 34,474
Fidelity Advisor Dividend Growth Fund Institutional Class	342,500	4,651,155
Fidelity Advisor Equity Growth Fund Institutional Class	49,348	2,709,700
Fidelity Advisor Equity Income Fund Institutional Class	153,676	4,710,158
Fidelity Advisor Growth & Income Fund Institutional Class	180,295	3,600,497
Fidelity Advisor Large Cap Fund Institutional Class	183,689	3,587,441
Fidelity Advisor Mid-Cap Fund Institutional Class	69,758	1,839,513
Fidelity Advisor Small Cap Fund Institutional Class	55,170	1,370,421
Fidelity Small Cap Opportunities Fund	59	592
TOTAL EQUITY FUNDS (Cost $19,520,100)		22,503,951
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	494,468	5,107,854
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Government Income Fund Institutional Class	1,538,853	15,511,640
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,427,867	15,535,189
Fidelity Advisor Strategic Real Return Fund Institutional Class	752,554	7,826,566
Fidelity Advisor Total Bond Fund Institutional Class	1,708	17,883
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		38,891,278
TOTAL FIXED-INCOME FUNDS (Cost $43,957,549)		43,999,132
Short-Term Funds - 39.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,333,476	22,004,678
Fidelity Cash Reserves Fund	2,359,901	2,359,901
Fidelity Institutional Money Market Portfolio Class I	19,683,728	19,683,728
TOTAL SHORT-TERM FUNDS (Cost $44,146,203)		44,048,307
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $107,623,852)		$ 110,551,390

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $107,623,852) - See accompanying schedule		$ 110,551,390
Cash		3
Receivable for investments sold		19,730,953
Receivable for fund shares sold		184,585
Total assets		130,466,931

Liabilities
Payable for investments purchased	$ 19,742,978
Payable for fund shares redeemed	149,955
Distribution fees payable	41,865
Total liabilities		19,934,798

Net Assets		$ 110,532,133
Net Assets consist of:
Paid in capital		$ 106,804,242
Undistributed net investment income		332,205
Accumulated undistributed net realized gain (loss) on investments		468,148
Net unrealized appreciation (depreciation) on investments		2,927,538
Net Assets		$ 110,532,133

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,721,415 ÷ 4,631,289 shares)		$ 10.74

Maximum offering price per share (100/94.25 of $10.74)		$ 11.40
Class T: Net Asset Value and redemption price per share ($39,738,752 ÷ 3,703,850 shares)		$ 10.73

Maximum offering price per share (100/96.50 of $10.73)		$ 11.12
Class B: Net Asset Value and offering price per share ($4,992,520 ÷ 465,789 shares)A		$ 10.72

Class C: Net Asset Value and offering price per share ($13,279,261 ÷ 1,239,364 shares)A		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,800,185 ÷ 260,297 shares)		$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 3,183,545

Expenses
Distribution fees	$ 434,104
Independent trustees' compensation	287
Total expenses before reductions	434,391
Expense reductions	(287)	434,104
Net investment income (loss)		2,749,441
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(146,744)
Capital gain distributions from underlying funds	709,654	562,910
Change in net unrealized appreciation (depreciation) on underlying funds		1,958,431
Net gain (loss)		2,521,341
Net increase (decrease) in net assets resulting from operations		$ 5,270,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,749,441	$ 1,619,838
Net realized gain (loss)	562,910	508,459
Change in net unrealized appreciation (depreciation)	1,958,431	864,314
Net increase (decrease) in net assets resulting from operations	5,270,782	2,992,611
Distributions to shareholders from net investment income	(2,616,706)	(1,455,415)
Distributions to shareholders from net realized gain	(557,413)	(201,782)
Total distributions	(3,174,119)	(1,657,197)
Share transactions - net increase (decrease)	37,757,598	11,032,548
Total increase (decrease) in net assets	39,854,261	12,367,962

Net Assets
Beginning of period	70,677,872	58,309,910
End of period (including undistributed net investment income of $332,205 and undistributed net investment income of $192,880, respectively)	$ 110,532,133	$ 70,677,872

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.29	.20	.13
Net realized and unrealized gain (loss)	.29	.23	(.10)	.36
Total from investment operations	.65	.52	.10	.49
Distributions from net investment income	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.27	.18	.11
Net realized and unrealized gain (loss)	.29	.22	(.10)	.37
Total from investment operations	.63	.49	.08	.48
Distributions from net investment income	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.28	.21	(.10)	.37
Total from investment operations	.57	.43	.02	.44
Distributions from net investment income	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.27	.22	(.09)	.37
Total from investment operations	.56	.44	.03	.44
Distributions from net investment income	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39	.32	.23	.14
Net realized and unrealized gain (loss)	.30	.23	(.11)	.37
Total from investment operations	.69	.55	.12	.51
Distributions from net investment income	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	8.0	8.4
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	4.8
Fidelity Advisor Equity Income Fund Institutional Class	8.1	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.2	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.2	3.2
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
	38.9	39.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.9	4.8
	9.7	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	13.7	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	13.6	14.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.3	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.2	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	14.5
	34.8	34.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.9	5.5
Fidelity Cash Reserves Fund	0.6	5.5
Fidelity Institutional Money Market Portfolio Class I	5.2	0.0
	11.7	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	39.9%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	39.2%
International Equity Funds	9.3%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 38.9%
Fidelity 100 Index Fund	5,094	$ 50,836
Fidelity Advisor Dividend Growth Fund Institutional Class	509,100	6,913,579
Fidelity Advisor Equity Growth Fund Institutional Class	73,563	4,039,356
Fidelity Advisor Equity Income Fund Institutional Class	228,531	7,004,481
Fidelity Advisor Growth & Income Fund Institutional Class	269,601	5,383,932
Fidelity Advisor Large Cap Fund Institutional Class	273,802	5,347,349
Fidelity Advisor Mid-Cap Fund Institutional Class	103,934	2,740,730
Fidelity Advisor Small Cap Fund Institutional Class	82,822	2,057,296
Fidelity Small Cap Opportunities Fund	1,408	14,028
TOTAL DOMESTIC EQUITY FUNDS		33,551,587
International Equity Funds - 9.7%
Fidelity Advisor Diversified International Fund Institutional Class	171,769	4,143,060
Fidelity Advisor Overseas Fund Institutional Class	181,735	4,210,809
TOTAL INTERNATIONAL EQUITY FUNDS		8,353,869
TOTAL EQUITY FUNDS (Cost $37,872,007)		41,905,456
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	409,604	4,231,207
Investment Grade Fixed-Income Funds - 34.8%
Fidelity Advisor Government Income Fund Institutional Class	1,170,918	11,802,854
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,080,321	11,753,897
Fidelity Advisor Strategic Real Return Fund Institutional Class	602,354	6,264,482
Fidelity Advisor Total Bond Fund Institutional Class	19,901	208,366
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		30,029,599
TOTAL FIXED-INCOME FUNDS (Cost $33,914,043)		34,260,806
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	536,167	$ 5,056,053
Fidelity Cash Reserves Fund	530,988	530,988
Fidelity Institutional Money Market Portfolio Class I	4,488,228	4,488,228
TOTAL SHORT-TERM FUNDS (Cost $10,082,429)		10,075,269
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $81,868,479)		$ 86,241,531

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $81,868,479) - See accompanying schedule		$ 86,241,531
Cash		1
Receivable for investments sold		4,531,324
Receivable for fund shares sold		1,266,342
Total assets		92,039,198

Liabilities
Payable for investments purchased	$ 4,869,295
Payable for fund shares redeemed	928,395
Distribution fees payable	29,236
Total liabilities		5,826,926

Net Assets		$ 86,212,272
Net Assets consist of:
Paid in capital		$ 80,667,728
Undistributed net investment income		327,028
Accumulated undistributed net realized gain (loss) on investments		844,464
Net unrealized appreciation (depreciation) on investments		4,373,052
Net Assets		$ 86,212,272

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,418,450 ÷ 4,178,408 shares)		$ 11.83

Maximum offering price per share (100/94.25 of $11.83)		$ 12.55
Class T: Net Asset Value and redemption price per share ($20,288,810 ÷ 1,717,834 shares)		$ 11.81

Maximum offering price per share (100/96.50 of $11.81)		$ 12.24
Class B: Net Asset Value and offering price per share ($3,973,588 ÷ 337,320 shares)A		$ 11.78

Class C: Net Asset Value and offering price per share ($9,107,469 ÷ 774,254 shares)A		$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,423,955 ÷ 288,370 shares)		$ 11.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,589,054
Interest		48
Total income		1,589,102

Expenses
Distribution fees	$ 275,199
Independent trustees' compensation	187
Total expenses before reductions	275,386
Expense reductions	(187)	275,199
Net investment income (loss)		1,313,903
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(180,097)
Capital gain distributions from underlying funds	1,264,943	1,084,846
Change in net unrealized appreciation (depreciation) on underlying funds		2,293,259
Net gain (loss)		3,378,105
Net increase (decrease) in net assets resulting from operations		$ 4,692,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,313,903	$ 662,933
Net realized gain (loss)	1,084,846	616,846
Change in net unrealized appreciation (depreciation)	2,293,259	1,887,861
Net increase (decrease) in net assets resulting from operations	4,692,008	3,167,640
Distributions to shareholders from net investment income	(1,128,986)	(559,364)
Distributions to shareholders from net realized gain	(779,745)	(151,533)
Total distributions	(1,908,731)	(710,897)
Share transactions - net increase (decrease)	40,480,285	17,491,701
Total increase (decrease) in net assets	43,263,562	19,948,444

Net Assets
Beginning of period	42,948,710	23,000,266
End of period (including undistributed net investment income of $327,028 and undistributed net investment income of $142,110, respectively)	$ 86,212,272	$ 42,948,710

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.25	.22	.09
Net realized and unrealized gain (loss)	.63	.76	.03	.46
Total from investment operations	.91	1.01	.25	.55
Distributions from net investment income	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.22	.20	.08
Net realized and unrealized gain (loss)	.63	.75	.03	.46
Total from investment operations	.88	.97	.23	.54
Distributions from net investment income	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.38)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	2.24%	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.62	.76	.03	.46
Total from investment operations	.82	.92	.17	.52
Distributions from net investment income	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.62	.75	.04	.46
Total from investment operations	.82	.91	.18	.52
Distributions from net investment income	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.28	.25	.10
Net realized and unrealized gain (loss)	.62	.76	.04	.45
Total from investment operations	.93	1.04	.29	.55
Distributions from net investment income	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.18)	(.05)	- H	-
Total distributions	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	8.4	8.6
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	4.9
Fidelity Advisor Equity Income Fund Institutional Class	8.4	8.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.5
Fidelity Advisor Mid-Cap Fund Institutional Class	3.4	3.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
	40.5	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	4.9
Fidelity Advisor Overseas Fund Institutional Class	5.3	5.0
	10.5	9.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	13.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	13.7	14.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	14.6
	34.3	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.9	4.8
Fidelity Cash Reserves Fund	0.5	4.8
Fidelity Institutional Money Market Portfolio Class I	4.3	0.0
	9.7	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.5%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity 100 Index Fund	34,090	$ 340,223
Fidelity Advisor Dividend Growth Fund Institutional Class	3,372,068	45,792,682
Fidelity Advisor Equity Growth Fund Institutional Class	481,821	26,456,816
Fidelity Advisor Equity Income Fund Institutional Class	1,508,702	46,241,719
Fidelity Advisor Growth & Income Fund Institutional Class	1,785,467	35,655,770
Fidelity Advisor Large Cap Fund Institutional Class	1,797,701	35,109,097
Fidelity Advisor Mid-Cap Fund Institutional Class	694,734	18,320,142
Fidelity Advisor Small Cap Fund Institutional Class	544,884	13,534,930
Fidelity Small Cap Opportunities Fund	5,920	58,960
TOTAL DOMESTIC EQUITY FUNDS		221,510,339
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,181,590	28,499,956
Fidelity Advisor Overseas Fund Institutional Class	1,255,327	29,085,917
TOTAL INTERNATIONAL EQUITY FUNDS		57,585,873
TOTAL EQUITY FUNDS (Cost $244,606,688)		279,096,212
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,637,921	27,249,726
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Advisor Government Income Fund Institutional Class	7,401,204	74,604,140
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,874,553	74,795,142
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,634,516	37,798,963
Fidelity Advisor Total Bond Fund Institutional Class	83,958	879,038
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,077,283
TOTAL FIXED-INCOME FUNDS (Cost $213,935,670)		215,327,009
Short-Term Funds - 9.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,811,166	$ 26,509,299
Fidelity Cash Reserves Fund	2,935,119	2,935,119
Fidelity Institutional Money Market Portfolio Class I	23,641,272	23,641,272
TOTAL SHORT-TERM FUNDS (Cost $53,200,847)		53,085,690
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $511,743,205)		$ 547,508,911

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $511,743,205) - See accompanying schedule		$ 547,508,911
Cash		1,980
Receivable for investments sold		23,949,520
Receivable for fund shares sold		2,040,385
Total assets		573,500,796

Liabilities
Payable for investments purchased	$ 25,290,966
Payable for fund shares redeemed	615,114
Distribution fees payable	199,283
Total liabilities		26,105,363

Net Assets		$ 547,395,433
Net Assets consist of:
Paid in capital		$ 503,406,110
Undistributed net investment income		1,918,008
Accumulated undistributed net realized gain (loss) on investments		6,305,609
Net unrealized appreciation (depreciation) on investments		35,765,706
Net Assets		$ 547,395,433

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,499,940 ÷ 20,233,064 shares)		$ 12.28

Maximum offering price per share (100/94.25 of $12.28)		$ 13.03
Class T: Net Asset Value and redemption price per share ($194,563,407 ÷ 15,898,392 shares)		$ 12.24

Maximum offering price per share (100/96.50 of $12.24)		$ 12.68
Class B: Net Asset Value and offering price per share ($34,834,350 ÷ 2,855,496 shares)A		$ 12.20

Class C: Net Asset Value and offering price per share ($47,918,090 ÷ 3,936,139 shares)A		$ 12.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,579,646 ÷ 1,751,252 shares)		$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 11,644,266

Expenses
Distribution fees	$ 2,046,096
Independent trustees' compensation	1,458
Total expenses before reductions	2,047,554
Expense reductions	(1,458)	2,046,096
Net investment income (loss)		9,598,170
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,393,924)
Capital gain distributions from underlying funds	9,491,974	8,098,050
Change in net unrealized appreciation (depreciation) on underlying funds		17,456,575
Net gain (loss)		25,554,625
Net increase (decrease) in net assets resulting from operations		$ 35,152,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,598,170	$ 5,895,515
Net realized gain (loss)	8,098,050	5,266,331
Change in net unrealized appreciation (depreciation)	17,456,575	15,956,793
Net increase (decrease) in net assets resulting from operations	35,152,795	27,118,639
Distributions to shareholders from net investment income	(8,928,486)	(5,136,102)
Distributions to shareholders from net realized gain	(6,751,314)	(1,279,124)
Total distributions	(15,679,800)	(6,415,226)
Share transactions - net increase (decrease)	154,994,187	123,162,830
Total increase (decrease) in net assets	174,467,182	143,866,243

Net Assets
Beginning of period	372,928,251	229,062,008
End of period (including undistributed net investment income of $1,918,008 and undistributed net investment income of $1,256,073, respectively)	$ 547,395,433	$ 372,928,251

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.25	.23	.16
Net realized and unrealized gain (loss)	.66	.80	.04	.83
Total from investment operations	.95	1.05	.27	.99
Distributions from net investment income	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests>.

I Amount represents less than $.01 per share.

J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.20	.14
Net realized and unrealized gain (loss)	.66	.80	.04	.83
Total from investment operations	.92	1.02	.24	.97
Distributions from net investment income	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.18%	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.66	.79	.04	.83
Total from investment operations	.86	.96	.19	.93
Distributions from net investment income	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.68%	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.66	.78	.04	.83
Total from investment operations	.86	.95	.19	.93
Distributions from net investment income	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.68%	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.28	.26	.17
Net realized and unrealized gain (loss)	.67	.80	.05	.83
Total from investment operations	.99	1.08	.31	1.00
Distributions from net investment income	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.20)	(.06)	- H	-
Total distributions	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00%	.01%	.08%	.08% A
Net investment income (loss)	2.68%	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	10.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	5.7
Fidelity Advisor Equity Income Fund Institutional Class	9.6	9.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.6
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.5
Fidelity Advisor Mid-Cap Fund Institutional Class	3.8	3.7
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Small Cap Opportunities Fund	0.0	0.0
	45.8	47.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	5.7
Fidelity Advisor Overseas Fund Institutional Class	5.9	5.8
	11.8	11.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.0	6.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	12.3	12.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.2	4.8
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	12.8
	30.9	30.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.8	2.4
Fidelity Cash Reserves Fund	0.3	2.3
Fidelity Institutional Money Market Portfolio Class I	2.4	0.0
	5.5	4.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.8%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds	47.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.3%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Expected
Domestic Equity Funds	44.6%
International Equity Funds	11.2%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity 100 Index Fund	43,124	$ 430,374
Fidelity Advisor Dividend Growth Fund Institutional Class	4,269,615	57,981,377
Fidelity Advisor Equity Growth Fund Institutional Class	616,862	33,871,903
Fidelity Advisor Equity Income Fund Institutional Class	1,928,116	59,096,747
Fidelity Advisor Growth & Income Fund Institutional Class	2,265,438	45,240,806
Fidelity Advisor Large Cap Fund Institutional Class	2,300,760	44,933,846
Fidelity Advisor Mid-Cap Fund Institutional Class	877,606	23,142,459
Fidelity Advisor Small Cap Fund Institutional Class	692,296	17,196,630
Fidelity Small Cap Opportunities Fund	3,820	38,049
TOTAL DOMESTIC EQUITY FUNDS		281,932,191
International Equity Funds - 11.8%
Fidelity Advisor Diversified International Fund Institutional Class	1,496,512	36,095,870
Fidelity Advisor Overseas Fund Institutional Class	1,583,723	36,694,873
TOTAL INTERNATIONAL EQUITY FUNDS		72,790,743
TOTAL EQUITY FUNDS (Cost $318,076,925)		354,722,934
Fixed-Income Funds - 36.9%

High Yield Fixed-Income Funds - 6.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,584,247	37,025,276
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Advisor Government Income Fund Institutional Class	7,498,154	75,581,392
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,957,505	75,697,653
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,674,916	38,219,130
Fidelity Advisor Total Bond Fund Institutional Class	43,919	459,831
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		189,958,006
TOTAL FIXED-INCOME FUNDS (Cost $224,334,080)		226,983,282
Short-Term Funds - 5.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,804,964	$ 17,020,810
Fidelity Cash Reserves Fund	1,900,229	1,900,229
Fidelity Institutional Money Market Portfolio Class I	15,142,611	15,142,611
TOTAL SHORT-TERM FUNDS (Cost $34,059,885)		34,063,650
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $576,470,890)		$ 615,769,866

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $576,470,890) - See accompanying schedule		$ 615,769,866
Receivable for investments sold		15,641,300
Receivable for fund shares sold		2,082,083
Total assets		633,493,249

Liabilities
Payable to custodian bank	$ 397
Payable for investments purchased	16,397,537
Payable for fund shares redeemed	1,248,059
Distribution fees payable	217,276
Total liabilities		17,863,269

Net Assets		$ 615,629,980
Net Assets consist of:
Paid in capital		$ 565,287,686
Undistributed net investment income		1,688,198
Accumulated undistributed net realized gain (loss) on investments		9,355,120
Net unrealized appreciation (depreciation) on investments		39,298,976
Net Assets		$ 615,629,980

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,783,180 ÷ 23,524,542 shares)		$ 12.40

Maximum offering price per share (100/94.25 of $12.40)		$ 13.16
Class T: Net Asset Value and redemption price per share ($186,105,558 ÷ 15,035,723 shares)		$ 12.38

Maximum offering price per share (100/96.50 of $12.38)		$ 12.83
Class B: Net Asset Value and offering price per share ($41,423,659 ÷ 3,359,756 shares)A		$ 12.33

Class C: Net Asset Value and offering price per share ($56,686,351 ÷ 4,600,608 shares)A		$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,631,232 ÷ 3,179,373 shares)		$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 11,279,395
Interest		489
Total income		11,279,884

Expenses
Distribution fees	$ 2,060,236
Independent trustees' compensation	1,508
Total expenses before reductions	2,061,744
Expense reductions	(1,508)	2,060,236
Net investment income (loss)		9,219,648
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(379,945)
Capital gain distributions from underlying funds	11,833,573	11,453,628
Change in net unrealized appreciation (depreciation) on underlying funds		19,737,804
Net gain (loss)		31,191,432
Net increase (decrease) in net assets resulting from operations		$ 40,411,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,219,648	$ 4,052,598
Net realized gain (loss)	11,453,628	5,365,866
Change in net unrealized appreciation (depreciation)	19,737,804	18,399,382
Net increase (decrease) in net assets resulting from operations	40,411,080	27,817,846
Distributions to shareholders from net investment income	(8,406,068)	(3,337,676)
Distributions to shareholders from net realized gain	(6,941,908)	(1,130,850)
Total distributions	(15,347,976)	(4,468,526)
Share transactions - net increase (decrease)	240,828,001	174,816,071
Total increase (decrease) in net assets	265,891,105	198,165,391

Net Assets
Beginning of period	349,738,875	151,573,484
End of period (including undistributed net investment income of $1,688,198 and undistributed net investment income of $874,617, respectively)	$ 615,629,980	$ 349,738,875

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.21	.07
Net realized and unrealized gain (loss)	.74	1.07	.13	.56
Total from investment operations	1.00	1.29	.34	.63
Distributions from net investment income	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.21%	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.19	.19	.06
Net realized and unrealized gain (loss)	.75	1.06	.13	.57
Total from investment operations	.98	1.25	.32	.63
Distributions from net investment income	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.74	1.06	.13	.58
Total from investment operations	.91	1.19	.26	.62
Distributions from net investment income	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.74	1.06	.13	.57
Total from investment operations	.91	1.19	.26	.61
Distributions from net investment income	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.25	.24	.09
Net realized and unrealized gain (loss)	.75	1.07	.13	.56
Total from investment operations	1.04	1.32	.37	.65
Distributions from net investment income	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.21)	(.06)	- H	-
Total distributions	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	11.2	11.8
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	6.7
Fidelity Advisor Equity Income Fund Institutional Class	11.4	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.7	8.8
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.4
Fidelity Advisor Small Cap Fund Institutional Class	3.3	3.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
	54.6	55.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.0	6.8
Fidelity Advisor Overseas Fund Institutional Class	7.1	6.9
	14.1	13.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.4	9.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	3.8
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	9.8
	23.6	23.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.1
Fidelity Cash Reserves Fund	0.0	0.1
Fidelity Institutional Money Market Portfolio Class I	0.1	0.0
	0.3	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	54.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.3%

Six months ago
Domestic Equity Funds	55.4%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	54.2%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.7%
	Shares	Value
Domestic Equity Funds - 54.6%
Fidelity 100 Index Fund	96,224	$ 960,320
Fidelity Advisor Dividend Growth Fund Institutional Class	9,520,937	129,294,324
Fidelity Advisor Equity Growth Fund Institutional Class	1,376,954	75,608,541
Fidelity Advisor Equity Income Fund Institutional Class	4,307,252	132,017,281
Fidelity Advisor Growth & Income Fund Institutional Class	5,066,405	101,176,111
Fidelity Advisor Large Cap Fund Institutional Class	5,141,814	100,419,623
Fidelity Advisor Mid-Cap Fund Institutional Class	1,953,965	51,526,059
Fidelity Advisor Small Cap Fund Institutional Class	1,542,714	38,321,013
Fidelity Small Cap Opportunities Fund	10,597	105,547
TOTAL DOMESTIC EQUITY FUNDS		629,428,819
International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	3,334,653	80,431,839
Fidelity Advisor Overseas Fund Institutional Class	3,527,066	81,722,122
TOTAL INTERNATIONAL EQUITY FUNDS		162,153,961
TOTAL EQUITY FUNDS (Cost $693,725,898)		791,582,780
Fixed-Income Funds - 31.0%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,193,739	84,641,329
Investment Grade Fixed-Income Funds - 23.6%
Fidelity Advisor Government Income Fund Institutional Class	10,791,616	108,779,490
Fidelity Advisor Intermediate Bond Fund Institutional Class	9,980,430	108,587,078
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,205,959	54,141,970
Fidelity Advisor Total Bond Fund Institutional Class	75,903	794,704
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		272,303,242
TOTAL FIXED-INCOME FUNDS (Cost $350,042,619)		356,944,571
Short-Term Funds - 0.3%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	208,686	$ 1,967,906
Fidelity Cash Reserves Fund	224,908	224,908
Fidelity Institutional Money Market Portfolio Class I	1,767,377	1,767,377
TOTAL SHORT-TERM FUNDS (Cost $3,956,962)		3,960,191
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,047,725,479)		$ 1,152,487,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $1,047,725,479) - See accompanying schedule		$ 1,152,487,542
Cash		31
Receivable for investments sold		2,834,099
Receivable for fund shares sold		3,466,398
Total assets		1,158,788,070

Liabilities
Payable for investments purchased	$ 4,356,480
Payable for fund shares redeemed	1,377,304
Distribution fees payable	422,786
Total liabilities		6,156,570

Net Assets		$ 1,152,631,500
Net Assets consist of:
Paid in capital		$ 1,025,772,811
Undistributed net investment income		1,801,481
Accumulated undistributed net realized gain (loss) on investments		20,295,145
Net unrealized appreciation (depreciation) on investments		104,762,063
Net Assets		$ 1,152,631,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($511,536,249 ÷ 37,927,557 shares)		$ 13.49

Maximum offering price per share (100/94.25 of $13.49)		$ 14.31
Class T: Net Asset Value and redemption price per share ($431,886,108 ÷ 32,061,907 shares)		$ 13.47

Maximum offering price per share (100/96.50 of $13.47)		$ 13.96
Class B: Net Asset Value and offering price per share ($85,980,902 ÷ 6,410,033 shares)A		$ 13.41

Class C: Net Asset Value and offering price per share ($85,075,638 ÷ 6,348,881 shares)A		$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,152,603 ÷ 2,815,675 shares)		$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 19,385,567

Expenses
Distribution fees	$ 4,228,551
Independent trustees' compensation	3,027
Total expenses before reductions	4,231,578
Expense reductions	(3,027)	4,228,551
Net investment income (loss)		15,157,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,285,140)
Capital gain distributions from underlying funds	27,362,052	25,076,912
Change in net unrealized appreciation (depreciation) on underlying funds		44,485,432
Net gain (loss)		69,562,344
Net increase (decrease) in net assets resulting from operations		$ 84,719,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,157,016	$ 7,591,715
Net realized gain (loss)	25,076,912	15,057,100
Change in net unrealized appreciation (depreciation)	44,485,432	49,835,325
Net increase (decrease) in net assets resulting from operations	84,719,360	72,484,140
Distributions to shareholders from net investment income	(14,683,101)	(6,539,824)
Distributions to shareholders from net realized gain	(18,704,702)	(3,059,372)
Total distributions	(33,387,803)	(9,599,196)
Share transactions - net increase (decrease)	366,470,672	258,660,731
Total increase (decrease) in net assets	417,802,229	321,545,675

Net Assets
Beginning of period	734,829,271	413,283,596
End of period (including undistributed net investment income of $1,801,481 and undistributed net investment income of $1,350,482, respectively)	$ 1,152,631,500	$ 734,829,271

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.19	.20	.13
Net realized and unrealized gain (loss)	.92	1.36	.23	1.25
Total from investment operations	1.16	1.55	.43	1.38
Distributions from net investment income	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.30)	(.08)	- I	-
Total distributions	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.16	.18	.11
Net realized and unrealized gain (loss)	.92	1.36	.21	1.26
Total from investment operations	1.13	1.52	.39	1.37
Distributions from net investment income	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.30)	(.08)	- I	-
Total distributions	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.91	1.35	.21	1.27
Total from investment operations	1.06	1.45	.33	1.34
Distributions from net investment income	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.07)	- I	-
Total distributions	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.91	1.34	.22	1.26
Total from investment operations	1.06	1.44	.34	1.33
Distributions from net investment income	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.07)	- I	-
Total distributions	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.23	.23	.15
Net realized and unrealized gain (loss)	.92	1.36	.23	1.25
Total from investment operations	1.20	1.59	.46	1.40
Distributions from net investment income	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.30)	(.08)	- H	-
Total distributions	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	11.7	12.2
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	7.0
Fidelity Advisor Equity Income Fund Institutional Class	12.0	12.2
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	9.3
Fidelity Advisor Large Cap Fund Institutional Class	9.1	9.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.7	4.6
Fidelity Advisor Small Cap Fund Institutional Class	3.5	3.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
	57.1	58.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.3	7.2
Fidelity Advisor Overseas Fund Institutional Class	7.4	7.2
	14.7	14.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.2	8.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.3	3.3
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	8.4
	20.8	20.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	57.1%
International Equity Funds	14.7%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	58.0%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.1%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	21.8%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.8%
	Shares	Value
Domestic Equity Funds - 57.1%
Fidelity 100 Index Fund	47,192	$ 470,978
Fidelity Advisor Dividend Growth Fund Institutional Class	4,677,254	63,517,111
Fidelity Advisor Equity Growth Fund Institutional Class	678,849	37,275,614
Fidelity Advisor Equity Income Fund Institutional Class	2,133,691	65,397,619
Fidelity Advisor Growth & Income Fund Institutional Class	2,512,981	50,184,238
Fidelity Advisor Large Cap Fund Institutional Class	2,548,415	49,770,540
Fidelity Advisor Mid-Cap Fund Institutional Class	968,689	25,544,320
Fidelity Advisor Small Cap Fund Institutional Class	759,262	18,860,062
Fidelity Small Cap Opportunities Fund	11,728	116,807
TOTAL DOMESTIC EQUITY FUNDS		311,137,289
International Equity Funds - 14.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,650,194	39,802,670
Fidelity Advisor Overseas Fund Institutional Class	1,749,955	40,546,457
TOTAL INTERNATIONAL EQUITY FUNDS		80,349,127
TOTAL EQUITY FUNDS (Cost $355,718,459)		391,486,416
Fixed-Income Funds - 28.2%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,884,384	40,125,685
Investment Grade Fixed-Income Funds - 20.8%
Fidelity Advisor Government Income Fund Institutional Class	4,430,995	44,664,433
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,117,209	44,795,235
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,249,940	23,399,379
Fidelity Advisor Total Bond Fund Institutional Class	72,597	760,090
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		113,619,137
TOTAL FIXED-INCOME FUNDS (Cost $150,885,156)		153,744,822
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $506,603,615)		$ 545,231,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $506,603,615) - See accompanying schedule		$ 545,231,238
Cash		52
Receivable for investments sold		514,060
Receivable for fund shares sold		4,249,224
Total assets		549,994,574

Liabilities
Payable for investments purchased	$ 2,462,077
Payable for fund shares redeemed	2,301,155
Distribution fees payable	182,004
Total liabilities		4,945,236

Net Assets		$ 545,049,338
Net Assets consist of:
Paid in capital		$ 495,846,574
Undistributed net investment income		882,661
Accumulated undistributed net realized gain (loss) on investments		9,692,480
Net unrealized appreciation (depreciation) on investments		38,627,623
Net Assets		$ 545,049,338

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($306,543,869 ÷ 23,554,224 shares)		$ 13.01

Maximum offering price per share (100/94.25 of $13.01)		$ 13.80
Class T: Net Asset Value and redemption price per share ($154,042,421 ÷ 11,822,701 shares)		$ 13.03

Maximum offering price per share (100/96.50 of $13.03)		$ 13.50
Class B: Net Asset Value and offering price per share ($37,880,947 ÷ 2,930,413 shares)A		$ 12.93

Class C: Net Asset Value and offering price per share ($32,678,726 ÷ 2,528,573 shares)A		$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,903,375 ÷ 1,063,063 shares)		$ 13.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year endaed March 31, 2007

Investment Income
Income distributions from underlying funds		$ 7,566,649
Interest		411
Total income		7,567,060

Expenses
Distribution fees	$ 1,622,767
Independent trustees' compensation	1,198
Total expenses before reductions	1,623,965
Expense reductions	(1,198)	1,622,767
Net investment income (loss)		5,944,293
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(222,413)
Capital gain distributions from underlying funds	12,024,427	11,802,014
Change in net unrealized appreciation (depreciation) on underlying funds		18,500,292
Net gain (loss)		30,302,306
Net increase (decrease) in net assets resulting from operations		$ 36,246,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,944,293	$ 2,279,349
Net realized gain (loss)	11,802,014	4,997,172
Change in net unrealized appreciation (depreciation)	18,500,292	18,627,272
Net increase (decrease) in net assets resulting from operations	36,246,599	25,903,793
Distributions to shareholders from net investment income	(5,346,689)	(2,006,218)
Distributions to shareholders from net realized gain	(6,744,686)	(689,007)
Total distributions	(12,091,375)	(2,695,225)
Share transactions - net increase (decrease)	255,833,989	119,342,923
Total increase (decrease) in net assets	279,989,213	142,551,491

Net Assets
Beginning of period	265,060,125	122,508,634
End of period (including undistributed net investment income of $882,661 and undistributed net investment income of $285,056, respectively)	$ 545,049,338	$ 265,060,125

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.17	.19	.06
Net realized and unrealized gain (loss)	.90	1.39	.23	.67
Total from investment operations	1.12	1.56	.42	.73
Distributions from net investment income	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.26)	(.05)	- I	-
Total distributions	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.14	.16	.05
Net realized and unrealized gain (loss)	.91	1.39	.24	.70
Total from investment operations	1.10	1.53	.40	.75
Distributions from net investment income	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.26)	(.05)	- I	-
Total distributions	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.90	1.38	.24	.67
Total from investment operations	1.03	1.46	.35	.70
Distributions from net investment income	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.26)	(.04)	- I	-
Total distributions	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.89	1.38	.23	.67
Total from investment operations	1.02	1.46	.34	.70
Distributions from net investment income	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.26)	(.04)	- I	-
Total distributions	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.20	.22	.08
Net realized and unrealized gain (loss)	.91	1.40	.24	.66
Total from investment operations	1.16	1.60	.46	.74
Distributions from net investment income	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.26)	(.05)	- H	-
Total distributions	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	13.5	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	13.6	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	10.4	10.5
Fidelity Advisor Large Cap Fund Institutional Class	10.5	10.5
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	4.0	3.9
Fidelity Small Cap Opportunities Fund	0.0	0.0
	65.3	65.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.4	8.3
	16.7	16.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	4.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	4.3
	10.7	10.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.3%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.3%

Six months ago
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.3%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	65.4%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.3%
Fidelity 100 Index Fund	75,987	$ 758,350
Fidelity Advisor Dividend Growth Fund Institutional Class	7,549,649	102,524,233
Fidelity Advisor Equity Growth Fund Institutional Class	1,094,381	60,092,472
Fidelity Advisor Equity Income Fund Institutional Class	3,390,234	103,910,667
Fidelity Advisor Growth & Income Fund Institutional Class	3,986,190	79,604,216
Fidelity Advisor Large Cap Fund Institutional Class	4,078,002	79,643,389
Fidelity Advisor Mid-Cap Fund Institutional Class	1,535,199	40,483,190
Fidelity Advisor Small Cap Fund Institutional Class	1,216,351	30,214,152
Fidelity Small Cap Opportunities Fund	19,810	197,307
TOTAL DOMESTIC EQUITY FUNDS		497,427,976
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,610,111	62,955,877
Fidelity Advisor Overseas Fund Institutional Class	2,757,773	63,897,602
TOTAL INTERNATIONAL EQUITY FUNDS		126,853,479
TOTAL EQUITY FUNDS (Cost $556,227,043)		624,281,455
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,381,369	55,589,546
Investment Grade Fixed-Income Funds - 10.7%
Fidelity Advisor Government Income Fund Institutional Class	3,247,958	32,739,415
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,000,881	32,649,584
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,480,064	15,392,668
Fidelity Advisor Total Bond Fund Institutional Class	51,973	544,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		81,325,820
TOTAL FIXED-INCOME FUNDS (Cost $132,506,468)		136,915,366
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $688,733,511)		$ 761,196,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $688,733,511) - See accompanying schedule		$ 761,196,821
Cash		24,610
Receivable for investments sold		760,235
Receivable for fund shares sold		3,724,001
Total assets		765,705,667

Liabilities
Payable for investments purchased	$ 3,055,226
Payable for fund shares redeemed	1,437,267
Distribution fees payable	275,798
Total liabilities		4,768,291

Net Assets		$ 760,937,376
Net Assets consist of:
Paid in capital		$ 671,700,524
Undistributed net investment income		702,959
Accumulated undistributed net realized gain (loss) on investments		16,070,583
Net unrealized appreciation (depreciation) on investments		72,463,310
Net Assets		$ 760,937,376

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($343,345,089 ÷ 24,060,163 shares)		$ 14.27

Maximum offering price per share (100/94.25 of $14.27)		$ 15.14
Class T: Net Asset Value and redemption price per share ($281,508,170 ÷ 19,788,967 shares)		$ 14.23

Maximum offering price per share (100/96.50 of $14.23)		$ 14.75
Class B: Net Asset Value and offering price per share ($56,844,698 ÷ 4,016,308 shares)A		$ 14.15

Class C: Net Asset Value and offering price per share ($54,337,851 ÷ 3,840,471 shares)A		$ 14.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,901,568 ÷ 1,739,013 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 9,821,965

Expenses
Distribution fees	$ 2,660,673
Independent trustees' compensation	1,857
Total expenses before reductions	2,662,530
Expense reductions	(1,857)	2,660,673
Net investment income (loss)		7,161,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(912,760)
Capital gain distributions from underlying funds	20,682,155	19,769,395
Change in net unrealized appreciation (depreciation) on underlying funds		30,271,320
Net gain (loss)		50,040,715
Net increase (decrease) in net assets resulting from operations		$ 57,202,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,161,292	$ 2,852,425
Net realized gain (loss)	19,769,395	8,803,566
Change in net unrealized appreciation (depreciation)	30,271,320	35,545,698
Net increase (decrease) in net assets resulting from operations	57,202,007	47,201,689
Distributions to shareholders from net investment income	(6,933,419)	(2,377,341)
Distributions to shareholders from net realized gain	(11,633,462)	(1,802,422)
Total distributions	(18,566,881)	(4,179,763)
Share transactions - net increase (decrease)	289,401,681	164,372,570
Total increase (decrease) in net assets	328,036,807	207,394,496

Net Assets
Beginning of period	432,900,569	225,506,073
End of period (including undistributed net investment income of $702,959 and undistributed net investment income of $475,086, respectively)	$ 760,937,376	$ 432,900,569

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.15	.18	.11
Net realized and unrealized gain (loss)	1.09	1.70	.30	1.46
Total from investment operations	1.29	1.85	.48	1.57
Distributions from net investment income	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.31)	(.08)	- I	-
Total distributions	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.11	.15	.09
Net realized and unrealized gain (loss)	1.09	1.70	.30	1.46
Total from investment operations	1.26	1.81	.45	1.55
Distributions from net investment income	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.31)	(.08)	- I	-
Total distributions	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.31)	(.07)	- I	-
Total distributions	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.31)	(.07)	- I	-
Total distributions	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.09	1.71	.31	1.45
Total from investment operations	1.33	1.89	.52	1.58
Distributions from net investment income	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.31)	(.09)	- H	-
Total distributions	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.1	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	13.7	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	10.5	10.6
Fidelity Advisor Large Cap Fund Institutional Class	10.4	10.7
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.0
Fidelity Small Cap Opportunities Fund	0.0	0.0
	66.0	66.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.4
	16.8	16.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.6	8.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.6	3.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.3	1.5
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	3.7
	9.6	8.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	66.4%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 66.0%
Fidelity 100 Index Fund	29,239	$ 291,805
Fidelity Advisor Dividend Growth Fund Institutional Class	2,892,612	39,281,676
Fidelity Advisor Equity Growth Fund Institutional Class	400,663	22,000,391
Fidelity Advisor Equity Income Fund Institutional Class	1,243,921	38,126,166
Fidelity Advisor Growth & Income Fund Institutional Class	1,466,632	29,288,649
Fidelity Advisor Large Cap Fund Institutional Class	1,493,333	29,164,799
Fidelity Advisor Mid-Cap Fund Institutional Class	565,640	14,915,933
Fidelity Advisor Small Cap Fund Institutional Class	445,399	11,063,715
Fidelity Small Cap Opportunities Fund	9,912	98,721
TOTAL DOMESTIC EQUITY FUNDS		184,231,855
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	964,896	23,273,281
Fidelity Advisor Overseas Fund Institutional Class	1,020,395	23,642,559
TOTAL INTERNATIONAL EQUITY FUNDS		46,915,840
TOTAL EQUITY FUNDS (Cost $212,462,040)		231,147,695
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,048,693	21,162,996
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Advisor Government Income Fund Institutional Class	995,105	10,030,663
Fidelity Advisor Intermediate Bond Fund Institutional Class	924,222	10,055,535
Fidelity Advisor Strategic Real Return Fund Institutional Class	622,753	6,476,627
Fidelity Advisor Total Bond Fund Institutional Class	23,348	244,453
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,807,278
TOTAL FIXED-INCOME FUNDS (Cost $46,472,926)		47,970,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $258,934,966)		$ 279,117,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $258,934,966) - See accompanying schedule		$ 279,117,969
Cash		143
Receivable for investments sold		302,221
Receivable for fund shares sold		1,525,277
Total assets		280,945,610

Liabilities
Payable for investments purchased	$ 1,524,680
Payable for fund shares redeemed	302,790
Distribution fees payable	98,450
Total liabilities		1,925,920

Net Assets		$ 279,019,690
Net Assets consist of:
Paid in capital		$ 252,955,897
Undistributed net investment income		129,257
Accumulated undistributed net realized gain (loss) on investments		5,751,533
Net unrealized appreciation (depreciation) on investments		20,183,003
Net Assets		$ 279,019,690

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,175,334 ÷ 10,872,982 shares)		$ 13.44

Maximum offering price per share (100/94.25 of $13.44)		$ 14.26
Class T: Net Asset Value and redemption price per share ($84,367,914 ÷ 6,305,947 shares)		$ 13.38

Maximum offering price per share (100/96.50 of $13.38)		$ 13.87
Class B: Net Asset Value and offering price per share ($23,064,708 ÷ 1,735,585 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($19,040,504 ÷ 1,431,632 shares)A		$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,371,230 ÷ 472,224 shares)		$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 3,202,913
Interest		215
Total income		3,203,128

Expenses
Distribution fees	$ 866,505
Independent trustees' compensation	592
Total expenses before reductions	867,097
Expense reductions	(592)	866,505
Net investment income (loss)		2,336,623
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(85,962)
Capital gain distributions from underlying funds	7,057,183	6,971,221
Change in net unrealized appreciation (depreciation) on underlying funds		10,021,524
Net gain (loss)		16,992,745
Net increase (decrease) in net assets resulting from operations		$ 19,329,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,336,623	$ 736,017
Net realized gain (loss)	6,971,221	2,416,401
Change in net unrealized appreciation (depreciation)	10,021,524	9,386,127
Net increase (decrease) in net assets resulting from operations	19,329,368	12,538,545
Distributions to shareholders from net investment income	(2,210,017)	(733,367)
Distributions to shareholders from net realized gain	(3,462,283)	(249,712)
Total distributions	(5,672,300)	(983,079)
Share transactions - net increase (decrease)	140,482,789	69,137,683
Total increase (decrease) in net assets	154,139,857	80,693,149

Net Assets
Beginning of period	124,879,833	44,186,684
End of period (including undistributed net investment income of $129,257 and undistributed net investment income of $2,651, respectively)	$ 279,019,690	$ 124,879,833

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.14	.19	.07
Net realized and unrealized gain (loss)	1.02	1.62	.32	.72
Total from investment operations	1.21	1.76	.51	.79
Distributions from net investment income	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.29)	(.04)	- I	-
Total distributions	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	5%	4%	5%	1% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.11	.16	.06
Net realized and unrealized gain (loss)	1.01	1.63	.31	.71
Total from investment operations	1.17	1.74	.47	.77
Distributions from net investment income	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.28)	(.04)	- I	-
Total distributions	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.411per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.02	1.61	.32	.71
Total from investment operations	1.11	1.66	.42	.75
Distributions from net investment income	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.27)	(.04)	- I	-
Total distributions	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.02	1.61	.32	.72
Total from investment operations	1.11	1.66	.42	.76
Distributions from net investment income	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.27)	(.04)	- I	-
Total distributions	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.17	.21	.08
Net realized and unrealized gain (loss)	1.02	1.64	.31	.72
Total from investment operations	1.24	1.81	.52	.80
Distributions from net investment income	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.29)	(.04)	- H	-
Total distributions	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	13.9	14.2
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.1
Fidelity Advisor Equity Income Fund Institutional Class	14.2	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.8
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.9
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.2	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	67.7	68.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.6	8.5
Fidelity Advisor Overseas Fund Institutional Class	8.7	8.5
	17.3	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.7	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.1	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.0	0.9
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	2.1
	5.3	5.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.7%
International Equity Funds	17.3%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.7%

Six months ago
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	67.9%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 67.7%
Fidelity 100 Index Fund	62,453	$ 623,284
Fidelity Advisor Dividend Growth Fund Institutional Class	6,193,120	84,102,569
Fidelity Advisor Equity Growth Fund Institutional Class	897,351	49,273,568
Fidelity Advisor Equity Income Fund Institutional Class	2,804,111	85,945,992
Fidelity Advisor Growth & Income Fund Institutional Class	3,274,854	65,398,829
Fidelity Advisor Large Cap Fund Institutional Class	3,354,989	65,522,933
Fidelity Advisor Mid-Cap Fund Institutional Class	1,269,099	33,466,151
Fidelity Advisor Small Cap Fund Institutional Class	1,021,109	25,364,335
Fidelity Small Cap Opportunities Fund	11,378	113,325
TOTAL DOMESTIC EQUITY FUNDS		409,810,986
International Equity Funds - 17.3%
Fidelity Advisor Diversified International Fund Institutional Class	2,152,163	51,910,172
Fidelity Advisor Overseas Fund Institutional Class	2,271,395	52,628,216
TOTAL INTERNATIONAL EQUITY FUNDS		104,538,388
TOTAL EQUITY FUNDS (Cost $459,027,025)		514,349,374
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,695,654	58,836,108
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Advisor Government Income Fund Institutional Class	1,266,574	12,767,061
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,172,569	12,757,556
Fidelity Advisor Strategic Real Return Fund Institutional Class	583,094	6,064,182
Fidelity Advisor Total Bond Fund Institutional Class	14,131	147,952
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		31,736,751
TOTAL FIXED-INCOME FUNDS (Cost $86,105,828)		90,572,859
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $545,132,853)		$ 604,922,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $545,132,853) - See accompanying schedule		$ 604,922,233
Cash		540
Receivable for investments sold		658,194
Receivable for fund shares sold		2,411,374
Total assets		607,992,341

Liabilities
Payable for investments purchased	$ 2,053,284
Payable for fund shares redeemed	835,305
Distribution fees payable	226,372
Total liabilities		3,114,961

Net Assets		$ 604,877,380
Net Assets consist of:
Paid in capital		$ 531,349,591
Undistributed net investment income		408,767
Accumulated undistributed net realized gain (loss) on investments		13,329,642
Net unrealized appreciation (depreciation) on investments		59,789,380
Net Assets		$ 604,877,380

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($263,732,877 ÷ 17,957,997 shares)		$ 14.69

Maximum offering price per share (100/94.25 of $14.69)		$ 15.59
Class T: Net Asset Value and redemption price per share ($221,814,526 ÷ 15,149,573 shares)		$ 14.64

Maximum offering price per share (100/96.50 of $14.64)		$ 15.17
Class B: Net Asset Value and offering price per share ($46,110,349 ÷ 3,173,028 shares)A		$ 14.53

Class C: Net Asset Value and offering price per share ($54,022,131 ÷ 3,719,392 shares)A		$ 14.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,197,497 ÷ 1,302,705 shares)		$ 14.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 7,907,389

Expenses
Distribution fees	$ 2,179,457
Independent trustees' compensation	1,501
Total expenses before reductions	2,180,958
Expense reductions	(1,501)	2,179,457
Net investment income (loss)		5,727,932
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(898,930)
Capital gain distributions from underlying funds	17,178,419	16,279,489
Change in net unrealized appreciation (depreciation) on underlying funds		25,694,610
Net gain (loss)		41,974,099
Net increase (decrease) in net assets resulting from operations		$ 47,702,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,727,932	$ 2,231,572
Net realized gain (loss)	16,279,489	7,176,784
Change in net unrealized appreciation (depreciation)	25,694,610	29,421,318
Net increase (decrease) in net assets resulting from operations	47,702,031	38,829,674
Distributions to shareholders from net investment income	(5,475,037)	(2,075,700)
Distributions to shareholders from net realized gain	(9,442,737)	(1,111,246)
Total distributions	(14,917,774)	(3,186,946)
Share transactions - net increase (decrease)	222,765,428	151,023,971
Total increase (decrease) in net assets	255,549,685	186,666,699

Net Assets
Beginning of period	349,327,695	162,660,996
End of period (including undistributed net investment income of $408,767 and undistributed net investment income of $155,872, respectively)	$ 604,877,380	$ 349,327,695

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.15	.18	.12
Net realized and unrealized gain (loss)	1.16	1.84	.39	1.60
Total from investment operations	1.37	1.99	.57	1.72
Distributions from net investment income	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.33)	(.07)	-	-
Total distributions	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.48%	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.12	.15	.10
Net realized and unrealized gain (loss)	1.16	1.83	.38	1.59
Total from investment operations	1.33	1.95	.53	1.69
Distributions from net investment income	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.33)	(.06)	-	-
Total distributions	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.14	1.83	.38	1.60
Total from investment operations	1.24	1.88	.47	1.66
Distributions from net investment income	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.32)	(.06)	-	-
Total distributions	(.41) I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.13	1.83	.38	1.59
Total from investment operations	1.23	1.88	.47	1.65
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.32)	(.06)	-	-
Total distributions	(.41) I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.17	1.85	.38	1.60
Total from investment operations	1.41	2.03	.59	1.73
Distributions from net investment income	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.33)	(.07)	-	-
Total distributions	(.54) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.2	14.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.5	14.8
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	11.1
Fidelity Advisor Large Cap Fund Institutional Class	10.9	11.0
Fidelity Advisor Mid-Cap Fund Institutional Class	5.6	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.2	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	68.6	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.7	9.6
Fidelity Advisor Overseas Fund Institutional Class	9.8	9.6
	19.5	19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.1	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.8	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.7	0.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.3	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	0.6
	1.8	1.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.6%
International Equity Funds	19.5%
Investment Grade Fixed-Income Funds	1.8%
High Yield Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	69.6%
International Equity Funds	19.2%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.5%
International Equity Funds	17.9%
Investment Grade Fixed-Income Funds	3.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.1%
	Shares	Value
Domestic Equity Funds - 68.6%
Fidelity 100 Index Fund	1,883	$ 18,788
Fidelity Advisor Dividend Growth Fund Institutional Class	189,615	2,574,978
Fidelity Advisor Equity Growth Fund Institutional Class	26,864	1,475,122
Fidelity Advisor Equity Income Fund Institutional Class	85,338	2,615,606
Fidelity Advisor Growth & Income Fund Institutional Class	98,658	1,970,202
Fidelity Advisor Large Cap Fund Institutional Class	100,783	1,968,291
Fidelity Advisor Mid-Cap Fund Institutional Class	38,623	1,018,477
Fidelity Advisor Small Cap Fund Institutional Class	30,554	758,971
Fidelity Small Cap Opportunities Fund	95	948
TOTAL DOMESTIC EQUITY FUNDS		12,401,383
International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	72,707	1,753,702
Fidelity Advisor Overseas Fund Institutional Class	76,415	1,770,535
TOTAL INTERNATIONAL EQUITY FUNDS		3,524,237
TOTAL EQUITY FUNDS (Cost $15,702,398)		15,925,620
Fixed-Income Funds - 11.9%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	175,610	1,814,048
Investment Grade Fixed-Income Funds - 1.8%
Fidelity Advisor Government Income Fund Institutional Class	13,798	139,081
Fidelity Advisor Intermediate Bond Fund Institutional Class	12,772	138,959
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,866	50,603
Fidelity Advisor Total Bond Fund Institutional Class	71	741
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		329,384
TOTAL FIXED-INCOME FUNDS (Cost $2,115,028)		2,143,432
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,817,426)		$ 18,069,052

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $17,817,426) - See accompanying schedule		$ 18,069,052
Receivable for investments sold		10,505
Receivable for fund shares sold		113,346
Total assets		18,192,903

Liabilities
Payable for investments purchased	$ 109,155
Payable for fund shares redeemed	14,562
Distribution fees payable	4,723
Total liabilities		128,440

Net Assets		$ 18,064,463
Net Assets consist of:
Paid in capital		$ 17,672,042
Undistributed net investment income		7,369
Accumulated undistributed net realized gain (loss) on investments		133,426
Net unrealized appreciation (depreciation) on investments		251,626
Net Assets		$ 18,064,463

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,549,944 ÷ 1,135,783 shares)		$ 11.05

Maximum offering price per share (100/94.25 of $11.05)		$ 11.72
Class T: Net Asset Value and redemption price per share ($3,339,178 ÷ 302,735 shares)		$ 11.03

Maximum offering price per share (100/96.50 of $11.03)		$ 11.43
Class B: Net Asset Value and offering price per share ($776,261 ÷ 70,490 shares)A		$ 11.01

Class C: Net Asset Value and offering price per share ($769,632 ÷ 69,924 shares)A		$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($629,448 ÷ 56,873 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 58,091

Expenses
Distribution fees	$ 15,455
Independent trustees' compensation	7
Total expenses before reductions	15,462
Expense reductions	(7)	15,455
Net investment income (loss)		42,636
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,170)
Capital gain distributions from underlying funds	163,158	158,988
Change in net unrealized appreciation (depreciation) on underlying funds		251,626
Net gain (loss)		410,614
Net increase (decrease) in net assets resulting from operations		$ 453,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,636
Net realized gain (loss)	158,988
Change in net unrealized appreciation (depreciation)	251,626
Net increase (decrease) in net assets resulting from operations	453,250
Distributions to shareholders from net investment income	(35,267)
Distributions to shareholders from net realized gain	(25,563)
Total distributions	(60,830)
Share transactions - net increase (decrease)	17,672,043
Total increase (decrease) in net assets	18,064,463

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,369)	$ 18,064,463

Financial Highlights - Class A

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.18
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$ 11.05
Total Return B, C, D	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,550
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.15
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$ 11.03
Total Return B, C, D	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,339
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.11
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$ 11.01
Total Return B, C, D	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 776
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.11
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$ 11.01
Total Return B, C, D	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 770
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.20
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$ 11.07
Total Return B, C	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 629
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.1	15.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.4	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.1	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.1	11.2
Fidelity Advisor Mid-Cap Fund Institutional Class	5.8	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	69.1	70.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.2	9.8
Fidelity Advisor Overseas Fund Institutional Class	10.3	9.9
	20.5	19.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.1	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.0
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
	0.3	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.1%
International Equity Funds	20.5%
Investment Grade Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	70.4%
International Equity Funds	19.7%
Investment Grade Fixed-Income Funds	0.0%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.6%
	Shares	Value
Domestic Equity Funds - 69.1%
Fidelity 100 Index Fund	2,061	$ 20,568
Fidelity Advisor Dividend Growth Fund Institutional Class	209,347	2,842,928
Fidelity Advisor Equity Growth Fund Institutional Class	30,172	1,656,771
Fidelity Advisor Equity Income Fund Institutional Class	94,410	2,893,677
Fidelity Advisor Growth & Income Fund Institutional Class	111,561	2,227,871
Fidelity Advisor Large Cap Fund Institutional Class	114,148	2,229,315
Fidelity Advisor Mid-Cap Fund Institutional Class	43,992	1,160,080
Fidelity Advisor Small Cap Fund Institutional Class	34,686	861,600
Fidelity Small Cap Opportunities Fund	254	2,530
TOTAL DOMESTIC EQUITY FUNDS		13,895,340
International Equity Funds - 20.5%
Fidelity Advisor Diversified International Fund Institutional Class	85,019	2,050,652
Fidelity Advisor Overseas Fund Institutional Class	89,372	2,070,755
TOTAL INTERNATIONAL EQUITY FUNDS		4,121,407
TOTAL EQUITY FUNDS (Cost $17,669,081)		18,016,747
Fixed-Income Funds - 10.4%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	195,526	2,019,779
Investment Grade Fixed-Income Funds - 0.3%
Fidelity Advisor Government Income Fund Institutional Class	3,043	30,671
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,819	30,670
Fidelity Advisor Strategic Real Return Fund Institutional Class	15	155
Fidelity Advisor Total Bond Fund Institutional Class	17	181
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		61,677
TOTAL FIXED-INCOME FUNDS (Cost $2,034,148)		2,081,456
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,703,229)		$ 20,098,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $19,703,229) - See accompanying schedule		$ 20,098,203
Cash		1
Receivable for investments sold		8,957
Receivable for fund shares sold		286,972
Total assets		20,394,133

Liabilities
Payable for investments purchased	$ 293,821
Payable for fund shares redeemed	2,095
Distribution fees payable	5,768
Total liabilities		301,684

Net Assets		$ 20,092,449
Net Assets consist of:
Paid in capital		$ 19,481,763
Undistributed net investment income		5,602
Accumulated undistributed net realized gain (loss) on investments		210,110
Net unrealized appreciation (depreciation) on investments		394,974
Net Assets		$ 20,092,449

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,906,853 ÷ 1,169,198 shares)		$ 11.04

Maximum offering price per share (100/94.25 of $11.04)		$ 11.71
Class T: Net Asset Value and redemption price per share ($3,519,549 ÷ 319,322 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42
Class B: Net Asset Value and offering price per share ($1,177,015 ÷ 107,023 shares)A		$ 11.00

Class C: Net Asset Value and offering price per share ($1,507,382 ÷ 137,077 shares)A		$ 11.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,650 ÷ 88,776 shares)		$ 11.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 82,997

Expenses
Distribution fees	$ 20,365
Independent trustees' compensation	11
Total expenses before reductions	20,376
Expense reductions	(11)	20,365
Net investment income (loss)		62,632
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,368)
Capital gain distributions from underlying funds	254,837	251,469
Change in net unrealized appreciation (depreciation) on underlying funds		394,974
Net gain (loss)		646,443
Net increase (decrease) in net assets resulting from operations		$ 709,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,632
Net realized gain (loss)	251,469
Change in net unrealized appreciation (depreciation)	394,974
Net increase (decrease) in net assets resulting from operations	709,075
Distributions to shareholders from net investment income	(57,030)
Distributions to shareholders from net realized gain	(41,358)
Total distributions	(98,388)
Share transactions - net increase (decrease)	19,481,762
Total increase (decrease) in net assets	20,092,449

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,602)	$ 20,092,449

Financial Highlights - Class A

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.19
Distributions from net investment income	(.09)
Distributions from net realized gain	(.06)
Total distributions	(.15)
Net asset value, end of period	$ 11.04
Total Return B, C, D	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,907
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.16
Distributions from net investment income	(.08)
Distributions from net realized gain	(.06)
Total distributions	(.14)
Net asset value, end of period	$ 11.02
Total Return B, C, D	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,520
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.13
Distributions from net investment income	(.07)
Distributions from net realized gain	(.06)
Total distributions	(.13)
Net asset value, end of period	$ 11.00
Total Return B, C, D	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.12
Distributions from net investment income	(.06)
Distributions from net realized gain	(.06)
Total distributions	(.12)
Net asset value, end of period	$ 11.00
Total Return B, C, D	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.21
Distributions from net investment income	(.09)
Distributions from net realized gain	(.06)
Total distributions	(.15)
Net asset value, end of period	$ 11.06
Total Return B, C	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 982
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund commenced operations on June 1, 2006. Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 107,629,911	$ 3,578,489	$ (657,010)	$ 2,921,479
Advisor Freedom 2005	81,870,199	4,644,159	(272,827)	4,371,332
Advisor Freedom 2010	511,761,141	38,352,310	(2,604,540)	35,747,770
Advisor Freedom 2015	576,491,594	41,412,923	(2,134,651)	39,278,272
Advisor Freedom 2020	1,047,750,940	108,017,675	(3,281,073)	104,736,602
Advisor Freedom 2025	506,617,557	40,156,737	(1,543,056)	38,613,681
Advisor Freedom 2030	688,741,863	74,170,779	(1,715,821)	72,454,958
Advisor Freedom 2035	258,940,101	20,955,174	(777,306)	20,177,868
Advisor Freedom 2040	545,136,608	60,877,529	(1,091,904)	59,785,625
Advisor Freedom 2045	17,817,449	336,176	(84,573)	251,603
Advisor Freedom 2050	19,703,327	476,953	(82,077)	394,876
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 370,471	$ 435,941
Advisor Freedom 2005	327,028	846,181
Advisor Freedom 2010	2,201,437	6,040,114
Advisor Freedom 2015	2,008,764	9,055,258
Advisor Freedom 2020	2,676,710	19,445,379
Advisor Freedom 2025	1,195,028	9,394,053
Advisor Freedom 2030	1,143,438	15,638,456
Advisor Freedom 2035	341,723	5,544,199
Advisor Freedom 2040	862,821	12,879,341
Advisor Freedom 2045	12,217	128,602
Advisor Freedom 2050	12,614	203,196

The tax character of distributions paid was as follows:

March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 2,738,533	$ 435,586	$ 3,174,119
Advisor Freedom 2005	1,379,493	529,238	1,908,731
Advisor Freedom 2010	10,809,995	4,869,805	15,679,800
Advisor Freedom 2015	10,658,643	4,689,333	15,347,976
Advisor Freedom 2020	19,829,363	13,558,440	33,387,803
Advisor Freedom 2025	7,571,599	4,519,776	12,091,375
Advisor Freedom 2030	10,595,472	7,971,409	18,566,881
Advisor Freedom 2035	3,480,235	2,192,065	5,672,300
Advisor Freedom 2040	8,552,165	6,365,609	14,917,774
Advisor Freedom 2045	60,830	-	60,830
Advisor Freedom 2050	98,388	-	98,388
March 31, 2006
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 1,513,067	$ 144,130	$ 1,657,197
Advisor Freedom 2005	621,106	89,791	710,897
Advisor Freedom 2010	5,639,391	775,835	6,415,226
Advisor Freedom 2015	3,990,749	477,777	4,468,526
Advisor Freedom 2020	7,886,283	1,712,913	9,599,196
Advisor Freedom 2025	2,446,690	248,535	2,695,225
Advisor Freedom 2030	3,352,916	826,847	4,179,763
Advisor Freedom 2035	889,584	93,495	983,079
Advisor Freedom 2040	2,735,694	451,252	3,186,946

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	70,993,402	32,923,468
Advisor Freedom 2005	58,721,925	17,561,248
Advisor Freedom 2010	254,415,815	96,038,629
Advisor Freedom 2015	297,023,186	50,485,181
Advisor Freedom 2020	491,150,371	115,989,654
Advisor Freedom 2025	272,165,828	10,375,133
Advisor Freedom 2030	344,156,977	45,398,905
Advisor Freedom 2035	153,702,980	9,453,328
Advisor Freedom 2040	264,805,828	34,153,677
Advisor Freedom 2045	18,575,226	753,631
Advisor Freedom 2050	19,931,305	224,708

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,769	$ 19,900
Class T	.25%	.25%	176,991	-
Class B	.75%	.25%	49,100	36,850
Class C	.75%	.25%	131,244	20,798
			$ 434,104	$ 77,548
Advisor Freedom 2005
Class A	0%	.25%	$ 66,565	$ 22,393
Class T	.25%	.25%	83,297	536
Class B	.75%	.25%	39,725	30,224
Class C	.75%	.25%	85,612	25,171
			$ 275,199	$ 78,324
Advisor Freedom 2010
Class A	0%	.25%	$ 438,752	$ 64,133
Class T	.25%	.25%	844,529	377
Class B	.75%	.25%	339,274	254,613
Class C	.75%	.25%	423,541	104,053
			$ 2,046,096	$ 423,176
Advisor Freedom 2015
Class A	0%	.25%	$ 483,977	$ 81,044
Class T	.25%	.25%	747,766	-
Class B	.75%	.25%	377,662	283,485
Class C	.75%	.25%	450,831	155,153
			$ 2,060,236	$ 519,682
Advisor Freedom 2020
Class A	0%	.25%	$ 924,007	$ 161,448
Class T	.25%	.25%	1,810,210	-
Class B	.75%	.25%	777,356	583,661
Class C	.75%	.25%	716,978	172,266
			$ 4,228,551	$ 917,375
Advisor Freedom 2025
Class A	0%	.25%	$ 478,951	$ 104,462
Class T	.25%	.25%	568,490	-
Class B	.75%	.25%	319,289	239,862
Class C	.75%	.25%	256,037	74,399
			$ 1,622,767	$ 418,723
Advisor Freedom 2030
Class A	0%	.25%	$ 562,314	$ 108,587
Class T	.25%	.25%	1,149,158	-
Class B	.75%	.25%	494,040	371,060
Class C	.75%	.25%	455,161	124,605
			$ 2,660,673	$ 604,252
Advisor Freedom 2035
Class A	0%	.25%	$ 213,537	$ 52,620
Class T	.25%	.25%	310,691	41
Class B	.75%	.25%	188,928	141,956
Class C	.75%	.25%	153,349	56,878
			$ 866,505	$ 251,495

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 463,654	$ 80,082
Class T	.25%	.25%	868,759	-
Class B	.75%	.25%	387,735	291,287
Class C	.75%	.25%	459,309	125,308
			$ 2,179,457	$ 496,677
Advisor Freedom 2045
Class A	0%	.25%	$ 5,225	$ 3,869
Class T	.25%	.25%	4,301	335
Class B	.75%	.25%	2,916	2,396
Class C	.75%	.25%	3,013	2,006
			$ 15,455	$ 8,606
Advisor Freedom 2050
Class A	0%	.25%	$ 7,201	$ 5,009
Class T	.25%	.25%	4,172	370
Class B	.75%	.25%	3,795	3,049
Class C	.75%	.25%	5,197	3,969
			$ 20,365	$ 12,397

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 21,340
Class T	6,319
Class B*	12,417
Class C*	3,174
$ 43,250

Advisor Freedom 2005
Class A	$ 15,465
Class T	4,148
Class B*	12,098
Class C*	2,198
$ 33,909

Advisor Freedom 2010
Class A	$ 79,260
Class T	17,824
Class B*	91,403
Class C*	6,462
$ 194,949

Advisor Freedom 2015
Class A	$ 144,711
Class T	33,824
Class B*	65,569
Class C*	8,481
$ 252,585

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 224,779
Class T	50,459
Class B*	188,859
Class C*	13,684
$ 477,781

Advisor Freedom 2025
Class A	$ 142,938
Class T	34,233
Class B*	92,939
Class C*	4,494
$ 274,604

Advisor Freedom 2030
Class A	$ 152,754
Class T	36,947
Class B*	126,015
Class C*	7,261
$ 322,977

Advisor Freedom 2035
Class A	$ 95,430
Class T	18,943
Class B*	54,848
Class C*	3,809
$ 173,030

Advisor Freedom 2040
Class A	$ 167,699
Class T	32,320
Class B*	130,102
Class C*	9,619
$ 339,740

Advisor Freedom 2045
Class A	$ 5,719
Class T	1,126
Class B*	236
Class C*	68
$ 7,149

Advisor Freedom 2050
Class A	$ 12,723
Class T	2,791
Class B*	561
Class C*	8
$ 16,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 103
Class T	.50%	119
Class B	1.00%	16
Class C	1.00%	44
Institutional Class	.00%	5
Advisor Freedom 2005
Class A	.25%	85
Class T	.50%	54
Class B	1.00%	13
Class C	1.00%	28
Institutional Class	.00%	7
Advisor Freedom 2010
Class A	.25%	591
Class T	.50%	567
Class B	1.00%	114
Class C	1.00%	142
Institutional Class	.00%	44
Advisor Freedom 2015
Class A	.25%	637
Class T	.50%	491
Class B	1.00%	124
Class C	1.00%	148
Institutional Class	.00%	108
Advisor Freedom 2020
Class A	.25%	1,234
Class T	.50%	1,207
Class B	1.00%	259
Class C	1.00%	239
Institutional Class	.00%	88
Advisor Freedom 2025
Class A	.25%	618
Class T	.50%	367
Class B	1.00%	103
Class C	1.00%	83
Institutional Class	.00%	27
Advisor Freedom 2030
Class A	.25%	740
Class T	.50%	756
Class B	1.00%	162
Class C	1.00%	150
Institutional Class	.00%	49

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 273
Class T	.50%	198
Class B	1.00%	60
Class C	1.00%	49
Institutional Class	.00%	12
Advisor Freedom 2040
Class A	.25%	611
Class T	.50%	572
Class B	1.00%	128
Class C	1.00%	151
Institutional Class	.00%	39
Advisor Freedom 2045
Class A	.25%	4
Class T	.50%	2
Class B	1.00%	1
Class C	1.00%	-
Institutional Class	.00%	-
Advisor Freedom 2050
Class A	.25%	6
Class T	.50%	2
Class B	1.00%	1
Class C	1.00%	1
Institutional Class	.00%	1

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	41%
Fidelity Advisor Growth & Income Fund	26%
Fidelity Advisor Overseas Fund	26%
Fidelity Advisor Intermediate Bond Fund	24%

During the period, the Funds' transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2007	2006
Advisor Freedom Income
From net investment income
Class A	$ 1,002,334	$ 360,423
Class T	1,094,267	716,147
Class B	127,152	85,800
Class C	340,423	263,465
Institutional Class	52,530	29,580
Total	$ 2,616,706	$ 1,455,415
From net realized gain
Class A	$ 159,694	$ 35,475
Class T	250,213	101,688
Class B	37,002	15,014
Class C	101,597	47,334
Institutional Class	8,907	2,271
Total	$ 557,413	$ 201,782
Advisor Freedom 2005
From net investment income
Class A	$ 605,813	$ 206,518
Class T	313,704	208,572
Class B	49,294	38,357
Class C	113,001	78,865
Institutional Class	47,174	27,052
Total	$ 1,128,986	$ 559,364
From net realized gain
Class A	$ 315,950	$ 40,250
Class T	248,166	62,014
Class B	62,256	14,837
Class C	128,211	29,953
Institutional Class	25,162	4,479
Total	$ 779,745	$ 151,533
Advisor Freedom 2010
From net investment income
Class A	$ 3,995,531	$ 2,171,009
Class T	3,440,551	2,009,465
Class B	495,075	367,156
Class C	652,244	407,816
Institutional Class	345,085	180,656
Total	$ 8,928,486	$ 5,136,102
From net realized gain
Class A	$ 2,696,358	$ 441,149
Class T	2,598,359	514,332
Class B	569,438	144,772
Class C	682,976	147,544
Institutional Class	204,183	31,327
Total	$ 6,751,314	$ 1,279,124

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2015
From net investment income
Class A	$ 4,043,265	$ 1,356,176
Class T	2,579,826	1,245,899
Class B	470,817	232,461
Class C	606,365	245,384
Institutional Class	705,795	257,756
Total	$ 8,406,068	$ 3,337,676
From net realized gain
Class A	$ 2,739,513	$ 361,841
Class T	2,384,892	431,884
Class B	622,101	129,149
Class C	694,561	130,303
Institutional Class	500,841	77,673
Total	$ 6,941,908	$ 1,130,850
Advisor Freedom 2020
From net investment income
Class A	$ 6,850,858	$ 2,883,663
Class T	5,698,586	2,628,309
Class B	810,487	420,463
Class C	784,767	364,285
Institutional Class	538,403	243,104
Total	$ 14,683,101	$ 6,539,824
From net realized gain
Class A	$ 7,537,514	$ 1,061,003
Class T	7,396,310	1,308,678
Class B	1,713,469	326,977
Class C	1,527,861	276,300
Institutional Class	529,548	86,414
Total	$ 18,704,702	$ 3,059,372
Advisor Freedom 2025
From net investment income
Class A	$ 3,125,692	$ 1,121,310
Class T	1,560,568	596,908
Class B	278,660	141,241
Class C	229,679	106,449
Institutional Class	152,090	40,310
Total	$ 5,346,689	$ 2,006,218
From net realized gain
Class A	$ 3,415,791	$ 347,287
Class T	2,067,705	210,648
Class B	626,709	67,889
Class C	496,499	51,620
Institutional Class	137,982	11,563
Total	$ 6,744,686	$ 689,007

Annual Report

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2030
From net investment income
Class A	$ 3,346,670	$ 1,047,937
Class T	2,694,894	974,321
Class B	337,549	133,986
Class C	318,345	126,130
Institutional Class	235,961	94,967
Total	$ 6,933,419	$ 2,377,341
From net realized gain
Class A	$ 4,490,893	$ 622,840
Class T	4,779,075	768,934
Class B	1,090,033	191,018
Class C	983,447	157,380
Institutional Class	290,014	62,250
Total	$ 11,633,462	$ 1,802,422
Advisor Freedom 2035
From net investment income
Class A	$ 1,192,816	$ 336,621
Class T	710,451	271,292
Class B	137,177	62,536
Class C	115,447	46,277
Institutional Class	54,126	16,641
Total	$ 2,210,017	$ 733,367
From net realized gain
Class A	$ 1,548,250	$ 92,405
Class T	1,184,405	90,299
Class B	371,468	36,328
Class C	297,049	27,177
Institutional Class	61,111	3,503
Total	$ 3,462,283	$ 249,712
Advisor Freedom 2040
From net investment income
Class A	$ 2,619,392	$ 950,126
Class T	2,038,155	792,429
Class B	289,047	121,700
Class C	344,514	148,642
Institutional Class	183,929	62,803
Total	$ 5,475,037	$ 2,075,700
From net realized gain
Class A	$ 3,781,697	$ 407,878
Class T	3,639,201	422,998
Class B	826,884	116,257
Class C	978,964	134,587
Institutional Class	215,991	29,526
Total	$ 9,442,737	$ 1,111,246

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2045A
From net investment income
Class A	$ 17,761	$ -
Class T	11,873	-
Class B	1,977	-
Class C	2,080	-
Institutional Class	1,576	-
Total	$ 35,267	$ -
From net realized gain
Class A	$ 11,838	$ -
Class T	8,362	-
Class B	2,103	-
Class C	2,262	-
Institutional Class	998	-
Total	$ 25,563	$ -
Advisor Freedom 2050A
From net investment income
Class A	$ 36,386	$ -
Class T	8,564	-
Class B	4,114	-
Class C	4,848	-
Institutional Class	3,118	-
Total	$ 57,030	$ -
From net realized gain
Class A	$ 24,808	$ -
Class T	6,344	-
Class B	3,578	-
Class C	4,617	-
Institutional Class	2,011	-
Total	$ 41,358	$ -

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom Income
Class A
Shares sold	3,998,819	1,248,334	$ 42,215,890	$ 13,023,137
Reinvestment of distributions	102,485	34,742	1,078,852	361,381
Shares redeemed	(1,230,892)	(504,418)	(12,986,012)	(5,262,926)
Net increase (decrease)	2,870,412	778,658	$ 30,308,730	$ 8,121,592
Class T
Shares sold	2,071,786	1,413,853	$ 21,825,406	$ 14,717,233
Reinvestment of distributions	122,503	74,755	1,286,011	776,259
Shares redeemed	(1,579,074)	(1,217,170)	(16,645,393)	(12,681,876)
Net increase (decrease)	615,215	271,438	$ 6,466,024	$ 2,811,616
Class B
Shares sold	104,130	151,645	$ 1,094,305	$ 1,576,981
Reinvestment of distributions	14,103	8,915	147,869	92,494
Shares redeemed	(116,492)	(129,511)	(1,222,471)	(1,343,127)
Net increase (decrease)	1,741	31,049	$ 19,703	$ 326,348
Class C
Shares sold	289,104	424,993	$ 3,032,611	$ 4,420,146
Reinvestment of distributions	31,301	22,295	328,081	231,247
Shares redeemed	(384,133)	(514,989)	(4,025,882)	(5,366,087)
Net increase (decrease)	(63,728)	(67,701)	$ (665,190)	$ (714,694)
Institutional Class
Shares sold	209,024	110,433	$ 2,227,313	$ 1,154,968
Reinvestment of distributions	5,153	2,279	54,344	23,731
Shares redeemed	(61,571)	(65,692)	(653,326)	(691,013)
Net increase (decrease)	152,606	47,020	$ 1,628,331	$ 487,686
Advisor Freedom 2005
Class A
Shares sold	3,787,746	1,045,087	$ 43,883,709	$ 11,488,136
Reinvestment of distributions	76,807	20,715	885,668	227,182
Shares redeemed	(1,115,226)	(201,347)	(12,859,998)	(2,219,234)
Net increase (decrease)	2,749,327	864,455	$ 31,909,379	$ 9,496,084
Class T
Shares sold	1,234,660	1,419,295	$ 14,090,491	$ 15,260,795
Reinvestment of distributions	47,993	24,717	550,611	269,302
Shares redeemed	(793,872)	(970,234)	(9,030,257)	(10,565,587)
Net increase (decrease)	488,781	473,778	$ 5,610,845	$ 4,964,510
Class B
Shares sold	116,869	122,820	$ 1,310,125	$ 1,330,376
Reinvestment of distributions	8,797	4,304	100,501	46,985
Shares redeemed	(128,275)	(48,057)	(1,454,001)	(526,073)
Net increase (decrease)	(2,609)	79,067	$ (43,375)	$ 851,288
Class C
Shares sold	232,197	316,798	$ 2,619,306	$ 3,462,176
Reinvestment of distributions	18,367	8,537	209,932	93,176
Shares redeemed	(153,843)	(185,035)	(1,749,764)	(2,016,625)
Net increase (decrease)	96,721	140,300	$ 1,079,474	$ 1,538,727
Institutional Class
Shares sold	208,498	89,143	$ 2,404,546	$ 967,402
Reinvestment of distributions	6,260	2,817	72,336	31,000
Shares redeemed	(47,487)	(32,274)	(552,920)	(357,310)
Net increase (decrease)	167,271	59,686	$ 1,923,962	$ 641,092

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2010
Class A
Shares sold	13,374,637	7,739,808	$ 159,853,302	$ 88,298,046
Reinvestment of distributions	545,669	223,520	6,515,960	2,536,606
Shares redeemed	(6,124,760)	(2,250,375)	(71,950,410)	(25,763,889)
Net increase (decrease)	7,795,546	5,712,953	$ 94,418,852	$ 65,070,763
Class T
Shares sold	8,317,218	7,216,617	$ 97,643,792	$ 81,687,336
Reinvestment of distributions	503,504	222,039	5,992,339	2,509,373
Shares redeemed	(5,095,468)	(3,900,266)	(60,236,553)	(44,179,760)
Net increase (decrease)	3,725,254	3,538,390	$ 43,399,578	$ 40,016,949
Class B
Shares sold	554,718	834,087	$ 6,527,082	$ 9,388,818
Reinvestment of distributions	80,803	40,955	957,744	460,771
Shares redeemed	(632,615)	(499,400)	(7,468,667)	(5,655,011)
Net increase (decrease)	2,906	375,642	$ 16,159	$ 4,194,578
Class C
Shares sold	1,325,915	1,335,196	$ 15,583,541	$ 15,082,752
Reinvestment of distributions	100,155	43,770	1,185,377	492,426
Shares redeemed	(814,977)	(585,637)	(9,586,446)	(6,617,347)
Net increase (decrease)	611,093	793,329	$ 7,182,472	$ 8,957,831
Institutional Class
Shares sold	1,216,876	700,184	$ 14,661,891	$ 8,032,090
Reinvestment of distributions	41,121	14,123	492,727	160,978
Shares redeemed	(440,638)	(282,482)	(5,177,492)	(3,270,359)
Net increase (decrease)	817,359	431,825	$ 9,977,126	$ 4,922,709
Advisor Freedom 2015
Class A
Shares sold	16,710,642	7,755,416	$ 200,771,970	$ 87,784,785
Reinvestment of distributions	551,943	148,528	6,663,795	1,681,279
Shares redeemed	(4,573,003)	(1,248,688)	(54,952,585)	(14,243,836)
Net increase (decrease)	12,689,582	6,655,256	$ 152,483,180	$ 75,222,228
Class T
Shares sold	7,721,319	7,331,499	$ 92,149,992	$ 82,443,787
Reinvestment of distributions	409,024	146,891	4,918,891	1,655,344
Shares redeemed	(3,704,390)	(2,069,563)	(44,146,399)	(23,392,515)
Net increase (decrease)	4,425,953	5,408,827	$ 52,922,484	$ 60,706,616
Class B
Shares sold	956,714	1,320,734	$ 11,262,926	$ 14,714,003
Reinvestment of distributions	84,955	29,554	1,017,658	331,712
Shares redeemed	(539,119)	(246,964)	(6,415,601)	(2,776,985)
Net increase (decrease)	502,550	1,103,324	$ 5,864,983	$ 12,268,730
Class C
Shares sold	2,127,630	1,634,319	$ 25,214,598	$ 18,295,083
Reinvestment of distributions	94,790	29,172	1,136,191	327,542
Shares redeemed	(651,145)	(398,401)	(7,748,011)	(4,467,845)
Net increase (decrease)	1,571,275	1,265,090	$ 18,602,778	$ 14,154,780
Institutional Class
Shares sold	1,369,022	1,374,943	$ 16,393,429	$ 15,910,190
Reinvestment of distributions	97,887	27,882	1,185,250	315,005
Shares redeemed	(549,649)	(330,682)	(6,624,103)	(3,761,478)
Net increase (decrease)	917,260	1,072,143	$ 10,954,576	$ 12,463,717

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2020
Class A
Shares sold	23,846,967	14,590,446	$ 308,792,249	$ 177,880,434
Reinvestment of distributions	1,084,342	318,258	14,167,012	3,855,895
Shares redeemed	(9,148,908)	(4,501,371)	(115,715,246)	(55,311,034)
Net increase (decrease)	15,782,401	10,407,333	$ 207,244,015	$ 126,425,295
Class T
Shares sold	15,749,378	13,438,162	$ 200,592,709	$ 162,737,119
Reinvestment of distributions	996,748	323,423	13,003,180	3,903,406
Shares redeemed	(7,788,390)	(6,053,700)	(100,250,106)	(73,680,929)
Net increase (decrease)	8,957,736	7,707,885	$ 113,345,783	$ 92,959,596
Class B
Shares sold	1,566,662	1,799,544	$ 20,015,458	$ 21,593,687
Reinvestment of distributions	185,085	59,314	2,401,388	711,860
Shares redeemed	(914,111)	(589,847)	(11,718,717)	(7,123,757)
Net increase (decrease)	837,636	1,269,011	$ 10,698,129	$ 15,181,790
Class C
Shares sold	2,364,641	2,110,159	$ 30,268,265	$ 25,285,625
Reinvestment of distributions	157,258	47,015	2,039,411	564,041
Shares redeemed	(982,764)	(773,044)	(12,533,396)	(9,282,747)
Net increase (decrease)	1,539,135	1,384,130	$ 19,774,280	$ 16,566,919
Institutional Class
Shares sold	1,665,024	845,222	$ 21,746,839	$ 10,376,829
Reinvestment of distributions	72,996	22,706	958,005	275,559
Shares redeemed	(567,015)	(254,821)	(7,296,379)	(3,125,257)
Net increase (decrease)	1,171,005	613,107	$ 15,408,465	$ 7,527,131
Advisor Freedom 2025
Class A
Shares sold	15,737,696	6,210,144	$ 197,945,688	$ 72,280,640
Reinvestment of distributions	518,473	124,720	6,492,103	1,454,965
Shares redeemed	(3,113,289)	(1,339,389)	(38,954,335)	(15,549,227)
Net increase (decrease)	13,142,880	4,995,475	$ 165,483,456	$ 58,186,378
Class T
Shares sold	7,015,432	4,779,347	$ 87,481,183	$ 55,329,806
Reinvestment of distributions	288,574	68,757	3,613,946	804,360
Shares redeemed	(2,276,653)	(1,422,431)	(28,529,518)	(16,584,794)
Net increase (decrease)	5,027,353	3,425,673	$ 62,565,611	$ 39,549,372
Class B
Shares sold	998,291	1,133,308	$ 12,299,748	$ 12,946,544
Reinvestment of distributions	70,208	17,249	869,570	200,192
Shares redeemed	(348,807)	(169,943)	(4,303,451)	(1,979,347)
Net increase (decrease)	719,692	980,614	$ 8,865,867	$ 11,167,389
Class C
Shares sold	1,074,566	835,184	$ 13,324,519	$ 9,579,811
Reinvestment of distributions	52,399	11,884	649,142	137,922
Shares redeemed	(255,502)	(185,560)	(3,161,389)	(2,143,096)
Net increase (decrease)	871,463	661,508	$ 10,812,272	$ 7,574,637
Institutional Class
Shares sold	801,952	395,871	$ 10,021,125	$ 4,647,168
Reinvestment of distributions	22,778	4,061	286,866	47,460
Shares redeemed	(178,765)	(157,588)	(2,201,208)	(1,829,481)
Net increase (decrease)	645,965	242,344	$ 8,106,783	$ 2,865,147

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2030
Class A
Shares sold	16,253,114	7,622,210	$ 222,796,744	$ 95,830,636
Reinvestment of distributions	566,443	131,003	7,751,676	1,642,629
Shares redeemed	(4,408,382)	(1,657,097)	(59,297,181)	(20,896,249)
Net increase (decrease)	12,411,175	6,096,116	$ 171,251,239	$ 76,577,016
Class T
Shares sold	10,263,782	8,271,712	$ 137,668,691	$ 103,937,897
Reinvestment of distributions	543,658	138,114	7,398,466	1,718,369
Shares redeemed	(4,719,385)	(3,379,705)	(64,003,737)	(42,137,889)
Net increase (decrease)	6,088,055	5,030,121	$ 81,063,420	$ 63,518,377
Class B
Shares sold	1,215,032	1,157,095	$ 16,319,475	$ 14,320,376
Reinvestment of distributions	101,708	25,279	1,372,910	311,100
Shares redeemed	(523,647)	(314,426)	(7,048,793)	(3,917,552)
Net increase (decrease)	793,093	867,948	$ 10,643,592	$ 10,713,924
Class C
Shares sold	1,532,477	1,235,865	$ 20,559,653	$ 15,380,567
Reinvestment of distributions	87,426	20,600	1,180,816	254,461
Shares redeemed	(617,269)	(314,678)	(8,273,949)	(3,929,603)
Net increase (decrease)	1,002,634	941,787	$ 13,466,520	$ 11,705,425
Institutional Class
Shares sold	1,246,804	327,266	$ 17,216,002	$ 4,137,340
Reinvestment of distributions	31,872	9,043	437,589	113,199
Shares redeemed	(347,902)	(190,476)	(4,676,681)	(2,392,711)
Net increase (decrease)	930,774	145,833	$ 12,976,910	$ 1,857,828
Advisor Freedom 2035
Class A
Shares sold	7,937,543	2,810,083	$ 102,858,844	$ 33,259,729
Reinvestment of distributions	209,021	34,961	2,703,345	418,335
Shares redeemed	(1,209,654)	(291,205)	(15,624,179)	(3,451,031)
Net increase (decrease)	6,936,910	2,553,839	$ 89,938,010	$ 30,227,033
Class T
Shares sold	4,037,876	2,779,197	$ 51,279,521	$ 32,690,026
Reinvestment of distributions	146,879	30,222	1,885,587	359,343
Shares redeemed	(1,479,180)	(700,210)	(18,890,769)	(8,256,703)
Net increase (decrease)	2,705,575	2,109,209	$ 34,274,339	$ 24,792,666
Class B
Shares sold	657,867	677,778	$ 8,288,850	$ 7,827,768
Reinvestment of distributions	39,171	8,197	497,716	96,381
Shares redeemed	(185,316)	(92,314)	(2,339,596)	(1,090,117)
Net increase (decrease)	511,722	593,661	$ 6,446,970	$ 6,834,032
Class C
Shares sold	675,368	594,915	$ 8,503,831	$ 6,913,576
Reinvestment of distributions	29,650	5,735	377,444	67,452
Shares redeemed	(231,098)	(106,161)	(2,893,598)	(1,246,975)
Net increase (decrease)	473,920	494,489	$ 5,987,677	$ 5,734,053
Institutional Class
Shares sold	411,593	153,700	$ 5,305,575	$ 1,815,954
Reinvestment of distributions	8,649	1,611	112,282	19,381
Shares redeemed	(121,717)	(23,805)	(1,582,064)	(285,436)
Net increase (decrease)	298,525	131,506	$ 3,835,793	$ 1,549,899

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2040
Class A
Shares sold	11,078,922	6,594,125	$ 155,096,929	$ 84,779,212
Reinvestment of distributions	449,793	103,322	6,329,119	1,336,258
Shares redeemed	(3,247,820)	(1,319,831)	(44,707,746)	(17,027,651)
Net increase (decrease)	8,280,895	5,377,616	$ 116,718,302	$ 69,087,819
Class T
Shares sold	8,566,986	6,934,246	$ 118,422,507	$ 88,873,959
Reinvestment of distributions	404,471	94,278	5,668,499	1,212,995
Shares redeemed	(3,731,784)	(2,629,297)	(51,893,964)	(33,492,621)
Net increase (decrease)	5,239,673	4,399,227	$ 72,197,042	$ 56,594,333
Class B
Shares sold	1,165,934	1,066,326	$ 16,033,302	$ 13,457,885
Reinvestment of distributions	78,169	18,114	1,084,424	229,826
Shares redeemed	(454,770)	(252,957)	(6,294,964)	(3,223,373)
Net increase (decrease)	789,333	831,483	$ 10,822,762	$ 10,464,338
Class C
Shares sold	1,529,531	1,277,719	$ 20,942,119	$ 16,223,875
Reinvestment of distributions	88,855	20,564	1,232,104	261,225
Shares redeemed	(742,685)	(279,598)	(10,212,837)	(3,548,799)
Net increase (decrease)	875,701	1,018,685	$ 11,961,386	$ 12,936,301
Institutional Class
Shares sold	962,985	291,937	$ 13,586,544	$ 3,766,408
Reinvestment of distributions	23,689	5,062	335,253	65,359
Shares redeemed	(205,086)	(147,050)	(2,855,861)	(1,890,587)
Net increase (decrease)	781,588	149,949	$ 11,065,936	$ 1,941,180
Advisor Freedom 2045 A
Class A
Shares sold	1,214,659	-	$ 13,198,339	$ -
Reinvestment of distributions	2,732	-	29,586	-
Shares redeemed	(81,608)	-	(893,392)	-
Net increase (decrease)	1,135,783	-	$ 12,334,533	$ -
Class T
Shares sold	328,167	-	$ 3,531,809	$ -
Reinvestment of distributions	1,870	-	20,235	-
Shares redeemed	(27,302)	-	(296,286)	-
Net increase (decrease)	302,735	-	$ 3,255,758	$ -
Class B
Shares sold	70,701	-	$ 743,408	$ -
Reinvestment of distributions	377	-	4,080	-
Shares redeemed	(588)	-	(6,408)	-
Net increase (decrease)	70,490	-	$ 741,080	$ -
Class C
Shares sold	75,902	-	$ 795,052	$ -
Reinvestment of distributions	334	-	3,613	-
Shares redeemed	(6,312)	-	(68,258)	-
Net increase (decrease)	69,924	-	$ 730,407	$ -
Institutional Class
Shares sold	64,697	-	$ 696,742	$ -
Reinvestment of distributions	237	-	2,574	-
Shares redeemed	(8,061)	-	(89,051)	-
Net increase (decrease)	56,873	-	$ 610,265	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2050 A
Class A
Shares sold	1,276,625	-	$ 13,684,931	$ -
Reinvestment of distributions	5,624	-	60,797	-
Shares redeemed	(113,051)	-	(1,223,026)	-
Net increase (decrease)	1,169,198	-	$ 12,522,702	$ -
Class T
Shares sold	354,770	-	$ 3,810,949	$ -
Reinvestment of distributions	1,380	-	14,908	-
Shares redeemed	(36,828)	-	(403,059)	-
Net increase (decrease)	319,322	-	$ 3,422,798	$ -
Class B
Shares sold	111,977	-	$ 1,191,055	$ -
Reinvestment of distributions	705	-	7,610	-
Shares redeemed	(5,659)	-	(61,502)	-
Net increase (decrease)	107,023	-	$ 1,137,163	$ -
Class C
Shares sold	144,191	-	$ 1,517,547	$ -
Reinvestment of distributions	871	-	9,399	-
Shares redeemed	(7,985)	-	(87,268)	-
Net increase (decrease)	137,077	-	$ 1,439,678	$ -
Institutional Class
Shares sold	90,084	-	$ 973,960	$ -
Reinvestment of distributions	474	-	5,129	-
Shares redeemed	(1,782)	-	(19,668)	-
Net increase (decrease)	88,776	-	$ 959,421	$ -

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution, 1994-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Cheng also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002), and previously served as Vice President of Strategic Advisers, Inc. (2005).

Jonathan A. Shelon (33)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Shelon also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shelon worked as a quantitative consultant at Callan Associates, Inc. Mr. Shelon also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Advisor Freedom Income	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.034	$.046
Class T	05/07/2007	05/04/2007	$.032	$.046
Class B	05/07/2007	05/04/2007	$.027	$.046
Class C	05/07/2007	05/04/2007	$.027	$.046
Advisor Freedom 2005	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.053	$.110
Class T	05/07/2007	05/04/2007	$.045	$.110
Class B	05/07/2007	05/04/2007	$.028	$.110
Class C	05/07/2007	05/04/2007	$.029	$.110
Advisor Freedom 2010	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.047	$.140
Class T	05/07/2007	05/04/2007	$.040	$.140
Class B	05/07/2007	05/04/2007	$.023	$.140
Class C	05/07/2007	05/04/2007	$.025	$.140
Advisor Freedom 2015	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.038	$.183
Class T	05/07/2007	05/04/2007	$.030	$.183
Class B	05/07/2007	05/04/2007	$.014	$.183
Class C	05/07/2007	05/04/2007	$.016	$.183
Advisor Freedom 2020	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.027	$.231
Class T	05/07/2007	05/04/2007	$.018	$.231
Class B	05/07/2007	05/04/2007	$.002	$.231
Class C	05/07/2007	05/04/2007	$.002	$.231
Advisor Freedom 2025	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.025	$.220
Class T	05/07/2007	05/04/2007	$.017	$.220
Class B	05/07/2007	05/04/2007	$.001	$.220
Class C	05/07/2007	05/04/2007	$.002	$.220
Advisor Freedom 2030	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.018	$.288
Class T	05/07/2007	05/04/2007	$.009	$.288
Class B	05/07/2007	05/04/2007	-	$.280
Class C	05/07/2007	05/04/2007	-	$.280
Advisor Freedom 2035	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.010	$.259
Class T	05/07/2007	05/04/2007	-	$.254
Class B	05/07/2007	05/04/2007	-	$.240
Class C	05/07/2007	05/04/2007	-	$.240
Advisor Freedom 2040	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.015	$.314
Class T	05/07/2007	05/04/2007	$.006	$.314
Class B	05/07/2007	05/04/2007	-	$.303
Class C	05/07/2007	05/04/2007	-	$.302
Advisor Freedom 2045	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.005	$.068
Class T	05/07/2007	05/04/2007	-	$.067
Class B	05/07/2007	05/04/2007	-	$.060
Class C	05/07/2007	05/04/2007	-	$.060
Advisor Freedom 2050	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/07/2007	05/04/2007	$.003	$.097
Class T	05/07/2007	05/04/2007	-	$.095
Class B	05/07/2007	05/04/2007	-	$.090
Class C	05/07/2007	05/04/2007	-	$.090

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Advisor Freedom Income	$ 435,961
Advisor Freedom 2005	$ 852,981
Advisor Freedom 2010	$ 6,142,132
Advisor Freedom 2015	$ 9,055,258
Advisor Freedom 2020	$ 19,618,835
Advisor Freedom 2025	$ 9,436,471
Advisor Freedom 2030	$ 15,740,084
Advisor Freedom 2035	$ 5,601,942
Advisor Freedom 2040	$ 12,952,714
Advisor Freedom 2045	$ 128,602
Advisor Freedom 2050	$ 203,196

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Advisor Freedom Income Fund
Class A	6.69%
Class T	6.69%
Class B	6.69%
Class C	6.69%
Advisor Freedom 2005 Fund
Class A	4.28%
Class T	4.28%
Class B	4.28%
Class C	4.28%
Advisor Freedom 2010 Fund
Class A	4.65%
Class T	4.65%
Class B	4.65%
Class C	4.65%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Advisor Freedom Income
May, 2006	5%	6%	7%	7%
June, 2006	7%	7%	9%	9%
July, 2006	7%	7%	9%	9%
August, 2006	7%	7%	9%	9%
September, 2006	7%	7%	9%	9%
October, 2006	7%	7%	9%	9%
November, 2006	7%	7%	9%	9%
December, 2006 (Ex-Date 12/01/06)	7%	8%	9%	9%
December, 2006 (Ex-Date 12/28/06)	7%	8%	8%	8%
February, 2007	4%	5%	7%	7%
March, 2007	5%	5%	6%	6%
Advisor Freedom 2005
May, 2006	5%	6%	9%	9%
December, 2006	16%	17%	23%	22%
Advisor Freedom 2010
May, 2006	1%	1%	2%	2%
December, 2006	16%	17%	22%	21%
Advisor Freedom 2015
May, 2006	1%	2%	3%	3%
December, 2006	19%	21%	26%	25%
Advisor Freedom 2020
May, 2006	1%	1%	2%	2%
December, 2006	24%	26%	33%	33%
Advisor Freedom 2025
May, 2006	1%	1%	7%	5%
December, 2006	27%	29%	37%	37%
Advisor Freedom 2030
May, 2006	4%	6%	100%	52%
December, 2006	32%	36%	46%	45%
Advisor Freedom 2035
May, 2006	2%	4%	-	-
December, 2006	32%	35%	45%	45%
Advisor Freedom 2040
May, 2006	1%	2%	-	-
December, 2006	33%	36%	46%	46%
Advisor Freedom 2045
December, 2006	33%	34%	43%	43%
Advisor Freedom 2050
December, 2006	34%	36%	39%	41%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Advisor Freedom Income
May, 2006	6%	7%	8%	8%
June, 2006	8%	9%	10%	10%
July, 2006	8%	9%	10%	10%
August, 2006	8%	9%	10%	10%
September, 2006	8%	9%	10%	10%
October, 2006	8%	9%	10%	10%
November, 2006	8%	9%	10%	10%
December, 2006 (Ex-Date 12/01/06)	8%	9%	10%	10%
December, 2006 (Ex-Date 12/28/06)	8%	9%	9%	9%
February, 2007	4%	4%	6%	6%
March, 2007	4%	4%	5%	5%
Advisor Freedom 2005
May, 2006	1%	1%	2%	2%
December, 2006	23%	26%	33%	32%
Advisor Freedom 2010
May, 2006	4%	4%	6%	5%
December, 2006	24%	26%	33%	32%
Advisor Freedom 2015
May, 2006	3%	4%	6%	6%
December, 2006	29%	32%	39%	38%
Advisor Freedom 2020
May, 2006	3%	4%	8%	8%
December, 2006	36%	39%	50%	49%
Advisor Freedom 2025
May, 2006	5%	7%	31%	25%
December, 2006	40%	44%	56%	55%
Advisor Freedom 2030
May, 2006	13%	19%	100%	100%
December, 2006	48%	54%	69%	69%
Advisor Freedom 2035
May, 2006	11%	18%	-	-
December, 2006	48%	54%	69%	68%
Advisor Freedom 2040
May, 2006	9%	15%	-	-
December, 2006	50%	55%	70%	70%
Advisor Freedom 2045
December, 2006	54%	56%	69%	70%
Advisor Freedom 2050
December, 2006	56%	58%	64%	67%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on November 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	18,830,405,833.72	96.597
Withheld	663,346,737.87	3.403
TOTAL	19,493,752,571.59	100.000
Albert R. Gamper, Jr.
Affirmative	18,831,910,040.83	96.605
Withheld	661,842,530.76	3.395
TOTAL	19,493,752,571.59	100.000
Robert M. Gates
Affirmative	18,773,843,345.17	96.307
Withheld	719,909,226.42	3.693
TOTAL	19,493,752,571.59	100.000
George H. Heilmeier
Affirmative	18,812,771,918.57	96.507
Withheld	680,980,653.02	3.493
TOTAL	19,493,752,571.59	100.000
Edward C. Johnson 3d
Affirmative	18,782,518,015.61	96.351
Withheld	711,234,555.98	3.649
TOTAL	19,493,752,571.59	100.000
Stephen P. Jonas
Affirmative	18,830,271,862.75	96.596
Withheld	663,480,708.84	3.404
TOTAL	19,493,752,571.59	100.000
James H. KeyesB
Affirmative	18,826,889,110.63	96.579
Withheld	666,863,460.96	3.421
TOTAL	19,493,752,571.59	100.000
Marie L. Knowles
Affirmative	18,823,799,568.68	96.563
Withheld	669,953,002.91	3.437
TOTAL	19,493,752,571.59	100.000
Ned C. Lautenbach
Affirmative	18,825,887,364.77	96.574
Withheld	667,865,206.82	3.426
TOTAL	19,493,752,571.59	100.000
William O. McCoy
Affirmative	18,808,878,406.86	96.487
Withheld	684,874,164.73	3.513
TOTAL	19,493,752,571.59	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	18,833,005,141.90	96.610
Withheld	660,747,429.69	3.390
TOTAL	19,493,752,571.59	100.000
Cornelia M. Small
Affirmative	18,830,550,887.27	96.598
Withheld	663,201,684.32	3.402
TOTAL	19,493,752,571.59	100.000
William S. Stavropoulos
Affirmative	18,814,171,579.92	96.514
Withheld	679,580,991,67	3.486
TOTAL	19,493,752,571.59	100.000
Kenneth L. Wolfe
Affirmative	18,821,873,222.11	96.553
Withheld	671,879,349.48	3.447
TOTAL	19,493,752,571.59	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0507
1.792134.103

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Institutional Class

Annual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	6.72%	5.00%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	8.37%	7.82%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	8.52%	8.46%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	8.90%	9.21%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	9.47%	11.20%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	9.60%	10.58%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	10.08%	12.56%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	9.98%	11.55%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fund A
Institutional Class	10.36%	13.43%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2045 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2045 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2045 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2050 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2050 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2050 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

The U.S. equity market benchmark Standard & Poor's 500SM Index gained 11.83% during the year ending March 31, 2007. Stocks did well early on, but ended the three-month span from May through July with a negative return in response to soaring energy prices and inflation warnings from the Federal Reserve Board. But equities rebounded from August into early 2007 after the Fed put its interest-rate-hike campaign on hold. On October 3, the Dow Jones Industrial AverageSM closed at an all-time high, and would set roughly 30 new highs as the period progressed. However, cracks began to show in the U.S. economy. Energy prices crept higher, the housing market slumped, and subprime mortgage loan defaults and delinquencies mounted. On February 27, the Dow fell 416 points and the S&P 500® lost about 3.5% of its value. A moderate rebound in March offset some of that damage. For the year overall, the Dow rose 13.83% and the NASDAQ Composite® Index returned 4.23%. In comparison, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index (MSCI® EAFE®) - designed to represent the performance of developed stock markets outside the United States and Canada - returned 20.38%, helped in part by the weakness of the U.S. dollar relative to many foreign currencies. U.S. investment-grade bonds also were positive, as the Lehman Brothers® U.S. Aggregate Index increased 6.59%. High-yield debt gained 11.06% according to the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the 12 months ending March 31, 2007, the Advisor Freedom Funds all had solid absolute returns, but underperformed their respective composite benchmarks. At the same time, each Fund produced a return that was consistent with its individual age-appropriate asset allocation, with those having greater exposure to equities delivering higher absolute returns than those with greater exposure to fixed-income investments. The biggest factor in the Funds' relative underperformance was the somewhat lackluster showing of their domestic and international equity allocations. Both asset classes were negatively impacted by periods of sharp volatility in the global equity markets during this 12-month span, which caused the majority of our underlying funds in those two areas to underperform their benchmarks. The Dow Jones Wilshire 5000 Composite IndexSM - the broad market index the Advisor Freedom Funds use to measure the performance of U.S. equities in their composite benchmarks - gained 11.33%, while the MSCI EAFE index's healthy gain reflected the strong performance of foreign equities during the period. On the fixed-income side, the Funds' three asset classes - investment-grade, high-yield and short-term - all performed generally in line with their respective benchmarks, which helped soften the impact of the underperformance of the Funds' equity classes.

Notes to shareholders: The Fidelity Advisor Freedom Funds are in the process of adding four new underlying funds and began investing in them as the period ending March 31st was coming to a close. The new funds include two equity offerings launched specifically for use by Fidelity asset allocation funds such as the Advisor Freedom Funds: Fidelity 100 Index Fund, which will invest in many of the S&P 500's largest and most liquid ´mega-cap' stocks; and Fidelity Small Cap Opportunities Fund, whose assets will be allocated across the 10 sectors in the widely recognized Global Industry Classification Standard (GICS), developed by Standard & Poor's® and MSCI®. Advisor Freedom Funds also will add a bond offering to its underlying funds lineup - Fidelity Advisor Total Bond Fund, which invests in a diversified universe of debt securities - as well as a money-market offering - Fidelity Institutional Money Market Portfolio Class I - which will gradually be replacing the existing underlying money-market fund and should provide a more cost-effective way to construct the short-term asset category. Over the next year, as these new underlying funds are added, the Funds' investments in certain existing underlying funds will be eliminated. These will include Fidelity Advisor Intermediate Bond Fund, Fidelity Advisor Government Income Fund and Fidelity Cash Reserves. Some adjustments to the weightings of the Funds' underlying funds will likely be made as a result of these changes.

In addition, the benchmark for the Advisor Freedom Funds' underlying high-yield bond funds was changed to the Merrill Lynch U.S. High Yield Master II Constrained Index, effective July 1, 2006, concurrent with the scheduled rebalancing of the Funds' composite indexes. In Fidelity's view, the Constrained index - which replaces the Merrill Lynch U.S. High Yield Master II Index - represents a better measure of the high-yield market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,039.70	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,038.40	$ 2.54
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,035.80	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,034.80	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,062.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,061.90	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,059.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class C
Actual	$ 1,000.00	$ 1,059.20	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,064.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,063.70	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,063.00	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,060.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,059.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,065.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,070.30	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,069.30	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,066.70	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,066.40	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,072.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,078.50	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,077.60	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,074.10	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,074.40	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,079.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,080.10	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,080.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,076.90	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,076.20	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,082.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,087.20	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.40	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.20	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,087.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.80	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.70	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.80	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,091.70	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,090.30	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class B
Actual	$ 1,000.00	$ 1,087.30	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,087.40	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,093.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,094.80	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,091.20	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,091.10	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,096.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,096.10	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,094.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,092.40	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,092.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,097.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investments

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	4.2	4.3
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.2	3.3
Fidelity Advisor Mid-Cap Fund Institutional Class	1.7	1.6
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Small Cap Opportunities Fund	0.0	0.0
	20.4	20.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.6	3.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	14.0	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.1	15.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.1	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	15.6
	35.2	36.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.9	19.8
Fidelity Cash Reserves Fund	2.1	19.8
Fidelity Institutional Money Market Portfolio Class I	17.8	0.0
	39.8	39.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	39.8%

Six months ago
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.7%
High Yield Fixed-Income Funds	3.2%
Short-Term Funds	39.6%

The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
Fidelity 100 Index Fund	3,454	$ 34,474
Fidelity Advisor Dividend Growth Fund Institutional Class	342,500	4,651,155
Fidelity Advisor Equity Growth Fund Institutional Class	49,348	2,709,700
Fidelity Advisor Equity Income Fund Institutional Class	153,676	4,710,158
Fidelity Advisor Growth & Income Fund Institutional Class	180,295	3,600,497
Fidelity Advisor Large Cap Fund Institutional Class	183,689	3,587,441
Fidelity Advisor Mid-Cap Fund Institutional Class	69,758	1,839,513
Fidelity Advisor Small Cap Fund Institutional Class	55,170	1,370,421
Fidelity Small Cap Opportunities Fund	59	592
TOTAL EQUITY FUNDS (Cost $19,520,100)		22,503,951
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	494,468	5,107,854
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Government Income Fund Institutional Class	1,538,853	15,511,640
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,427,867	15,535,189
Fidelity Advisor Strategic Real Return Fund Institutional Class	752,554	7,826,566
Fidelity Advisor Total Bond Fund Institutional Class	1,708	17,883
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		38,891,278
TOTAL FIXED-INCOME FUNDS (Cost $43,957,549)		43,999,132
Short-Term Funds - 39.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,333,476	22,004,678
Fidelity Cash Reserves Fund	2,359,901	2,359,901
Fidelity Institutional Money Market Portfolio Class I	19,683,728	19,683,728
TOTAL SHORT-TERM FUNDS (Cost $44,146,203)		44,048,307
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $107,623,852)		$ 110,551,390

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $107,623,852) - See accompanying schedule		$ 110,551,390
Cash		3
Receivable for investments sold		19,730,953
Receivable for fund shares sold		184,585
Total assets		130,466,931

Liabilities
Payable for investments purchased	$ 19,742,978
Payable for fund shares redeemed	149,955
Distribution fees payable	41,865
Total liabilities		19,934,798

Net Assets		$ 110,532,133
Net Assets consist of:
Paid in capital		$ 106,804,242
Undistributed net investment income		332,205
Accumulated undistributed net realized gain (loss) on investments		468,148
Net unrealized appreciation (depreciation) on investments		2,927,538
Net Assets		$ 110,532,133

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,721,415 ÷ 4,631,289 shares)		$ 10.74

Maximum offering price per share (100/94.25 of $10.74)		$ 11.40
Class T: Net Asset Value and redemption price per share ($39,738,752 ÷ 3,703,850 shares)		$ 10.73

Maximum offering price per share (100/96.50 of $10.73)		$ 11.12
Class B: Net Asset Value and offering price per share ($4,992,520 ÷ 465,789 shares)A		$ 10.72

Class C: Net Asset Value and offering price per share ($13,279,261 ÷ 1,239,364 shares)A		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,800,185 ÷ 260,297 shares)		$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 3,183,545

Expenses
Distribution fees	$ 434,104
Independent trustees' compensation	287
Total expenses before reductions	434,391
Expense reductions	(287)	434,104
Net investment income (loss)		2,749,441
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(146,744)
Capital gain distributions from underlying funds	709,654	562,910
Change in net unrealized appreciation (depreciation) on underlying funds		1,958,431
Net gain (loss)		2,521,341
Net increase (decrease) in net assets resulting from operations		$ 5,270,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,749,441	$ 1,619,838
Net realized gain (loss)	562,910	508,459
Change in net unrealized appreciation (depreciation)	1,958,431	864,314
Net increase (decrease) in net assets resulting from operations	5,270,782	2,992,611
Distributions to shareholders from net investment income	(2,616,706)	(1,455,415)
Distributions to shareholders from net realized gain	(557,413)	(201,782)
Total distributions	(3,174,119)	(1,657,197)
Share transactions - net increase (decrease)	37,757,598	11,032,548
Total increase (decrease) in net assets	39,854,261	12,367,962

Net Assets
Beginning of period	70,677,872	58,309,910
End of period (including undistributed net investment income of $332,205 and undistributed net investment income of $192,880, respectively)	$ 110,532,133	$ 70,677,872

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.29	.20	.13
Net realized and unrealized gain (loss)	.29	.23	(.10)	.36
Total from investment operations	.65	.52	.10	.49
Distributions from net investment income	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.27	.18	.11
Net realized and unrealized gain (loss)	.29	.22	(.10)	.37
Total from investment operations	.63	.49	.08	.48
Distributions from net investment income	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.28	.21	(.10)	.37
Total from investment operations	.57	.43	.02	.44
Distributions from net investment income	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.
I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.27	.22	(.09)	.37
Total from investment operations	.56	.44	.03	.44
Distributions from net investment income	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39	.32	.23	.14
Net realized and unrealized gain (loss)	.30	.23	(.11)	.37
Total from investment operations	.69	.55	.12	.51
Distributions from net investment income	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.08)	(.04)	(.01)	-
Total distributions	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	38%	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	8.0	8.4
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	4.8
Fidelity Advisor Equity Income Fund Institutional Class	8.1	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.2	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.2	3.2
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
	38.9	39.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.9	4.8
	9.7	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	13.7	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	13.6	14.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.3	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.2	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	14.5
	34.8	34.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.9	5.5
Fidelity Cash Reserves Fund	0.6	5.5
Fidelity Institutional Money Market Portfolio Class I	5.2	0.0
	11.7	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	39.9%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	39.2%
International Equity Funds	9.3%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 38.9%
Fidelity 100 Index Fund	5,094	$ 50,836
Fidelity Advisor Dividend Growth Fund Institutional Class	509,100	6,913,579
Fidelity Advisor Equity Growth Fund Institutional Class	73,563	4,039,356
Fidelity Advisor Equity Income Fund Institutional Class	228,531	7,004,481
Fidelity Advisor Growth & Income Fund Institutional Class	269,601	5,383,932
Fidelity Advisor Large Cap Fund Institutional Class	273,802	5,347,349
Fidelity Advisor Mid-Cap Fund Institutional Class	103,934	2,740,730
Fidelity Advisor Small Cap Fund Institutional Class	82,822	2,057,296
Fidelity Small Cap Opportunities Fund	1,408	14,028
TOTAL DOMESTIC EQUITY FUNDS		33,551,587
International Equity Funds - 9.7%
Fidelity Advisor Diversified International Fund Institutional Class	171,769	4,143,060
Fidelity Advisor Overseas Fund Institutional Class	181,735	4,210,809
TOTAL INTERNATIONAL EQUITY FUNDS		8,353,869
TOTAL EQUITY FUNDS (Cost $37,872,007)		41,905,456
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	409,604	4,231,207
Investment Grade Fixed-Income Funds - 34.8%
Fidelity Advisor Government Income Fund Institutional Class	1,170,918	11,802,854
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,080,321	11,753,897
Fidelity Advisor Strategic Real Return Fund Institutional Class	602,354	6,264,482
Fidelity Advisor Total Bond Fund Institutional Class	19,901	208,366
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		30,029,599
TOTAL FIXED-INCOME FUNDS (Cost $33,914,043)		34,260,806
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	536,167	$ 5,056,053
Fidelity Cash Reserves Fund	530,988	530,988
Fidelity Institutional Money Market Portfolio Class I	4,488,228	4,488,228
TOTAL SHORT-TERM FUNDS (Cost $10,082,429)		10,075,269
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $81,868,479)		$ 86,241,531

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $81,868,479) - See accompanying schedule		$ 86,241,531
Cash		1
Receivable for investments sold		4,531,324
Receivable for fund shares sold		1,266,342
Total assets		92,039,198

Liabilities
Payable for investments purchased	$ 4,869,295
Payable for fund shares redeemed	928,395
Distribution fees payable	29,236
Total liabilities		5,826,926

Net Assets		$ 86,212,272
Net Assets consist of:
Paid in capital		$ 80,667,728
Undistributed net investment income		327,028
Accumulated undistributed net realized gain (loss) on investments		844,464
Net unrealized appreciation (depreciation) on investments		4,373,052
Net Assets		$ 86,212,272

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,418,450 ÷ 4,178,408 shares)		$ 11.83

Maximum offering price per share (100/94.25 of $11.83)		$ 12.55
Class T: Net Asset Value and redemption price per share ($20,288,810 ÷ 1,717,834 shares)		$ 11.81

Maximum offering price per share (100/96.50 of $11.81)		$ 12.24
Class B: Net Asset Value and offering price per share ($3,973,588 ÷ 337,320 shares)A		$ 11.78

Class C: Net Asset Value and offering price per share ($9,107,469 ÷ 774,254 shares)A		$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,423,955 ÷ 288,370 shares)		$ 11.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,589,054
Interest		48
Total income		1,589,102

Expenses
Distribution fees	$ 275,199
Independent trustees' compensation	187
Total expenses before reductions	275,386
Expense reductions	(187)	275,199
Net investment income (loss)		1,313,903
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(180,097)
Capital gain distributions from underlying funds	1,264,943	1,084,846
Change in net unrealized appreciation (depreciation) on underlying funds		2,293,259
Net gain (loss)		3,378,105
Net increase (decrease) in net assets resulting from operations		$ 4,692,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,313,903	$ 662,933
Net realized gain (loss)	1,084,846	616,846
Change in net unrealized appreciation (depreciation)	2,293,259	1,887,861
Net increase (decrease) in net assets resulting from operations	4,692,008	3,167,640
Distributions to shareholders from net investment income	(1,128,986)	(559,364)
Distributions to shareholders from net realized gain	(779,745)	(151,533)
Total distributions	(1,908,731)	(710,897)
Share transactions - net increase (decrease)	40,480,285	17,491,701
Total increase (decrease) in net assets	43,263,562	19,948,444

Net Assets
Beginning of period	42,948,710	23,000,266
End of period (including undistributed net investment income of $327,028 and undistributed net investment income of $142,110, respectively)	$ 86,212,272	$ 42,948,710

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.25	.22	.09
Net realized and unrealized gain (loss)	.63	.76	.03	.46
Total from investment operations	.91	1.01	.25	.55
Distributions from net investment income	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.22	.20	.08
Net realized and unrealized gain (loss)	.63	.75	.03	.46
Total from investment operations	.88	.97	.23	.54
Distributions from net investment income	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.38)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	2.24%	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.62	.76	.03	.46
Total from investment operations	.82	.92	.17	.52
Distributions from net investment income	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.62	.75	.04	.46
Total from investment operations	.82	.91	.18	.52
Distributions from net investment income	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.18)	(.05)	- I	-
Total distributions	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.28	.25	.10
Net realized and unrealized gain (loss)	.62	.76	.04	.45
Total from investment operations	.93	1.04	.29	.55
Distributions from net investment income	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.18)	(.05)	- H	-
Total distributions	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	30%	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	8.4	8.6
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	4.9
Fidelity Advisor Equity Income Fund Institutional Class	8.4	8.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.5
Fidelity Advisor Mid-Cap Fund Institutional Class	3.4	3.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
	40.5	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	4.9
Fidelity Advisor Overseas Fund Institutional Class	5.3	5.0
	10.5	9.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	13.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	13.7	14.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	14.6
	34.3	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.9	4.8
Fidelity Cash Reserves Fund	0.5	4.8
Fidelity Institutional Money Market Portfolio Class I	4.3	0.0
	9.7	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.5%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity 100 Index Fund	34,090	$ 340,223
Fidelity Advisor Dividend Growth Fund Institutional Class	3,372,068	45,792,682
Fidelity Advisor Equity Growth Fund Institutional Class	481,821	26,456,816
Fidelity Advisor Equity Income Fund Institutional Class	1,508,702	46,241,719
Fidelity Advisor Growth & Income Fund Institutional Class	1,785,467	35,655,770
Fidelity Advisor Large Cap Fund Institutional Class	1,797,701	35,109,097
Fidelity Advisor Mid-Cap Fund Institutional Class	694,734	18,320,142
Fidelity Advisor Small Cap Fund Institutional Class	544,884	13,534,930
Fidelity Small Cap Opportunities Fund	5,920	58,960
TOTAL DOMESTIC EQUITY FUNDS		221,510,339
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,181,590	28,499,956
Fidelity Advisor Overseas Fund Institutional Class	1,255,327	29,085,917
TOTAL INTERNATIONAL EQUITY FUNDS		57,585,873
TOTAL EQUITY FUNDS (Cost $244,606,688)		279,096,212
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,637,921	27,249,726
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Advisor Government Income Fund Institutional Class	7,401,204	74,604,140
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,874,553	74,795,142
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,634,516	37,798,963
Fidelity Advisor Total Bond Fund Institutional Class	83,958	879,038
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,077,283
TOTAL FIXED-INCOME FUNDS (Cost $213,935,670)		215,327,009
Short-Term Funds - 9.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,811,166	$ 26,509,299
Fidelity Cash Reserves Fund	2,935,119	2,935,119
Fidelity Institutional Money Market Portfolio Class I	23,641,272	23,641,272
TOTAL SHORT-TERM FUNDS (Cost $53,200,847)		53,085,690
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $511,743,205)		$ 547,508,911

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $511,743,205) - See accompanying schedule		$ 547,508,911
Cash		1,980
Receivable for investments sold		23,949,520
Receivable for fund shares sold		2,040,385
Total assets		573,500,796

Liabilities
Payable for investments purchased	$ 25,290,966
Payable for fund shares redeemed	615,114
Distribution fees payable	199,283
Total liabilities		26,105,363

Net Assets		$ 547,395,433
Net Assets consist of:
Paid in capital		$ 503,406,110
Undistributed net investment income		1,918,008
Accumulated undistributed net realized gain (loss) on investments		6,305,609
Net unrealized appreciation (depreciation) on investments		35,765,706
Net Assets		$ 547,395,433

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,499,940 ÷ 20,233,064 shares)		$ 12.28

Maximum offering price per share (100/94.25 of $12.28)		$ 13.03
Class T: Net Asset Value and redemption price per share ($194,563,407 ÷ 15,898,392 shares)		$ 12.24

Maximum offering price per share (100/96.50 of $12.24)		$ 12.68
Class B: Net Asset Value and offering price per share ($34,834,350 ÷ 2,855,496 shares)A		$ 12.20

Class C: Net Asset Value and offering price per share ($47,918,090 ÷ 3,936,139 shares)A		$ 12.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,579,646 ÷ 1,751,252 shares)		$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 11,644,266

Expenses
Distribution fees	$ 2,046,096
Independent trustees' compensation	1,458
Total expenses before reductions	2,047,554
Expense reductions	(1,458)	2,046,096
Net investment income (loss)		9,598,170
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,393,924)
Capital gain distributions from underlying funds	9,491,974	8,098,050
Change in net unrealized appreciation (depreciation) on underlying funds		17,456,575
Net gain (loss)		25,554,625
Net increase (decrease) in net assets resulting from operations		$ 35,152,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,598,170	$ 5,895,515
Net realized gain (loss)	8,098,050	5,266,331
Change in net unrealized appreciation (depreciation)	17,456,575	15,956,793
Net increase (decrease) in net assets resulting from operations	35,152,795	27,118,639
Distributions to shareholders from net investment income	(8,928,486)	(5,136,102)
Distributions to shareholders from net realized gain	(6,751,314)	(1,279,124)
Total distributions	(15,679,800)	(6,415,226)
Share transactions - net increase (decrease)	154,994,187	123,162,830
Total increase (decrease) in net assets	174,467,182	143,866,243

Net Assets
Beginning of period	372,928,251	229,062,008
End of period (including undistributed net investment income of $1,918,008 and undistributed net investment income of $1,256,073, respectively)	$ 547,395,433	$ 372,928,251

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.25	.23	.16
Net realized and unrealized gain (loss)	.66	.80	.04	.83
Total from investment operations	.95	1.05	.27	.99
Distributions from net investment income	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests>.

I Amount represents less than $.01 per share.

J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.20	.14
Net realized and unrealized gain (loss)	.66	.80	.04	.83
Total from investment operations	.92	1.02	.24	.97
Distributions from net investment income	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.18%	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.66	.79	.04	.83
Total from investment operations	.86	.96	.19	.93
Distributions from net investment income	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.68%	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.66	.78	.04	.83
Total from investment operations	.86	.95	.19	.93
Distributions from net investment income	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.20)	(.06)	- I	-
Total distributions	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.68%	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.28	.26	.17
Net realized and unrealized gain (loss)	.67	.80	.05	.83
Total from investment operations	.99	1.08	.31	1.00
Distributions from net investment income	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.20)	(.06)	- H	-
Total distributions	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00%	.01%	.08%	.08% A
Net investment income (loss)	2.68%	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	22%	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	10.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	5.7
Fidelity Advisor Equity Income Fund Institutional Class	9.6	9.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.6
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.5
Fidelity Advisor Mid-Cap Fund Institutional Class	3.8	3.7
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Small Cap Opportunities Fund	0.0	0.0
	45.8	47.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	5.7
Fidelity Advisor Overseas Fund Institutional Class	5.9	5.8
	11.8	11.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.0	6.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	12.3	12.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.2	4.8
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	12.8
	30.9	30.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.8	2.4
Fidelity Cash Reserves Fund	0.3	2.3
Fidelity Institutional Money Market Portfolio Class I	2.4	0.0
	5.5	4.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.8%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds	47.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.3%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Expected
Domestic Equity Funds	44.6%
International Equity Funds	11.2%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity 100 Index Fund	43,124	$ 430,374
Fidelity Advisor Dividend Growth Fund Institutional Class	4,269,615	57,981,377
Fidelity Advisor Equity Growth Fund Institutional Class	616,862	33,871,903
Fidelity Advisor Equity Income Fund Institutional Class	1,928,116	59,096,747
Fidelity Advisor Growth & Income Fund Institutional Class	2,265,438	45,240,806
Fidelity Advisor Large Cap Fund Institutional Class	2,300,760	44,933,846
Fidelity Advisor Mid-Cap Fund Institutional Class	877,606	23,142,459
Fidelity Advisor Small Cap Fund Institutional Class	692,296	17,196,630
Fidelity Small Cap Opportunities Fund	3,820	38,049
TOTAL DOMESTIC EQUITY FUNDS		281,932,191
International Equity Funds - 11.8%
Fidelity Advisor Diversified International Fund Institutional Class	1,496,512	36,095,870
Fidelity Advisor Overseas Fund Institutional Class	1,583,723	36,694,873
TOTAL INTERNATIONAL EQUITY FUNDS		72,790,743
TOTAL EQUITY FUNDS (Cost $318,076,925)		354,722,934
Fixed-Income Funds - 36.9%

High Yield Fixed-Income Funds - 6.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,584,247	37,025,276
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Advisor Government Income Fund Institutional Class	7,498,154	75,581,392
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,957,505	75,697,653
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,674,916	38,219,130
Fidelity Advisor Total Bond Fund Institutional Class	43,919	459,831
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		189,958,006
TOTAL FIXED-INCOME FUNDS (Cost $224,334,080)		226,983,282
Short-Term Funds - 5.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,804,964	$ 17,020,810
Fidelity Cash Reserves Fund	1,900,229	1,900,229
Fidelity Institutional Money Market Portfolio Class I	15,142,611	15,142,611
TOTAL SHORT-TERM FUNDS (Cost $34,059,885)		34,063,650
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $576,470,890)		$ 615,769,866

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $576,470,890) - See accompanying schedule		$ 615,769,866
Receivable for investments sold		15,641,300
Receivable for fund shares sold		2,082,083
Total assets		633,493,249

Liabilities
Payable to custodian bank	$ 397
Payable for investments purchased	16,397,537
Payable for fund shares redeemed	1,248,059
Distribution fees payable	217,276
Total liabilities		17,863,269

Net Assets		$ 615,629,980
Net Assets consist of:
Paid in capital		$ 565,287,686
Undistributed net investment income		1,688,198
Accumulated undistributed net realized gain (loss) on investments		9,355,120
Net unrealized appreciation (depreciation) on investments		39,298,976
Net Assets		$ 615,629,980

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,783,180 ÷ 23,524,542 shares)		$ 12.40

Maximum offering price per share (100/94.25 of $12.40)		$ 13.16
Class T: Net Asset Value and redemption price per share ($186,105,558 ÷ 15,035,723 shares)		$ 12.38

Maximum offering price per share (100/96.50 of $12.38)		$ 12.83
Class B: Net Asset Value and offering price per share ($41,423,659 ÷ 3,359,756 shares)A		$ 12.33

Class C: Net Asset Value and offering price per share ($56,686,351 ÷ 4,600,608 shares)A		$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,631,232 ÷ 3,179,373 shares)		$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 11,279,395
Interest		489
Total income		11,279,884

Expenses
Distribution fees	$ 2,060,236
Independent trustees' compensation	1,508
Total expenses before reductions	2,061,744
Expense reductions	(1,508)	2,060,236
Net investment income (loss)		9,219,648
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(379,945)
Capital gain distributions from underlying funds	11,833,573	11,453,628
Change in net unrealized appreciation (depreciation) on underlying funds		19,737,804
Net gain (loss)		31,191,432
Net increase (decrease) in net assets resulting from operations		$ 40,411,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,219,648	$ 4,052,598
Net realized gain (loss)	11,453,628	5,365,866
Change in net unrealized appreciation (depreciation)	19,737,804	18,399,382
Net increase (decrease) in net assets resulting from operations	40,411,080	27,817,846
Distributions to shareholders from net investment income	(8,406,068)	(3,337,676)
Distributions to shareholders from net realized gain	(6,941,908)	(1,130,850)
Total distributions	(15,347,976)	(4,468,526)
Share transactions - net increase (decrease)	240,828,001	174,816,071
Total increase (decrease) in net assets	265,891,105	198,165,391

Net Assets
Beginning of period	349,738,875	151,573,484
End of period (including undistributed net investment income of $1,688,198 and undistributed net investment income of $874,617, respectively)	$ 615,629,980	$ 349,738,875

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.21	.07
Net realized and unrealized gain (loss)	.74	1.07	.13	.56
Total from investment operations	1.00	1.29	.34	.63
Distributions from net investment income	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.21%	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.19	.19	.06
Net realized and unrealized gain (loss)	.75	1.06	.13	.57
Total from investment operations	.98	1.25	.32	.63
Distributions from net investment income	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.74	1.06	.13	.58
Total from investment operations	.91	1.19	.26	.62
Distributions from net investment income	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.74	1.06	.13	.57
Total from investment operations	.91	1.19	.26	.61
Distributions from net investment income	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.21)	(.06)	- I	-
Total distributions	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.25	.24	.09
Net realized and unrealized gain (loss)	.75	1.07	.13	.56
Total from investment operations	1.04	1.32	.37	.65
Distributions from net investment income	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.21)	(.06)	- H	-
Total distributions	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	11%	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	11.2	11.8
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	6.7
Fidelity Advisor Equity Income Fund Institutional Class	11.4	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.7	8.8
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.4
Fidelity Advisor Small Cap Fund Institutional Class	3.3	3.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
	54.6	55.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.0	6.8
Fidelity Advisor Overseas Fund Institutional Class	7.1	6.9
	14.1	13.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.4	9.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	3.8
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	9.8
	23.6	23.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.1
Fidelity Cash Reserves Fund	0.0	0.1
Fidelity Institutional Money Market Portfolio Class I	0.1	0.0
	0.3	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	54.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.3%

Six months ago
Domestic Equity Funds	55.4%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	54.2%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.7%
	Shares	Value
Domestic Equity Funds - 54.6%
Fidelity 100 Index Fund	96,224	$ 960,320
Fidelity Advisor Dividend Growth Fund Institutional Class	9,520,937	129,294,324
Fidelity Advisor Equity Growth Fund Institutional Class	1,376,954	75,608,541
Fidelity Advisor Equity Income Fund Institutional Class	4,307,252	132,017,281
Fidelity Advisor Growth & Income Fund Institutional Class	5,066,405	101,176,111
Fidelity Advisor Large Cap Fund Institutional Class	5,141,814	100,419,623
Fidelity Advisor Mid-Cap Fund Institutional Class	1,953,965	51,526,059
Fidelity Advisor Small Cap Fund Institutional Class	1,542,714	38,321,013
Fidelity Small Cap Opportunities Fund	10,597	105,547
TOTAL DOMESTIC EQUITY FUNDS		629,428,819
International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	3,334,653	80,431,839
Fidelity Advisor Overseas Fund Institutional Class	3,527,066	81,722,122
TOTAL INTERNATIONAL EQUITY FUNDS		162,153,961
TOTAL EQUITY FUNDS (Cost $693,725,898)		791,582,780
Fixed-Income Funds - 31.0%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,193,739	84,641,329
Investment Grade Fixed-Income Funds - 23.6%
Fidelity Advisor Government Income Fund Institutional Class	10,791,616	108,779,490
Fidelity Advisor Intermediate Bond Fund Institutional Class	9,980,430	108,587,078
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,205,959	54,141,970
Fidelity Advisor Total Bond Fund Institutional Class	75,903	794,704
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		272,303,242
TOTAL FIXED-INCOME FUNDS (Cost $350,042,619)		356,944,571
Short-Term Funds - 0.3%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	208,686	$ 1,967,906
Fidelity Cash Reserves Fund	224,908	224,908
Fidelity Institutional Money Market Portfolio Class I	1,767,377	1,767,377
TOTAL SHORT-TERM FUNDS (Cost $3,956,962)		3,960,191
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,047,725,479)		$ 1,152,487,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $1,047,725,479) - See accompanying schedule		$ 1,152,487,542
Cash		31
Receivable for investments sold		2,834,099
Receivable for fund shares sold		3,466,398
Total assets		1,158,788,070

Liabilities
Payable for investments purchased	$ 4,356,480
Payable for fund shares redeemed	1,377,304
Distribution fees payable	422,786
Total liabilities		6,156,570

Net Assets		$ 1,152,631,500
Net Assets consist of:
Paid in capital		$ 1,025,772,811
Undistributed net investment income		1,801,481
Accumulated undistributed net realized gain (loss) on investments		20,295,145
Net unrealized appreciation (depreciation) on investments		104,762,063
Net Assets		$ 1,152,631,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($511,536,249 ÷ 37,927,557 shares)		$ 13.49

Maximum offering price per share (100/94.25 of $13.49)		$ 14.31
Class T: Net Asset Value and redemption price per share ($431,886,108 ÷ 32,061,907 shares)		$ 13.47

Maximum offering price per share (100/96.50 of $13.47)		$ 13.96
Class B: Net Asset Value and offering price per share ($85,980,902 ÷ 6,410,033 shares)A		$ 13.41

Class C: Net Asset Value and offering price per share ($85,075,638 ÷ 6,348,881 shares)A		$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,152,603 ÷ 2,815,675 shares)		$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 19,385,567

Expenses
Distribution fees	$ 4,228,551
Independent trustees' compensation	3,027
Total expenses before reductions	4,231,578
Expense reductions	(3,027)	4,228,551
Net investment income (loss)		15,157,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,285,140)
Capital gain distributions from underlying funds	27,362,052	25,076,912
Change in net unrealized appreciation (depreciation) on underlying funds		44,485,432
Net gain (loss)		69,562,344
Net increase (decrease) in net assets resulting from operations		$ 84,719,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,157,016	$ 7,591,715
Net realized gain (loss)	25,076,912	15,057,100
Change in net unrealized appreciation (depreciation)	44,485,432	49,835,325
Net increase (decrease) in net assets resulting from operations	84,719,360	72,484,140
Distributions to shareholders from net investment income	(14,683,101)	(6,539,824)
Distributions to shareholders from net realized gain	(18,704,702)	(3,059,372)
Total distributions	(33,387,803)	(9,599,196)
Share transactions - net increase (decrease)	366,470,672	258,660,731
Total increase (decrease) in net assets	417,802,229	321,545,675

Net Assets
Beginning of period	734,829,271	413,283,596
End of period (including undistributed net investment income of $1,801,481 and undistributed net investment income of $1,350,482, respectively)	$ 1,152,631,500	$ 734,829,271

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.19	.20	.13
Net realized and unrealized gain (loss)	.92	1.36	.23	1.25
Total from investment operations	1.16	1.55	.43	1.38
Distributions from net investment income	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.30)	(.08)	- I	-
Total distributions	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.16	.18	.11
Net realized and unrealized gain (loss)	.92	1.36	.21	1.26
Total from investment operations	1.13	1.52	.39	1.37
Distributions from net investment income	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.30)	(.08)	- I	-
Total distributions	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.91	1.35	.21	1.27
Total from investment operations	1.06	1.45	.33	1.34
Distributions from net investment income	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.07)	- I	-
Total distributions	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.91	1.34	.22	1.26
Total from investment operations	1.06	1.44	.34	1.33
Distributions from net investment income	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.07)	- I	-
Total distributions	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.23	.23	.15
Net realized and unrealized gain (loss)	.92	1.36	.23	1.25
Total from investment operations	1.20	1.59	.46	1.40
Distributions from net investment income	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.30)	(.08)	- H	-
Total distributions	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	13%	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	11.7	12.2
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	7.0
Fidelity Advisor Equity Income Fund Institutional Class	12.0	12.2
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	9.3
Fidelity Advisor Large Cap Fund Institutional Class	9.1	9.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.7	4.6
Fidelity Advisor Small Cap Fund Institutional Class	3.5	3.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
	57.1	58.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.3	7.2
Fidelity Advisor Overseas Fund Institutional Class	7.4	7.2
	14.7	14.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.2	8.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.3	3.3
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	8.4
	20.8	20.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	57.1%
International Equity Funds	14.7%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	58.0%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.1%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	21.8%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.8%
	Shares	Value
Domestic Equity Funds - 57.1%
Fidelity 100 Index Fund	47,192	$ 470,978
Fidelity Advisor Dividend Growth Fund Institutional Class	4,677,254	63,517,111
Fidelity Advisor Equity Growth Fund Institutional Class	678,849	37,275,614
Fidelity Advisor Equity Income Fund Institutional Class	2,133,691	65,397,619
Fidelity Advisor Growth & Income Fund Institutional Class	2,512,981	50,184,238
Fidelity Advisor Large Cap Fund Institutional Class	2,548,415	49,770,540
Fidelity Advisor Mid-Cap Fund Institutional Class	968,689	25,544,320
Fidelity Advisor Small Cap Fund Institutional Class	759,262	18,860,062
Fidelity Small Cap Opportunities Fund	11,728	116,807
TOTAL DOMESTIC EQUITY FUNDS		311,137,289
International Equity Funds - 14.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,650,194	39,802,670
Fidelity Advisor Overseas Fund Institutional Class	1,749,955	40,546,457
TOTAL INTERNATIONAL EQUITY FUNDS		80,349,127
TOTAL EQUITY FUNDS (Cost $355,718,459)		391,486,416
Fixed-Income Funds - 28.2%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,884,384	40,125,685
Investment Grade Fixed-Income Funds - 20.8%
Fidelity Advisor Government Income Fund Institutional Class	4,430,995	44,664,433
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,117,209	44,795,235
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,249,940	23,399,379
Fidelity Advisor Total Bond Fund Institutional Class	72,597	760,090
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		113,619,137
TOTAL FIXED-INCOME FUNDS (Cost $150,885,156)		153,744,822
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $506,603,615)		$ 545,231,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $506,603,615) - See accompanying schedule		$ 545,231,238
Cash		52
Receivable for investments sold		514,060
Receivable for fund shares sold		4,249,224
Total assets		549,994,574

Liabilities
Payable for investments purchased	$ 2,462,077
Payable for fund shares redeemed	2,301,155
Distribution fees payable	182,004
Total liabilities		4,945,236

Net Assets		$ 545,049,338
Net Assets consist of:
Paid in capital		$ 495,846,574
Undistributed net investment income		882,661
Accumulated undistributed net realized gain (loss) on investments		9,692,480
Net unrealized appreciation (depreciation) on investments		38,627,623
Net Assets		$ 545,049,338

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($306,543,869 ÷ 23,554,224 shares)		$ 13.01

Maximum offering price per share (100/94.25 of $13.01)		$ 13.80
Class T: Net Asset Value and redemption price per share ($154,042,421 ÷ 11,822,701 shares)		$ 13.03

Maximum offering price per share (100/96.50 of $13.03)		$ 13.50
Class B: Net Asset Value and offering price per share ($37,880,947 ÷ 2,930,413 shares)A		$ 12.93

Class C: Net Asset Value and offering price per share ($32,678,726 ÷ 2,528,573 shares)A		$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,903,375 ÷ 1,063,063 shares)		$ 13.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year endaed March 31, 2007

Investment Income
Income distributions from underlying funds		$ 7,566,649
Interest		411
Total income		7,567,060

Expenses
Distribution fees	$ 1,622,767
Independent trustees' compensation	1,198
Total expenses before reductions	1,623,965
Expense reductions	(1,198)	1,622,767
Net investment income (loss)		5,944,293
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(222,413)
Capital gain distributions from underlying funds	12,024,427	11,802,014
Change in net unrealized appreciation (depreciation) on underlying funds		18,500,292
Net gain (loss)		30,302,306
Net increase (decrease) in net assets resulting from operations		$ 36,246,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,944,293	$ 2,279,349
Net realized gain (loss)	11,802,014	4,997,172
Change in net unrealized appreciation (depreciation)	18,500,292	18,627,272
Net increase (decrease) in net assets resulting from operations	36,246,599	25,903,793
Distributions to shareholders from net investment income	(5,346,689)	(2,006,218)
Distributions to shareholders from net realized gain	(6,744,686)	(689,007)
Total distributions	(12,091,375)	(2,695,225)
Share transactions - net increase (decrease)	255,833,989	119,342,923
Total increase (decrease) in net assets	279,989,213	142,551,491

Net Assets
Beginning of period	265,060,125	122,508,634
End of period (including undistributed net investment income of $882,661 and undistributed net investment income of $285,056, respectively)	$ 545,049,338	$ 265,060,125

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.17	.19	.06
Net realized and unrealized gain (loss)	.90	1.39	.23	.67
Total from investment operations	1.12	1.56	.42	.73
Distributions from net investment income	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.26)	(.05)	- I	-
Total distributions	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.14	.16	.05
Net realized and unrealized gain (loss)	.91	1.39	.24	.70
Total from investment operations	1.10	1.53	.40	.75
Distributions from net investment income	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.26)	(.05)	- I	-
Total distributions	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.90	1.38	.24	.67
Total from investment operations	1.03	1.46	.35	.70
Distributions from net investment income	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.26)	(.04)	- I	-
Total distributions	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.89	1.38	.23	.67
Total from investment operations	1.02	1.46	.34	.70
Distributions from net investment income	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.26)	(.04)	- I	-
Total distributions	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.20	.22	.08
Net realized and unrealized gain (loss)	.91	1.40	.24	.66
Total from investment operations	1.16	1.60	.46	.74
Distributions from net investment income	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.26)	(.05)	- H	-
Total distributions	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	13.5	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	13.6	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	10.4	10.5
Fidelity Advisor Large Cap Fund Institutional Class	10.5	10.5
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	4.0	3.9
Fidelity Small Cap Opportunities Fund	0.0	0.0
	65.3	65.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.4	8.3
	16.7	16.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	4.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	4.3
	10.7	10.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.3%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.3%

Six months ago
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.3%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	65.4%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.3%
Fidelity 100 Index Fund	75,987	$ 758,350
Fidelity Advisor Dividend Growth Fund Institutional Class	7,549,649	102,524,233
Fidelity Advisor Equity Growth Fund Institutional Class	1,094,381	60,092,472
Fidelity Advisor Equity Income Fund Institutional Class	3,390,234	103,910,667
Fidelity Advisor Growth & Income Fund Institutional Class	3,986,190	79,604,216
Fidelity Advisor Large Cap Fund Institutional Class	4,078,002	79,643,389
Fidelity Advisor Mid-Cap Fund Institutional Class	1,535,199	40,483,190
Fidelity Advisor Small Cap Fund Institutional Class	1,216,351	30,214,152
Fidelity Small Cap Opportunities Fund	19,810	197,307
TOTAL DOMESTIC EQUITY FUNDS		497,427,976
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,610,111	62,955,877
Fidelity Advisor Overseas Fund Institutional Class	2,757,773	63,897,602
TOTAL INTERNATIONAL EQUITY FUNDS		126,853,479
TOTAL EQUITY FUNDS (Cost $556,227,043)		624,281,455
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,381,369	55,589,546
Investment Grade Fixed-Income Funds - 10.7%
Fidelity Advisor Government Income Fund Institutional Class	3,247,958	32,739,415
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,000,881	32,649,584
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,480,064	15,392,668
Fidelity Advisor Total Bond Fund Institutional Class	51,973	544,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		81,325,820
TOTAL FIXED-INCOME FUNDS (Cost $132,506,468)		136,915,366
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $688,733,511)		$ 761,196,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $688,733,511) - See accompanying schedule		$ 761,196,821
Cash		24,610
Receivable for investments sold		760,235
Receivable for fund shares sold		3,724,001
Total assets		765,705,667

Liabilities
Payable for investments purchased	$ 3,055,226
Payable for fund shares redeemed	1,437,267
Distribution fees payable	275,798
Total liabilities		4,768,291

Net Assets		$ 760,937,376
Net Assets consist of:
Paid in capital		$ 671,700,524
Undistributed net investment income		702,959
Accumulated undistributed net realized gain (loss) on investments		16,070,583
Net unrealized appreciation (depreciation) on investments		72,463,310
Net Assets		$ 760,937,376

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($343,345,089 ÷ 24,060,163 shares)		$ 14.27

Maximum offering price per share (100/94.25 of $14.27)		$ 15.14
Class T: Net Asset Value and redemption price per share ($281,508,170 ÷ 19,788,967 shares)		$ 14.23

Maximum offering price per share (100/96.50 of $14.23)		$ 14.75
Class B: Net Asset Value and offering price per share ($56,844,698 ÷ 4,016,308 shares)A		$ 14.15

Class C: Net Asset Value and offering price per share ($54,337,851 ÷ 3,840,471 shares)A		$ 14.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,901,568 ÷ 1,739,013 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 9,821,965

Expenses
Distribution fees	$ 2,660,673
Independent trustees' compensation	1,857
Total expenses before reductions	2,662,530
Expense reductions	(1,857)	2,660,673
Net investment income (loss)		7,161,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(912,760)
Capital gain distributions from underlying funds	20,682,155	19,769,395
Change in net unrealized appreciation (depreciation) on underlying funds		30,271,320
Net gain (loss)		50,040,715
Net increase (decrease) in net assets resulting from operations		$ 57,202,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,161,292	$ 2,852,425
Net realized gain (loss)	19,769,395	8,803,566
Change in net unrealized appreciation (depreciation)	30,271,320	35,545,698
Net increase (decrease) in net assets resulting from operations	57,202,007	47,201,689
Distributions to shareholders from net investment income	(6,933,419)	(2,377,341)
Distributions to shareholders from net realized gain	(11,633,462)	(1,802,422)
Total distributions	(18,566,881)	(4,179,763)
Share transactions - net increase (decrease)	289,401,681	164,372,570
Total increase (decrease) in net assets	328,036,807	207,394,496

Net Assets
Beginning of period	432,900,569	225,506,073
End of period (including undistributed net investment income of $702,959 and undistributed net investment income of $475,086, respectively)	$ 760,937,376	$ 432,900,569

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.15	.18	.11
Net realized and unrealized gain (loss)	1.09	1.70	.30	1.46
Total from investment operations	1.29	1.85	.48	1.57
Distributions from net investment income	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.31)	(.08)	- I	-
Total distributions	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.11	.15	.09
Net realized and unrealized gain (loss)	1.09	1.70	.30	1.46
Total from investment operations	1.26	1.81	.45	1.55
Distributions from net investment income	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.31)	(.08)	- I	-
Total distributions	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.31)	(.07)	- I	-
Total distributions	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.31)	(.07)	- I	-
Total distributions	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.09	1.71	.31	1.45
Total from investment operations	1.33	1.89	.52	1.58
Distributions from net investment income	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.31)	(.09)	- H	-
Total distributions	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	8%	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.1	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	13.7	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	10.5	10.6
Fidelity Advisor Large Cap Fund Institutional Class	10.4	10.7
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.0
Fidelity Small Cap Opportunities Fund	0.0	0.0
	66.0	66.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.4
	16.8	16.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.6	8.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.6	3.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.3	1.5
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	3.7
	9.6	8.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	66.4%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 66.0%
Fidelity 100 Index Fund	29,239	$ 291,805
Fidelity Advisor Dividend Growth Fund Institutional Class	2,892,612	39,281,676
Fidelity Advisor Equity Growth Fund Institutional Class	400,663	22,000,391
Fidelity Advisor Equity Income Fund Institutional Class	1,243,921	38,126,166
Fidelity Advisor Growth & Income Fund Institutional Class	1,466,632	29,288,649
Fidelity Advisor Large Cap Fund Institutional Class	1,493,333	29,164,799
Fidelity Advisor Mid-Cap Fund Institutional Class	565,640	14,915,933
Fidelity Advisor Small Cap Fund Institutional Class	445,399	11,063,715
Fidelity Small Cap Opportunities Fund	9,912	98,721
TOTAL DOMESTIC EQUITY FUNDS		184,231,855
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	964,896	23,273,281
Fidelity Advisor Overseas Fund Institutional Class	1,020,395	23,642,559
TOTAL INTERNATIONAL EQUITY FUNDS		46,915,840
TOTAL EQUITY FUNDS (Cost $212,462,040)		231,147,695
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,048,693	21,162,996
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Advisor Government Income Fund Institutional Class	995,105	10,030,663
Fidelity Advisor Intermediate Bond Fund Institutional Class	924,222	10,055,535
Fidelity Advisor Strategic Real Return Fund Institutional Class	622,753	6,476,627
Fidelity Advisor Total Bond Fund Institutional Class	23,348	244,453
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,807,278
TOTAL FIXED-INCOME FUNDS (Cost $46,472,926)		47,970,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $258,934,966)		$ 279,117,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $258,934,966) - See accompanying schedule		$ 279,117,969
Cash		143
Receivable for investments sold		302,221
Receivable for fund shares sold		1,525,277
Total assets		280,945,610

Liabilities
Payable for investments purchased	$ 1,524,680
Payable for fund shares redeemed	302,790
Distribution fees payable	98,450
Total liabilities		1,925,920

Net Assets		$ 279,019,690
Net Assets consist of:
Paid in capital		$ 252,955,897
Undistributed net investment income		129,257
Accumulated undistributed net realized gain (loss) on investments		5,751,533
Net unrealized appreciation (depreciation) on investments		20,183,003
Net Assets		$ 279,019,690

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,175,334 ÷ 10,872,982 shares)		$ 13.44

Maximum offering price per share (100/94.25 of $13.44)		$ 14.26
Class T: Net Asset Value and redemption price per share ($84,367,914 ÷ 6,305,947 shares)		$ 13.38

Maximum offering price per share (100/96.50 of $13.38)		$ 13.87
Class B: Net Asset Value and offering price per share ($23,064,708 ÷ 1,735,585 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($19,040,504 ÷ 1,431,632 shares)A		$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,371,230 ÷ 472,224 shares)		$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 3,202,913
Interest		215
Total income		3,203,128

Expenses
Distribution fees	$ 866,505
Independent trustees' compensation	592
Total expenses before reductions	867,097
Expense reductions	(592)	866,505
Net investment income (loss)		2,336,623
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(85,962)
Capital gain distributions from underlying funds	7,057,183	6,971,221
Change in net unrealized appreciation (depreciation) on underlying funds		10,021,524
Net gain (loss)		16,992,745
Net increase (decrease) in net assets resulting from operations		$ 19,329,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,336,623	$ 736,017
Net realized gain (loss)	6,971,221	2,416,401
Change in net unrealized appreciation (depreciation)	10,021,524	9,386,127
Net increase (decrease) in net assets resulting from operations	19,329,368	12,538,545
Distributions to shareholders from net investment income	(2,210,017)	(733,367)
Distributions to shareholders from net realized gain	(3,462,283)	(249,712)
Total distributions	(5,672,300)	(983,079)
Share transactions - net increase (decrease)	140,482,789	69,137,683
Total increase (decrease) in net assets	154,139,857	80,693,149

Net Assets
Beginning of period	124,879,833	44,186,684
End of period (including undistributed net investment income of $129,257 and undistributed net investment income of $2,651, respectively)	$ 279,019,690	$ 124,879,833

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.14	.19	.07
Net realized and unrealized gain (loss)	1.02	1.62	.32	.72
Total from investment operations	1.21	1.76	.51	.79
Distributions from net investment income	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.29)	(.04)	- I	-
Total distributions	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.11	.16	.06
Net realized and unrealized gain (loss)	1.01	1.63	.31	.71
Total from investment operations	1.17	1.74	.47	.77
Distributions from net investment income	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.28)	(.04)	- I	-
Total distributions	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.411per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.02	1.61	.32	.71
Total from investment operations	1.11	1.66	.42	.75
Distributions from net investment income	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.27)	(.04)	- I	-
Total distributions	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.02	1.61	.32	.72
Total from investment operations	1.11	1.66	.42	.76
Distributions from net investment income	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.27)	(.04)	- I	-
Total distributions	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.17	.21	.08
Net realized and unrealized gain (loss)	1.02	1.64	.31	.72
Total from investment operations	1.24	1.81	.52	.80
Distributions from net investment income	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.29)	(.04)	- H	-
Total distributions	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	13.9	14.2
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.1
Fidelity Advisor Equity Income Fund Institutional Class	14.2	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.8
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.9
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.2	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	67.7	68.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.6	8.5
Fidelity Advisor Overseas Fund Institutional Class	8.7	8.5
	17.3	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.7	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.1	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.0	0.9
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	2.1
	5.3	5.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.7%
International Equity Funds	17.3%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.7%

Six months ago
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	67.9%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 67.7%
Fidelity 100 Index Fund	62,453	$ 623,284
Fidelity Advisor Dividend Growth Fund Institutional Class	6,193,120	84,102,569
Fidelity Advisor Equity Growth Fund Institutional Class	897,351	49,273,568
Fidelity Advisor Equity Income Fund Institutional Class	2,804,111	85,945,992
Fidelity Advisor Growth & Income Fund Institutional Class	3,274,854	65,398,829
Fidelity Advisor Large Cap Fund Institutional Class	3,354,989	65,522,933
Fidelity Advisor Mid-Cap Fund Institutional Class	1,269,099	33,466,151
Fidelity Advisor Small Cap Fund Institutional Class	1,021,109	25,364,335
Fidelity Small Cap Opportunities Fund	11,378	113,325
TOTAL DOMESTIC EQUITY FUNDS		409,810,986
International Equity Funds - 17.3%
Fidelity Advisor Diversified International Fund Institutional Class	2,152,163	51,910,172
Fidelity Advisor Overseas Fund Institutional Class	2,271,395	52,628,216
TOTAL INTERNATIONAL EQUITY FUNDS		104,538,388
TOTAL EQUITY FUNDS (Cost $459,027,025)		514,349,374
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,695,654	58,836,108
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Advisor Government Income Fund Institutional Class	1,266,574	12,767,061
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,172,569	12,757,556
Fidelity Advisor Strategic Real Return Fund Institutional Class	583,094	6,064,182
Fidelity Advisor Total Bond Fund Institutional Class	14,131	147,952
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		31,736,751
TOTAL FIXED-INCOME FUNDS (Cost $86,105,828)		90,572,859
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $545,132,853)		$ 604,922,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $545,132,853) - See accompanying schedule		$ 604,922,233
Cash		540
Receivable for investments sold		658,194
Receivable for fund shares sold		2,411,374
Total assets		607,992,341

Liabilities
Payable for investments purchased	$ 2,053,284
Payable for fund shares redeemed	835,305
Distribution fees payable	226,372
Total liabilities		3,114,961

Net Assets		$ 604,877,380
Net Assets consist of:
Paid in capital		$ 531,349,591
Undistributed net investment income		408,767
Accumulated undistributed net realized gain (loss) on investments		13,329,642
Net unrealized appreciation (depreciation) on investments		59,789,380
Net Assets		$ 604,877,380

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($263,732,877 ÷ 17,957,997 shares)		$ 14.69

Maximum offering price per share (100/94.25 of $14.69)		$ 15.59
Class T: Net Asset Value and redemption price per share ($221,814,526 ÷ 15,149,573 shares)		$ 14.64

Maximum offering price per share (100/96.50 of $14.64)		$ 15.17
Class B: Net Asset Value and offering price per share ($46,110,349 ÷ 3,173,028 shares)A		$ 14.53

Class C: Net Asset Value and offering price per share ($54,022,131 ÷ 3,719,392 shares)A		$ 14.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,197,497 ÷ 1,302,705 shares)		$ 14.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 7,907,389

Expenses
Distribution fees	$ 2,179,457
Independent trustees' compensation	1,501
Total expenses before reductions	2,180,958
Expense reductions	(1,501)	2,179,457
Net investment income (loss)		5,727,932
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(898,930)
Capital gain distributions from underlying funds	17,178,419	16,279,489
Change in net unrealized appreciation (depreciation) on underlying funds		25,694,610
Net gain (loss)		41,974,099
Net increase (decrease) in net assets resulting from operations		$ 47,702,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,727,932	$ 2,231,572
Net realized gain (loss)	16,279,489	7,176,784
Change in net unrealized appreciation (depreciation)	25,694,610	29,421,318
Net increase (decrease) in net assets resulting from operations	47,702,031	38,829,674
Distributions to shareholders from net investment income	(5,475,037)	(2,075,700)
Distributions to shareholders from net realized gain	(9,442,737)	(1,111,246)
Total distributions	(14,917,774)	(3,186,946)
Share transactions - net increase (decrease)	222,765,428	151,023,971
Total increase (decrease) in net assets	255,549,685	186,666,699

Net Assets
Beginning of period	349,327,695	162,660,996
End of period (including undistributed net investment income of $408,767 and undistributed net investment income of $155,872, respectively)	$ 604,877,380	$ 349,327,695

Financial Highlights - Class A

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.15	.18	.12
Net realized and unrealized gain (loss)	1.16	1.84	.39	1.60
Total from investment operations	1.37	1.99	.57	1.72
Distributions from net investment income	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.33)	(.07)	-	-
Total distributions	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.48%	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.12	.15	.10
Net realized and unrealized gain (loss)	1.16	1.83	.38	1.59
Total from investment operations	1.33	1.95	.53	1.69
Distributions from net investment income	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.33)	(.06)	-	-
Total distributions	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.14	1.83	.38	1.60
Total from investment operations	1.24	1.88	.47	1.66
Distributions from net investment income	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.32)	(.06)	-	-
Total distributions	(.41) I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.13	1.83	.38	1.59
Total from investment operations	1.23	1.88	.47	1.65
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.32)	(.06)	-	-
Total distributions	(.41) I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.17	1.85	.38	1.60
Total from investment operations	1.41	2.03	.59	1.73
Distributions from net investment income	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.33)	(.07)	-	-
Total distributions	(.54) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	7%	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.2	14.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.5	14.8
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	11.1
Fidelity Advisor Large Cap Fund Institutional Class	10.9	11.0
Fidelity Advisor Mid-Cap Fund Institutional Class	5.6	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.2	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	68.6	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.7	9.6
Fidelity Advisor Overseas Fund Institutional Class	9.8	9.6
	19.5	19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.1	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.8	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.7	0.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.3	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
Fidelity Advisor Government Investment Fund Institutional Class	0.0	0.6
	1.8	1.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.6%
International Equity Funds	19.5%
Investment Grade Fixed-Income Funds	1.8%
High Yield Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	69.6%
International Equity Funds	19.2%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.5%
International Equity Funds	17.9%
Investment Grade Fixed-Income Funds	3.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.1%
	Shares	Value
Domestic Equity Funds - 68.6%
Fidelity 100 Index Fund	1,883	$ 18,788
Fidelity Advisor Dividend Growth Fund Institutional Class	189,615	2,574,978
Fidelity Advisor Equity Growth Fund Institutional Class	26,864	1,475,122
Fidelity Advisor Equity Income Fund Institutional Class	85,338	2,615,606
Fidelity Advisor Growth & Income Fund Institutional Class	98,658	1,970,202
Fidelity Advisor Large Cap Fund Institutional Class	100,783	1,968,291
Fidelity Advisor Mid-Cap Fund Institutional Class	38,623	1,018,477
Fidelity Advisor Small Cap Fund Institutional Class	30,554	758,971
Fidelity Small Cap Opportunities Fund	95	948
TOTAL DOMESTIC EQUITY FUNDS		12,401,383
International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	72,707	1,753,702
Fidelity Advisor Overseas Fund Institutional Class	76,415	1,770,535
TOTAL INTERNATIONAL EQUITY FUNDS		3,524,237
TOTAL EQUITY FUNDS (Cost $15,702,398)		15,925,620
Fixed-Income Funds - 11.9%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	175,610	1,814,048
Investment Grade Fixed-Income Funds - 1.8%
Fidelity Advisor Government Income Fund Institutional Class	13,798	139,081
Fidelity Advisor Intermediate Bond Fund Institutional Class	12,772	138,959
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,866	50,603
Fidelity Advisor Total Bond Fund Institutional Class	71	741
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		329,384
TOTAL FIXED-INCOME FUNDS (Cost $2,115,028)		2,143,432
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,817,426)		$ 18,069,052

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $17,817,426) - See accompanying schedule		$ 18,069,052
Receivable for investments sold		10,505
Receivable for fund shares sold		113,346
Total assets		18,192,903

Liabilities
Payable for investments purchased	$ 109,155
Payable for fund shares redeemed	14,562
Distribution fees payable	4,723
Total liabilities		128,440

Net Assets		$ 18,064,463
Net Assets consist of:
Paid in capital		$ 17,672,042
Undistributed net investment income		7,369
Accumulated undistributed net realized gain (loss) on investments		133,426
Net unrealized appreciation (depreciation) on investments		251,626
Net Assets		$ 18,064,463

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,549,944 ÷ 1,135,783 shares)		$ 11.05

Maximum offering price per share (100/94.25 of $11.05)		$ 11.72
Class T: Net Asset Value and redemption price per share ($3,339,178 ÷ 302,735 shares)		$ 11.03

Maximum offering price per share (100/96.50 of $11.03)		$ 11.43
Class B: Net Asset Value and offering price per share ($776,261 ÷ 70,490 shares)A		$ 11.01

Class C: Net Asset Value and offering price per share ($769,632 ÷ 69,924 shares)A		$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($629,448 ÷ 56,873 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 58,091

Expenses
Distribution fees	$ 15,455
Independent trustees' compensation	7
Total expenses before reductions	15,462
Expense reductions	(7)	15,455
Net investment income (loss)		42,636
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,170)
Capital gain distributions from underlying funds	163,158	158,988
Change in net unrealized appreciation (depreciation) on underlying funds		251,626
Net gain (loss)		410,614
Net increase (decrease) in net assets resulting from operations		$ 453,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,636
Net realized gain (loss)	158,988
Change in net unrealized appreciation (depreciation)	251,626
Net increase (decrease) in net assets resulting from operations	453,250
Distributions to shareholders from net investment income	(35,267)
Distributions to shareholders from net realized gain	(25,563)
Total distributions	(60,830)
Share transactions - net increase (decrease)	17,672,043
Total increase (decrease) in net assets	18,064,463

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,369)	$ 18,064,463

Financial Highlights - Class A

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.18
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$ 11.05
Total Return B, C, D	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,550
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.15
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$ 11.03
Total Return B, C, D	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,339
Portfolio turnover rate	16% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.11
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$ 11.01
Total Return B, C, D	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 776
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.11
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$ 11.01
Total Return B, C, D	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 770
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.20
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$ 11.07
Total Return B, C	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 629
Portfolio turnover rate	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	14.1	15.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.2	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.4	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.1	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.1	11.2
Fidelity Advisor Mid-Cap Fund Institutional Class	5.8	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
	69.1	70.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.2	9.8
Fidelity Advisor Overseas Fund Institutional Class	10.3	9.9
	20.5	19.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.1	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.0
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0
	0.3	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.1%
International Equity Funds	20.5%
Investment Grade Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	70.4%
International Equity Funds	19.7%
Investment Grade Fixed-Income Funds	0.0%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.6%
	Shares	Value
Domestic Equity Funds - 69.1%
Fidelity 100 Index Fund	2,061	$ 20,568
Fidelity Advisor Dividend Growth Fund Institutional Class	209,347	2,842,928
Fidelity Advisor Equity Growth Fund Institutional Class	30,172	1,656,771
Fidelity Advisor Equity Income Fund Institutional Class	94,410	2,893,677
Fidelity Advisor Growth & Income Fund Institutional Class	111,561	2,227,871
Fidelity Advisor Large Cap Fund Institutional Class	114,148	2,229,315
Fidelity Advisor Mid-Cap Fund Institutional Class	43,992	1,160,080
Fidelity Advisor Small Cap Fund Institutional Class	34,686	861,600
Fidelity Small Cap Opportunities Fund	254	2,530
TOTAL DOMESTIC EQUITY FUNDS		13,895,340
International Equity Funds - 20.5%
Fidelity Advisor Diversified International Fund Institutional Class	85,019	2,050,652
Fidelity Advisor Overseas Fund Institutional Class	89,372	2,070,755
TOTAL INTERNATIONAL EQUITY FUNDS		4,121,407
TOTAL EQUITY FUNDS (Cost $17,669,081)		18,016,747
Fixed-Income Funds - 10.4%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	195,526	2,019,779
Investment Grade Fixed-Income Funds - 0.3%
Fidelity Advisor Government Income Fund Institutional Class	3,043	30,671
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,819	30,670
Fidelity Advisor Strategic Real Return Fund Institutional Class	15	155
Fidelity Advisor Total Bond Fund Institutional Class	17	181
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		61,677
TOTAL FIXED-INCOME FUNDS (Cost $2,034,148)		2,081,456
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,703,229)		$ 20,098,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $19,703,229) - See accompanying schedule		$ 20,098,203
Cash		1
Receivable for investments sold		8,957
Receivable for fund shares sold		286,972
Total assets		20,394,133

Liabilities
Payable for investments purchased	$ 293,821
Payable for fund shares redeemed	2,095
Distribution fees payable	5,768
Total liabilities		301,684

Net Assets		$ 20,092,449
Net Assets consist of:
Paid in capital		$ 19,481,763
Undistributed net investment income		5,602
Accumulated undistributed net realized gain (loss) on investments		210,110
Net unrealized appreciation (depreciation) on investments		394,974
Net Assets		$ 20,092,449

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,906,853 ÷ 1,169,198 shares)		$ 11.04

Maximum offering price per share (100/94.25 of $11.04)		$ 11.71
Class T: Net Asset Value and redemption price per share ($3,519,549 ÷ 319,322 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42
Class B: Net Asset Value and offering price per share ($1,177,015 ÷ 107,023 shares)A		$ 11.00

Class C: Net Asset Value and offering price per share ($1,507,382 ÷ 137,077 shares)A		$ 11.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,650 ÷ 88,776 shares)		$ 11.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 82,997

Expenses
Distribution fees	$ 20,365
Independent trustees' compensation	11
Total expenses before reductions	20,376
Expense reductions	(11)	20,365
Net investment income (loss)		62,632
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,368)
Capital gain distributions from underlying funds	254,837	251,469
Change in net unrealized appreciation (depreciation) on underlying funds		394,974
Net gain (loss)		646,443
Net increase (decrease) in net assets resulting from operations		$ 709,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,632
Net realized gain (loss)	251,469
Change in net unrealized appreciation (depreciation)	394,974
Net increase (decrease) in net assets resulting from operations	709,075
Distributions to shareholders from net investment income	(57,030)
Distributions to shareholders from net realized gain	(41,358)
Total distributions	(98,388)
Share transactions - net increase (decrease)	19,481,762
Total increase (decrease) in net assets	20,092,449

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,602)	$ 20,092,449

Financial Highlights - Class A

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.19
Distributions from net investment income	(.09)
Distributions from net realized gain	(.06)
Total distributions	(.15)
Net asset value, end of period	$ 11.04
Total Return B, C, D	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,907
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.16
Distributions from net investment income	(.08)
Distributions from net realized gain	(.06)
Total distributions	(.14)
Net asset value, end of period	$ 11.02
Total Return B, C, D	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,520
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.13
Distributions from net investment income	(.07)
Distributions from net realized gain	(.06)
Total distributions	(.13)
Net asset value, end of period	$ 11.00
Total Return B, C, D	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended March 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.12
Distributions from net investment income	(.06)
Distributions from net realized gain	(.06)
Total distributions	(.12)
Net asset value, end of period	$ 11.00
Total Return B, C, D	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.21
Distributions from net investment income	(.09)
Distributions from net realized gain	(.06)
Total distributions	(.15)
Net asset value, end of period	$ 11.06
Total Return B, C	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 982
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund commenced operations on June 1, 2006. Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 107,629,911	$ 3,578,489	$ (657,010)	$ 2,921,479
Advisor Freedom 2005	81,870,199	4,644,159	(272,827)	4,371,332
Advisor Freedom 2010	511,761,141	38,352,310	(2,604,540)	35,747,770
Advisor Freedom 2015	576,491,594	41,412,923	(2,134,651)	39,278,272
Advisor Freedom 2020	1,047,750,940	108,017,675	(3,281,073)	104,736,602
Advisor Freedom 2025	506,617,557	40,156,737	(1,543,056)	38,613,681
Advisor Freedom 2030	688,741,863	74,170,779	(1,715,821)	72,454,958
Advisor Freedom 2035	258,940,101	20,955,174	(777,306)	20,177,868
Advisor Freedom 2040	545,136,608	60,877,529	(1,091,904)	59,785,625
Advisor Freedom 2045	17,817,449	336,176	(84,573)	251,603
Advisor Freedom 2050	19,703,327	476,953	(82,077)	394,876
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 370,471	$ 435,941
Advisor Freedom 2005	327,028	846,181
Advisor Freedom 2010	2,201,437	6,040,114
Advisor Freedom 2015	2,008,764	9,055,258
Advisor Freedom 2020	2,676,710	19,445,379
Advisor Freedom 2025	1,195,028	9,394,053
Advisor Freedom 2030	1,143,438	15,638,456
Advisor Freedom 2035	341,723	5,544,199
Advisor Freedom 2040	862,821	12,879,341
Advisor Freedom 2045	12,217	128,602
Advisor Freedom 2050	12,614	203,196

The tax character of distributions paid was as follows:

March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 2,738,533	$ 435,586	$ 3,174,119
Advisor Freedom 2005	1,379,493	529,238	1,908,731
Advisor Freedom 2010	10,809,995	4,869,805	15,679,800
Advisor Freedom 2015	10,658,643	4,689,333	15,347,976
Advisor Freedom 2020	19,829,363	13,558,440	33,387,803
Advisor Freedom 2025	7,571,599	4,519,776	12,091,375
Advisor Freedom 2030	10,595,472	7,971,409	18,566,881
Advisor Freedom 2035	3,480,235	2,192,065	5,672,300
Advisor Freedom 2040	8,552,165	6,365,609	14,917,774
Advisor Freedom 2045	60,830	-	60,830
Advisor Freedom 2050	98,388	-	98,388
March 31, 2006
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 1,513,067	$ 144,130	$ 1,657,197
Advisor Freedom 2005	621,106	89,791	710,897
Advisor Freedom 2010	5,639,391	775,835	6,415,226
Advisor Freedom 2015	3,990,749	477,777	4,468,526
Advisor Freedom 2020	7,886,283	1,712,913	9,599,196
Advisor Freedom 2025	2,446,690	248,535	2,695,225
Advisor Freedom 2030	3,352,916	826,847	4,179,763
Advisor Freedom 2035	889,584	93,495	983,079
Advisor Freedom 2040	2,735,694	451,252	3,186,946

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	70,993,402	32,923,468
Advisor Freedom 2005	58,721,925	17,561,248
Advisor Freedom 2010	254,415,815	96,038,629
Advisor Freedom 2015	297,023,186	50,485,181
Advisor Freedom 2020	491,150,371	115,989,654
Advisor Freedom 2025	272,165,828	10,375,133
Advisor Freedom 2030	344,156,977	45,398,905
Advisor Freedom 2035	153,702,980	9,453,328
Advisor Freedom 2040	264,805,828	34,153,677
Advisor Freedom 2045	18,575,226	753,631
Advisor Freedom 2050	19,931,305	224,708

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,769	$ 19,900
Class T	.25%	.25%	176,991	-
Class B	.75%	.25%	49,100	36,850
Class C	.75%	.25%	131,244	20,798
			$ 434,104	$ 77,548
Advisor Freedom 2005
Class A	0%	.25%	$ 66,565	$ 22,393
Class T	.25%	.25%	83,297	536
Class B	.75%	.25%	39,725	30,224
Class C	.75%	.25%	85,612	25,171
			$ 275,199	$ 78,324
Advisor Freedom 2010
Class A	0%	.25%	$ 438,752	$ 64,133
Class T	.25%	.25%	844,529	377
Class B	.75%	.25%	339,274	254,613
Class C	.75%	.25%	423,541	104,053
			$ 2,046,096	$ 423,176
Advisor Freedom 2015
Class A	0%	.25%	$ 483,977	$ 81,044
Class T	.25%	.25%	747,766	-
Class B	.75%	.25%	377,662	283,485
Class C	.75%	.25%	450,831	155,153
			$ 2,060,236	$ 519,682
Advisor Freedom 2020
Class A	0%	.25%	$ 924,007	$ 161,448
Class T	.25%	.25%	1,810,210	-
Class B	.75%	.25%	777,356	583,661
Class C	.75%	.25%	716,978	172,266
			$ 4,228,551	$ 917,375
Advisor Freedom 2025
Class A	0%	.25%	$ 478,951	$ 104,462
Class T	.25%	.25%	568,490	-
Class B	.75%	.25%	319,289	239,862
Class C	.75%	.25%	256,037	74,399
			$ 1,622,767	$ 418,723
Advisor Freedom 2030
Class A	0%	.25%	$ 562,314	$ 108,587
Class T	.25%	.25%	1,149,158	-
Class B	.75%	.25%	494,040	371,060
Class C	.75%	.25%	455,161	124,605
			$ 2,660,673	$ 604,252
Advisor Freedom 2035
Class A	0%	.25%	$ 213,537	$ 52,620
Class T	.25%	.25%	310,691	41
Class B	.75%	.25%	188,928	141,956
Class C	.75%	.25%	153,349	56,878
			$ 866,505	$ 251,495

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 463,654	$ 80,082
Class T	.25%	.25%	868,759	-
Class B	.75%	.25%	387,735	291,287
Class C	.75%	.25%	459,309	125,308
			$ 2,179,457	$ 496,677
Advisor Freedom 2045
Class A	0%	.25%	$ 5,225	$ 3,869
Class T	.25%	.25%	4,301	335
Class B	.75%	.25%	2,916	2,396
Class C	.75%	.25%	3,013	2,006
			$ 15,455	$ 8,606
Advisor Freedom 2050
Class A	0%	.25%	$ 7,201	$ 5,009
Class T	.25%	.25%	4,172	370
Class B	.75%	.25%	3,795	3,049
Class C	.75%	.25%	5,197	3,969
			$ 20,365	$ 12,397

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 21,340
Class T	6,319
Class B*	12,417
Class C*	3,174
$ 43,250

Advisor Freedom 2005
Class A	$ 15,465
Class T	4,148
Class B*	12,098
Class C*	2,198
$ 33,909

Advisor Freedom 2010
Class A	$ 79,260
Class T	17,824
Class B*	91,403
Class C*	6,462
$ 194,949

Advisor Freedom 2015
Class A	$ 144,711
Class T	33,824
Class B*	65,569
Class C*	8,481
$ 252,585

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 224,779
Class T	50,459
Class B*	188,859
Class C*	13,684
$ 477,781

Advisor Freedom 2025
Class A	$ 142,938
Class T	34,233
Class B*	92,939
Class C*	4,494
$ 274,604

Advisor Freedom 2030
Class A	$ 152,754
Class T	36,947
Class B*	126,015
Class C*	7,261
$ 322,977

Advisor Freedom 2035
Class A	$ 95,430
Class T	18,943
Class B*	54,848
Class C*	3,809
$ 173,030

Advisor Freedom 2040
Class A	$ 167,699
Class T	32,320
Class B*	130,102
Class C*	9,619
$ 339,740

Advisor Freedom 2045
Class A	$ 5,719
Class T	1,126
Class B*	236
Class C*	68
$ 7,149

Advisor Freedom 2050
Class A	$ 12,723
Class T	2,791
Class B*	561
Class C*	8
$ 16,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 103
Class T	.50%	119
Class B	1.00%	16
Class C	1.00%	44
Institutional Class	.00%	5
Advisor Freedom 2005
Class A	.25%	85
Class T	.50%	54
Class B	1.00%	13
Class C	1.00%	28
Institutional Class	.00%	7
Advisor Freedom 2010
Class A	.25%	591
Class T	.50%	567
Class B	1.00%	114
Class C	1.00%	142
Institutional Class	.00%	44
Advisor Freedom 2015
Class A	.25%	637
Class T	.50%	491
Class B	1.00%	124
Class C	1.00%	148
Institutional Class	.00%	108
Advisor Freedom 2020
Class A	.25%	1,234
Class T	.50%	1,207
Class B	1.00%	259
Class C	1.00%	239
Institutional Class	.00%	88
Advisor Freedom 2025
Class A	.25%	618
Class T	.50%	367
Class B	1.00%	103
Class C	1.00%	83
Institutional Class	.00%	27
Advisor Freedom 2030
Class A	.25%	740
Class T	.50%	756
Class B	1.00%	162
Class C	1.00%	150
Institutional Class	.00%	49

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 273
Class T	.50%	198
Class B	1.00%	60
Class C	1.00%	49
Institutional Class	.00%	12
Advisor Freedom 2040
Class A	.25%	611
Class T	.50%	572
Class B	1.00%	128
Class C	1.00%	151
Institutional Class	.00%	39
Advisor Freedom 2045
Class A	.25%	4
Class T	.50%	2
Class B	1.00%	1
Class C	1.00%	-
Institutional Class	.00%	-
Advisor Freedom 2050
Class A	.25%	6
Class T	.50%	2
Class B	1.00%	1
Class C	1.00%	1
Institutional Class	.00%	1

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	41%
Fidelity Advisor Growth & Income Fund	26%
Fidelity Advisor Overseas Fund	26%
Fidelity Advisor Intermediate Bond Fund	24%

During the period, the Funds' transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2007	2006
Advisor Freedom Income
From net investment income
Class A	$ 1,002,334	$ 360,423
Class T	1,094,267	716,147
Class B	127,152	85,800
Class C	340,423	263,465
Institutional Class	52,530	29,580
Total	$ 2,616,706	$ 1,455,415
From net realized gain
Class A	$ 159,694	$ 35,475
Class T	250,213	101,688
Class B	37,002	15,014
Class C	101,597	47,334
Institutional Class	8,907	2,271
Total	$ 557,413	$ 201,782
Advisor Freedom 2005
From net investment income
Class A	$ 605,813	$ 206,518
Class T	313,704	208,572
Class B	49,294	38,357
Class C	113,001	78,865
Institutional Class	47,174	27,052
Total	$ 1,128,986	$ 559,364
From net realized gain
Class A	$ 315,950	$ 40,250
Class T	248,166	62,014
Class B	62,256	14,837
Class C	128,211	29,953
Institutional Class	25,162	4,479
Total	$ 779,745	$ 151,533
Advisor Freedom 2010
From net investment income
Class A	$ 3,995,531	$ 2,171,009
Class T	3,440,551	2,009,465
Class B	495,075	367,156
Class C	652,244	407,816
Institutional Class	345,085	180,656
Total	$ 8,928,486	$ 5,136,102
From net realized gain
Class A	$ 2,696,358	$ 441,149
Class T	2,598,359	514,332
Class B	569,438	144,772
Class C	682,976	147,544
Institutional Class	204,183	31,327
Total	$ 6,751,314	$ 1,279,124

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2015
From net investment income
Class A	$ 4,043,265	$ 1,356,176
Class T	2,579,826	1,245,899
Class B	470,817	232,461
Class C	606,365	245,384
Institutional Class	705,795	257,756
Total	$ 8,406,068	$ 3,337,676
From net realized gain
Class A	$ 2,739,513	$ 361,841
Class T	2,384,892	431,884
Class B	622,101	129,149
Class C	694,561	130,303
Institutional Class	500,841	77,673
Total	$ 6,941,908	$ 1,130,850
Advisor Freedom 2020
From net investment income
Class A	$ 6,850,858	$ 2,883,663
Class T	5,698,586	2,628,309
Class B	810,487	420,463
Class C	784,767	364,285
Institutional Class	538,403	243,104
Total	$ 14,683,101	$ 6,539,824
From net realized gain
Class A	$ 7,537,514	$ 1,061,003
Class T	7,396,310	1,308,678
Class B	1,713,469	326,977
Class C	1,527,861	276,300
Institutional Class	529,548	86,414
Total	$ 18,704,702	$ 3,059,372
Advisor Freedom 2025
From net investment income
Class A	$ 3,125,692	$ 1,121,310
Class T	1,560,568	596,908
Class B	278,660	141,241
Class C	229,679	106,449
Institutional Class	152,090	40,310
Total	$ 5,346,689	$ 2,006,218
From net realized gain
Class A	$ 3,415,791	$ 347,287
Class T	2,067,705	210,648
Class B	626,709	67,889
Class C	496,499	51,620
Institutional Class	137,982	11,563
Total	$ 6,744,686	$ 689,007

Annual Report

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2030
From net investment income
Class A	$ 3,346,670	$ 1,047,937
Class T	2,694,894	974,321
Class B	337,549	133,986
Class C	318,345	126,130
Institutional Class	235,961	94,967
Total	$ 6,933,419	$ 2,377,341
From net realized gain
Class A	$ 4,490,893	$ 622,840
Class T	4,779,075	768,934
Class B	1,090,033	191,018
Class C	983,447	157,380
Institutional Class	290,014	62,250
Total	$ 11,633,462	$ 1,802,422
Advisor Freedom 2035
From net investment income
Class A	$ 1,192,816	$ 336,621
Class T	710,451	271,292
Class B	137,177	62,536
Class C	115,447	46,277
Institutional Class	54,126	16,641
Total	$ 2,210,017	$ 733,367
From net realized gain
Class A	$ 1,548,250	$ 92,405
Class T	1,184,405	90,299
Class B	371,468	36,328
Class C	297,049	27,177
Institutional Class	61,111	3,503
Total	$ 3,462,283	$ 249,712
Advisor Freedom 2040
From net investment income
Class A	$ 2,619,392	$ 950,126
Class T	2,038,155	792,429
Class B	289,047	121,700
Class C	344,514	148,642
Institutional Class	183,929	62,803
Total	$ 5,475,037	$ 2,075,700
From net realized gain
Class A	$ 3,781,697	$ 407,878
Class T	3,639,201	422,998
Class B	826,884	116,257
Class C	978,964	134,587
Institutional Class	215,991	29,526
Total	$ 9,442,737	$ 1,111,246

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Advisor Freedom 2045A
From net investment income
Class A	$ 17,761	$ -
Class T	11,873	-
Class B	1,977	-
Class C	2,080	-
Institutional Class	1,576	-
Total	$ 35,267	$ -
From net realized gain
Class A	$ 11,838	$ -
Class T	8,362	-
Class B	2,103	-
Class C	2,262	-
Institutional Class	998	-
Total	$ 25,563	$ -
Advisor Freedom 2050A
From net investment income
Class A	$ 36,386	$ -
Class T	8,564	-
Class B	4,114	-
Class C	4,848	-
Institutional Class	3,118	-
Total	$ 57,030	$ -
From net realized gain
Class A	$ 24,808	$ -
Class T	6,344	-
Class B	3,578	-
Class C	4,617	-
Institutional Class	2,011	-
Total	$ 41,358	$ -

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom Income
Class A
Shares sold	3,998,819	1,248,334	$ 42,215,890	$ 13,023,137
Reinvestment of distributions	102,485	34,742	1,078,852	361,381
Shares redeemed	(1,230,892)	(504,418)	(12,986,012)	(5,262,926)
Net increase (decrease)	2,870,412	778,658	$ 30,308,730	$ 8,121,592
Class T
Shares sold	2,071,786	1,413,853	$ 21,825,406	$ 14,717,233
Reinvestment of distributions	122,503	74,755	1,286,011	776,259
Shares redeemed	(1,579,074)	(1,217,170)	(16,645,393)	(12,681,876)
Net increase (decrease)	615,215	271,438	$ 6,466,024	$ 2,811,616
Class B
Shares sold	104,130	151,645	$ 1,094,305	$ 1,576,981
Reinvestment of distributions	14,103	8,915	147,869	92,494
Shares redeemed	(116,492)	(129,511)	(1,222,471)	(1,343,127)
Net increase (decrease)	1,741	31,049	$ 19,703	$ 326,348
Class C
Shares sold	289,104	424,993	$ 3,032,611	$ 4,420,146
Reinvestment of distributions	31,301	22,295	328,081	231,247
Shares redeemed	(384,133)	(514,989)	(4,025,882)	(5,366,087)
Net increase (decrease)	(63,728)	(67,701)	$ (665,190)	$ (714,694)
Institutional Class
Shares sold	209,024	110,433	$ 2,227,313	$ 1,154,968
Reinvestment of distributions	5,153	2,279	54,344	23,731
Shares redeemed	(61,571)	(65,692)	(653,326)	(691,013)
Net increase (decrease)	152,606	47,020	$ 1,628,331	$ 487,686
Advisor Freedom 2005
Class A
Shares sold	3,787,746	1,045,087	$ 43,883,709	$ 11,488,136
Reinvestment of distributions	76,807	20,715	885,668	227,182
Shares redeemed	(1,115,226)	(201,347)	(12,859,998)	(2,219,234)
Net increase (decrease)	2,749,327	864,455	$ 31,909,379	$ 9,496,084
Class T
Shares sold	1,234,660	1,419,295	$ 14,090,491	$ 15,260,795
Reinvestment of distributions	47,993	24,717	550,611	269,302
Shares redeemed	(793,872)	(970,234)	(9,030,257)	(10,565,587)
Net increase (decrease)	488,781	473,778	$ 5,610,845	$ 4,964,510
Class B
Shares sold	116,869	122,820	$ 1,310,125	$ 1,330,376
Reinvestment of distributions	8,797	4,304	100,501	46,985
Shares redeemed	(128,275)	(48,057)	(1,454,001)	(526,073)
Net increase (decrease)	(2,609)	79,067	$ (43,375)	$ 851,288
Class C
Shares sold	232,197	316,798	$ 2,619,306	$ 3,462,176
Reinvestment of distributions	18,367	8,537	209,932	93,176
Shares redeemed	(153,843)	(185,035)	(1,749,764)	(2,016,625)
Net increase (decrease)	96,721	140,300	$ 1,079,474	$ 1,538,727
Institutional Class
Shares sold	208,498	89,143	$ 2,404,546	$ 967,402
Reinvestment of distributions	6,260	2,817	72,336	31,000
Shares redeemed	(47,487)	(32,274)	(552,920)	(357,310)
Net increase (decrease)	167,271	59,686	$ 1,923,962	$ 641,092

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2010
Class A
Shares sold	13,374,637	7,739,808	$ 159,853,302	$ 88,298,046
Reinvestment of distributions	545,669	223,520	6,515,960	2,536,606
Shares redeemed	(6,124,760)	(2,250,375)	(71,950,410)	(25,763,889)
Net increase (decrease)	7,795,546	5,712,953	$ 94,418,852	$ 65,070,763
Class T
Shares sold	8,317,218	7,216,617	$ 97,643,792	$ 81,687,336
Reinvestment of distributions	503,504	222,039	5,992,339	2,509,373
Shares redeemed	(5,095,468)	(3,900,266)	(60,236,553)	(44,179,760)
Net increase (decrease)	3,725,254	3,538,390	$ 43,399,578	$ 40,016,949
Class B
Shares sold	554,718	834,087	$ 6,527,082	$ 9,388,818
Reinvestment of distributions	80,803	40,955	957,744	460,771
Shares redeemed	(632,615)	(499,400)	(7,468,667)	(5,655,011)
Net increase (decrease)	2,906	375,642	$ 16,159	$ 4,194,578
Class C
Shares sold	1,325,915	1,335,196	$ 15,583,541	$ 15,082,752
Reinvestment of distributions	100,155	43,770	1,185,377	492,426
Shares redeemed	(814,977)	(585,637)	(9,586,446)	(6,617,347)
Net increase (decrease)	611,093	793,329	$ 7,182,472	$ 8,957,831
Institutional Class
Shares sold	1,216,876	700,184	$ 14,661,891	$ 8,032,090
Reinvestment of distributions	41,121	14,123	492,727	160,978
Shares redeemed	(440,638)	(282,482)	(5,177,492)	(3,270,359)
Net increase (decrease)	817,359	431,825	$ 9,977,126	$ 4,922,709
Advisor Freedom 2015
Class A
Shares sold	16,710,642	7,755,416	$ 200,771,970	$ 87,784,785
Reinvestment of distributions	551,943	148,528	6,663,795	1,681,279
Shares redeemed	(4,573,003)	(1,248,688)	(54,952,585)	(14,243,836)
Net increase (decrease)	12,689,582	6,655,256	$ 152,483,180	$ 75,222,228
Class T
Shares sold	7,721,319	7,331,499	$ 92,149,992	$ 82,443,787
Reinvestment of distributions	409,024	146,891	4,918,891	1,655,344
Shares redeemed	(3,704,390)	(2,069,563)	(44,146,399)	(23,392,515)
Net increase (decrease)	4,425,953	5,408,827	$ 52,922,484	$ 60,706,616
Class B
Shares sold	956,714	1,320,734	$ 11,262,926	$ 14,714,003
Reinvestment of distributions	84,955	29,554	1,017,658	331,712
Shares redeemed	(539,119)	(246,964)	(6,415,601)	(2,776,985)
Net increase (decrease)	502,550	1,103,324	$ 5,864,983	$ 12,268,730
Class C
Shares sold	2,127,630	1,634,319	$ 25,214,598	$ 18,295,083
Reinvestment of distributions	94,790	29,172	1,136,191	327,542
Shares redeemed	(651,145)	(398,401)	(7,748,011)	(4,467,845)
Net increase (decrease)	1,571,275	1,265,090	$ 18,602,778	$ 14,154,780
Institutional Class
Shares sold	1,369,022	1,374,943	$ 16,393,429	$ 15,910,190
Reinvestment of distributions	97,887	27,882	1,185,250	315,005
Shares redeemed	(549,649)	(330,682)	(6,624,103)	(3,761,478)
Net increase (decrease)	917,260	1,072,143	$ 10,954,576	$ 12,463,717

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2020
Class A
Shares sold	23,846,967	14,590,446	$ 308,792,249	$ 177,880,434
Reinvestment of distributions	1,084,342	318,258	14,167,012	3,855,895
Shares redeemed	(9,148,908)	(4,501,371)	(115,715,246)	(55,311,034)
Net increase (decrease)	15,782,401	10,407,333	$ 207,244,015	$ 126,425,295
Class T
Shares sold	15,749,378	13,438,162	$ 200,592,709	$ 162,737,119
Reinvestment of distributions	996,748	323,423	13,003,180	3,903,406
Shares redeemed	(7,788,390)	(6,053,700)	(100,250,106)	(73,680,929)
Net increase (decrease)	8,957,736	7,707,885	$ 113,345,783	$ 92,959,596
Class B
Shares sold	1,566,662	1,799,544	$ 20,015,458	$ 21,593,687
Reinvestment of distributions	185,085	59,314	2,401,388	711,860
Shares redeemed	(914,111)	(589,847)	(11,718,717)	(7,123,757)
Net increase (decrease)	837,636	1,269,011	$ 10,698,129	$ 15,181,790
Class C
Shares sold	2,364,641	2,110,159	$ 30,268,265	$ 25,285,625
Reinvestment of distributions	157,258	47,015	2,039,411	564,041
Shares redeemed	(982,764)	(773,044)	(12,533,396)	(9,282,747)
Net increase (decrease)	1,539,135	1,384,130	$ 19,774,280	$ 16,566,919
Institutional Class
Shares sold	1,665,024	845,222	$ 21,746,839	$ 10,376,829
Reinvestment of distributions	72,996	22,706	958,005	275,559
Shares redeemed	(567,015)	(254,821)	(7,296,379)	(3,125,257)
Net increase (decrease)	1,171,005	613,107	$ 15,408,465	$ 7,527,131
Advisor Freedom 2025
Class A
Shares sold	15,737,696	6,210,144	$ 197,945,688	$ 72,280,640
Reinvestment of distributions	518,473	124,720	6,492,103	1,454,965
Shares redeemed	(3,113,289)	(1,339,389)	(38,954,335)	(15,549,227)
Net increase (decrease)	13,142,880	4,995,475	$ 165,483,456	$ 58,186,378
Class T
Shares sold	7,015,432	4,779,347	$ 87,481,183	$ 55,329,806
Reinvestment of distributions	288,574	68,757	3,613,946	804,360
Shares redeemed	(2,276,653)	(1,422,431)	(28,529,518)	(16,584,794)
Net increase (decrease)	5,027,353	3,425,673	$ 62,565,611	$ 39,549,372
Class B
Shares sold	998,291	1,133,308	$ 12,299,748	$ 12,946,544
Reinvestment of distributions	70,208	17,249	869,570	200,192
Shares redeemed	(348,807)	(169,943)	(4,303,451)	(1,979,347)
Net increase (decrease)	719,692	980,614	$ 8,865,867	$ 11,167,389
Class C
Shares sold	1,074,566	835,184	$ 13,324,519	$ 9,579,811
Reinvestment of distributions	52,399	11,884	649,142	137,922
Shares redeemed	(255,502)	(185,560)	(3,161,389)	(2,143,096)
Net increase (decrease)	871,463	661,508	$ 10,812,272	$ 7,574,637
Institutional Class
Shares sold	801,952	395,871	$ 10,021,125	$ 4,647,168
Reinvestment of distributions	22,778	4,061	286,866	47,460
Shares redeemed	(178,765)	(157,588)	(2,201,208)	(1,829,481)
Net increase (decrease)	645,965	242,344	$ 8,106,783	$ 2,865,147

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2030
Class A
Shares sold	16,253,114	7,622,210	$ 222,796,744	$ 95,830,636
Reinvestment of distributions	566,443	131,003	7,751,676	1,642,629
Shares redeemed	(4,408,382)	(1,657,097)	(59,297,181)	(20,896,249)
Net increase (decrease)	12,411,175	6,096,116	$ 171,251,239	$ 76,577,016
Class T
Shares sold	10,263,782	8,271,712	$ 137,668,691	$ 103,937,897
Reinvestment of distributions	543,658	138,114	7,398,466	1,718,369
Shares redeemed	(4,719,385)	(3,379,705)	(64,003,737)	(42,137,889)
Net increase (decrease)	6,088,055	5,030,121	$ 81,063,420	$ 63,518,377
Class B
Shares sold	1,215,032	1,157,095	$ 16,319,475	$ 14,320,376
Reinvestment of distributions	101,708	25,279	1,372,910	311,100
Shares redeemed	(523,647)	(314,426)	(7,048,793)	(3,917,552)
Net increase (decrease)	793,093	867,948	$ 10,643,592	$ 10,713,924
Class C
Shares sold	1,532,477	1,235,865	$ 20,559,653	$ 15,380,567
Reinvestment of distributions	87,426	20,600	1,180,816	254,461
Shares redeemed	(617,269)	(314,678)	(8,273,949)	(3,929,603)
Net increase (decrease)	1,002,634	941,787	$ 13,466,520	$ 11,705,425
Institutional Class
Shares sold	1,246,804	327,266	$ 17,216,002	$ 4,137,340
Reinvestment of distributions	31,872	9,043	437,589	113,199
Shares redeemed	(347,902)	(190,476)	(4,676,681)	(2,392,711)
Net increase (decrease)	930,774	145,833	$ 12,976,910	$ 1,857,828
Advisor Freedom 2035
Class A
Shares sold	7,937,543	2,810,083	$ 102,858,844	$ 33,259,729
Reinvestment of distributions	209,021	34,961	2,703,345	418,335
Shares redeemed	(1,209,654)	(291,205)	(15,624,179)	(3,451,031)
Net increase (decrease)	6,936,910	2,553,839	$ 89,938,010	$ 30,227,033
Class T
Shares sold	4,037,876	2,779,197	$ 51,279,521	$ 32,690,026
Reinvestment of distributions	146,879	30,222	1,885,587	359,343
Shares redeemed	(1,479,180)	(700,210)	(18,890,769)	(8,256,703)
Net increase (decrease)	2,705,575	2,109,209	$ 34,274,339	$ 24,792,666
Class B
Shares sold	657,867	677,778	$ 8,288,850	$ 7,827,768
Reinvestment of distributions	39,171	8,197	497,716	96,381
Shares redeemed	(185,316)	(92,314)	(2,339,596)	(1,090,117)
Net increase (decrease)	511,722	593,661	$ 6,446,970	$ 6,834,032
Class C
Shares sold	675,368	594,915	$ 8,503,831	$ 6,913,576
Reinvestment of distributions	29,650	5,735	377,444	67,452
Shares redeemed	(231,098)	(106,161)	(2,893,598)	(1,246,975)
Net increase (decrease)	473,920	494,489	$ 5,987,677	$ 5,734,053
Institutional Class
Shares sold	411,593	153,700	$ 5,305,575	$ 1,815,954
Reinvestment of distributions	8,649	1,611	112,282	19,381
Shares redeemed	(121,717)	(23,805)	(1,582,064)	(285,436)
Net increase (decrease)	298,525	131,506	$ 3,835,793	$ 1,549,899

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2040
Class A
Shares sold	11,078,922	6,594,125	$ 155,096,929	$ 84,779,212
Reinvestment of distributions	449,793	103,322	6,329,119	1,336,258
Shares redeemed	(3,247,820)	(1,319,831)	(44,707,746)	(17,027,651)
Net increase (decrease)	8,280,895	5,377,616	$ 116,718,302	$ 69,087,819
Class T
Shares sold	8,566,986	6,934,246	$ 118,422,507	$ 88,873,959
Reinvestment of distributions	404,471	94,278	5,668,499	1,212,995
Shares redeemed	(3,731,784)	(2,629,297)	(51,893,964)	(33,492,621)
Net increase (decrease)	5,239,673	4,399,227	$ 72,197,042	$ 56,594,333
Class B
Shares sold	1,165,934	1,066,326	$ 16,033,302	$ 13,457,885
Reinvestment of distributions	78,169	18,114	1,084,424	229,826
Shares redeemed	(454,770)	(252,957)	(6,294,964)	(3,223,373)
Net increase (decrease)	789,333	831,483	$ 10,822,762	$ 10,464,338
Class C
Shares sold	1,529,531	1,277,719	$ 20,942,119	$ 16,223,875
Reinvestment of distributions	88,855	20,564	1,232,104	261,225
Shares redeemed	(742,685)	(279,598)	(10,212,837)	(3,548,799)
Net increase (decrease)	875,701	1,018,685	$ 11,961,386	$ 12,936,301
Institutional Class
Shares sold	962,985	291,937	$ 13,586,544	$ 3,766,408
Reinvestment of distributions	23,689	5,062	335,253	65,359
Shares redeemed	(205,086)	(147,050)	(2,855,861)	(1,890,587)
Net increase (decrease)	781,588	149,949	$ 11,065,936	$ 1,941,180
Advisor Freedom 2045 A
Class A
Shares sold	1,214,659	-	$ 13,198,339	$ -
Reinvestment of distributions	2,732	-	29,586	-
Shares redeemed	(81,608)	-	(893,392)	-
Net increase (decrease)	1,135,783	-	$ 12,334,533	$ -
Class T
Shares sold	328,167	-	$ 3,531,809	$ -
Reinvestment of distributions	1,870	-	20,235	-
Shares redeemed	(27,302)	-	(296,286)	-
Net increase (decrease)	302,735	-	$ 3,255,758	$ -
Class B
Shares sold	70,701	-	$ 743,408	$ -
Reinvestment of distributions	377	-	4,080	-
Shares redeemed	(588)	-	(6,408)	-
Net increase (decrease)	70,490	-	$ 741,080	$ -
Class C
Shares sold	75,902	-	$ 795,052	$ -
Reinvestment of distributions	334	-	3,613	-
Shares redeemed	(6,312)	-	(68,258)	-
Net increase (decrease)	69,924	-	$ 730,407	$ -
Institutional Class
Shares sold	64,697	-	$ 696,742	$ -
Reinvestment of distributions	237	-	2,574	-
Shares redeemed	(8,061)	-	(89,051)	-
Net increase (decrease)	56,873	-	$ 610,265	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2007	2006	2007	2006
Advisor Freedom 2050 A
Class A
Shares sold	1,276,625	-	$ 13,684,931	$ -
Reinvestment of distributions	5,624	-	60,797	-
Shares redeemed	(113,051)	-	(1,223,026)	-
Net increase (decrease)	1,169,198	-	$ 12,522,702	$ -
Class T
Shares sold	354,770	-	$ 3,810,949	$ -
Reinvestment of distributions	1,380	-	14,908	-
Shares redeemed	(36,828)	-	(403,059)	-
Net increase (decrease)	319,322	-	$ 3,422,798	$ -
Class B
Shares sold	111,977	-	$ 1,191,055	$ -
Reinvestment of distributions	705	-	7,610	-
Shares redeemed	(5,659)	-	(61,502)	-
Net increase (decrease)	107,023	-	$ 1,137,163	$ -
Class C
Shares sold	144,191	-	$ 1,517,547	$ -
Reinvestment of distributions	871	-	9,399	-
Shares redeemed	(7,985)	-	(87,268)	-
Net increase (decrease)	137,077	-	$ 1,439,678	$ -
Institutional Class
Shares sold	90,084	-	$ 973,960	$ -
Reinvestment of distributions	474	-	5,129	-
Shares redeemed	(1,782)	-	(19,668)	-
Net increase (decrease)	88,776	-	$ 959,421	$ -

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution, 1994-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Cheng also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002), and previously served as Vice President of Strategic Advisers, Inc. (2005).

Jonathan A. Shelon (33)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Shelon also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shelon worked as a quantitative consultant at Callan Associates, Inc. Mr. Shelon also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class	Pay Date	Record Date	Dividends	Capital Gains
Advisor Freedom Income	05/07/2007	05/04/2007	$.036	$.046
Advisor Freedom 2005	05/07/2007	05/04/2007	$.059	$.110
Advisor Freedom 2010	05/07/2007	05/04/2007	$.054	$.140
Advisor Freedom 2015	05/07/2007	05/04/2007	$.044	$.183
Advisor Freedom 2020	05/07/2007	05/04/2007	$.034	$.231
Advisor Freedom 2025	05/07/2007	05/04/2007	$.031	$.220
Advisor Freedom 2030	05/07/2007	05/04/2007	$.025	$.288
Advisor Freedom 2035	05/07/2007	05/04/2007	$.021	$.259
Advisor Freedom 2040	05/07/2007	05/04/2007	$.023	$.314
Advisor Freedom 2045	05/07/2007	05/04/2007	$.008	$.068
Advisor Freedom 2050	05/07/2007	05/04/2007	$.008	$.097

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Advisor Freedom Income	$ 435,961
Advisor Freedom 2005	$ 852,981
Advisor Freedom 2010	$ 6,142,132
Advisor Freedom 2015	$ 9,055,258
Advisor Freedom 2020	$ 19,618,835
Advisor Freedom 2025	$ 9,436,471
Advisor Freedom 2030	$ 15,740,084
Advisor Freedom 2035	$ 5,601,942
Advisor Freedom 2040	$ 12,952,714
Advisor Freedom 2045	$ 128,602
Advisor Freedom 2050	$ 203,196

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Institutional Class
Advisor Freedom Income	6.69%
Advisor Freedom 2005	4.28%
Advisor Freedom 2010	4.65%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Advisor Freedom Income	Institutional Class
May, 2006	5%
June, 2006	6%
July, 2006	7%
August, 2006	6%
September, 2006	6%
October, 2006	6%
November, 2006	7%
December, 2006 (Ex-Date 12/01/06)	6%
December, 2006 (Ex-Date 12/28/06)	7%
February, 2007	4%
March, 2007	4%
Advisor Freedom 2005
May, 2006	5%
December, 2006	15%
Advisor Freedom 2010
May, 2006	1%
December, 2006	15%
Advisor Freedom 2015
May, 2006	1%
December, 2006	18%
Advisor Freedom 2020
May, 2006	1%
December, 2006	22%
Advisor Freedom 2025
May, 2006	1%
December, 2006	25%
Advisor Freedom 2030
May, 2006	3%
December, 2006	29%
Advisor Freedom 2035
May, 2006	2%
December, 2006	29%
Advisor Freedom 2040
May, 2006	1%
December, 2006	30%
Advisor Freedom 2045
December, 2006	32%
Advisor Freedom 2050
December, 2006	33%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Advisor Freedom Income	Institutional Class
May, 2006	6%
June, 2006	7%
July, 2006	8%
August, 2006	8%
September, 2006	7%
October, 2006	7%
November, 2006	8%
December, 2006 (Ex-Date 12/01/06)	7%
December, 2006 (Ex-Date 12/28/06)	8%
February, 2007	3%
March, 2007	4%
Advisor Freedom 2005
May, 2006	2%
December, 2006	22%
Advisor Freedom 2010
May, 2006	3%
December, 2006	23%
Advisor Freedom 2015
May, 2006	3%
December, 2006	27%
Advisor Freedom 2020
May, 2006	3%
December, 2006	33%
Advisor Freedom 2025
May, 2006	4%
December, 2006	37%
Advisor Freedom 2030
May, 2006	10%
December, 2006	44%
Advisor Freedom 2035
May, 2006	8%
December, 2006	45%
Advisor Freedom 2040
May, 2006	7%
December, 2006	46%
Advisor Freedom 2045
December, 2006	52%
Advisor Freedom 2050
December, 2006	54%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on November 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	18,830,405,833.72	96.597
Withheld	663,346,737.87	3.403
TOTAL	19,493,752,571.59	100.000
Albert R. Gamper, Jr.
Affirmative	18,831,910,040.83	96.605
Withheld	661,842,530.76	3.395
TOTAL	19,493,752,571.59	100.000
Robert M. Gates
Affirmative	18,773,843,345.17	96.307
Withheld	719,909,226.42	3.693
TOTAL	19,493,752,571.59	100.000
George H. Heilmeier
Affirmative	18,812,771,918.57	96.507
Withheld	680,980,653.02	3.493
TOTAL	19,493,752,571.59	100.000
Edward C. Johnson 3d
Affirmative	18,782,518,015.61	96.351
Withheld	711,234,555.98	3.649
TOTAL	19,493,752,571.59	100.000
Stephen P. Jonas
Affirmative	18,830,271,862.75	96.596
Withheld	663,480,708.84	3.404
TOTAL	19,493,752,571.59	100.000
James H. KeyesB
Affirmative	18,826,889,110.63	96.579
Withheld	666,863,460.96	3.421
TOTAL	19,493,752,571.59	100.000
Marie L. Knowles
Affirmative	18,823,799,568.68	96.563
Withheld	669,953,002.91	3.437
TOTAL	19,493,752,571.59	100.000
Ned C. Lautenbach
Affirmative	18,825,887,364.77	96.574
Withheld	667,865,206.82	3.426
TOTAL	19,493,752,571.59	100.000
William O. McCoy
Affirmative	18,808,878,406.86	96.487
Withheld	684,874,164.73	3.513
TOTAL	19,493,752,571.59	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	18,833,005,141.90	96.610
Withheld	660,747,429.69	3.390
TOTAL	19,493,752,571.59	100.000
Cornelia M. Small
Affirmative	18,830,550,887.27	96.598
Withheld	663,201,684.32	3.402
TOTAL	19,493,752,571.59	100.000
William S. Stavropoulos
Affirmative	18,814,171,579.92	96.514
Withheld	679,580,991,67	3.486
TOTAL	19,493,752,571.59	100.000
Kenneth L. Wolfe
Affirmative	18,821,873,222.11	96.553
Withheld	671,879,349.48	3.447
TOTAL	19,493,752,571.59	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0507
1.792135.103

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	6.54%	4.50%	5.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	6.72%	4.80%	6.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fundA
Fidelity Freedom 2005 Fund®	8.27%	7.94%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	8.17%	6.68%	8.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fundA
Fidelity Freedom 2015 Fund®	8.58%	9.37%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	8.95%	7.66%	9.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fundA
Fidelity Freedom 2025 Fund®	9.18%	10.84%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	9.40%	7.99%	8.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Life of fundA
Fidelity Freedom 2035 Fund®	9.51%	11.84%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2007	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2040 Fund®	9.68%	8.13%	1.88%

A From September 6, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom 2045 Fund's cumulative total return and show you what would have happened if Fidelity Freedom 2045 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 FundSM on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom 2050 Fund's cumulative total return and show you what would have happened if Fidelity Freedom 2050 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 FundSM on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co-Portfolio Managers of Fidelity Freedom Funds®

The U.S. equity market benchmark Standard & Poor's 500SM Index gained 11.83% during the year ending March 31, 2007. Stocks did well early on, but ended the three-month span from May through July with a negative return in response to soaring energy prices and inflation warnings from the Federal Reserve Board. But equities rebounded from August into early 2007 after the Fed put its interest-rate-hike campaign on hold. On October 3, the Dow Jones Industrial AverageSM closed at an all-time high, and would set roughly 30 new highs as the period progressed. However, cracks began to show in the U.S. economy. Energy prices crept higher, the housing market slumped, and subprime mortgage loan defaults and delinquencies mounted. On February 27, the Dow fell 416 points and the S&P 500® lost about 3.5% of its value. A moderate rebound in March offset some of that damage. For the year overall, the Dow rose 13.83% and the NASDAQ Composite® Index returned 4.23%. In comparison, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index (MSCI® EAFE®) - designed to represent the performance of developed stock markets outside the United States and Canada - returned 20.38%, helped in part by the weakness of the U.S. dollar relative to many foreign currencies. U.S. investment-grade bonds also were positive, as the Lehman Brothers® U.S. Aggregate Index increased 6.59%. High-yield debt gained 11.06% according to the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the 12 months ending March 31, 2007, the Freedom Funds all had solid absolute returns, but underperformed their respective composite benchmarks. At the same time, each Fund produced a return that was consistent with its individual age-appropriate asset allocation, with those having greater exposure to equities delivering higher absolute returns than those with greater exposure to fixed-income investments. The biggest factor in the Funds' relative underperformance was the somewhat lackluster showing of the Funds' domestic and international equity allocations. Both asset classes were negatively impacted by periods of sharp volatility in the global equity markets during this 12-month span, which caused the majority of our underlying funds in those two areas to underperform their benchmarks. The Dow Jones Wilshire 5000 Composite IndexSM - the broad market index the Freedom Funds use to measure the performance of U.S. equities in their composite benchmarks - gained 11.33%, while the MSCI EAFE index's healthy gain reflected the strong performance of foreign equities during the period. On the fixed-income side, the Funds' three asset classes - investment-grade, high-yield and short-term - all performed generally in line with their respective benchmarks, which helped soften the impact of the underperformance of the Funds' equity classes.

Note to shareholders:

The Fidelity Freedom Funds are in the process of adding four new underlying funds and began investing in them as the period ending March 31st was coming to a close. The new funds include two equity offerings launched specifically for use by asset allocation funds such as the Freedom Funds: Fidelity 100 Index Fund, which will invest in many of the S&P 500's largest and most liquid 'mega-cap' stocks; and Fidelity Small Cap Opportunities Fund, whose assets will be allocated across the 10 sectors in the widely recognized Global Industry Classification Standard (GICS), developed by Standard & Poor's® and MSCI®. Freedom Funds also will add a bond offering to its underlying funds lineup - Fidelity Total Bond Fund, which invests in a diversified universe of debt securities - as well as a money-market offering - Fidelity Institutional Money Market Portfolio Class I - which will be replacing the existing underlying money-market fund and should provide a more cost-effective way to construct the short-term asset category.

Over the next year, as these new funds are added, the Funds' investments in certain existing underlying funds will be eliminated. These will include Fidelity Growth & Income Portfolio, Fidelity Small Cap Independence Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund and Fidelity Retirement Money Market Portfolio. Some adjustments to the weightings of the Funds' underlying funds will likely be made as a result of these changes.

In addition, the benchmark for the Freedom Funds' underlying high-yield bond funds was changed to the Merrill Lynch U.S. High Yield Master II Constrained Index, effective July 1, 2006, concurrent with the scheduled rebalancing of the Funds' composite indexes. In Fidelity's view, the Constrained index - which replaces the Merrill Lynch U.S. High Yield Master II Index - represents a better measure of the high-yield market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Freedom Income
Actual	$ 1,000.00	$ 1,041.40	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2000
Actual	$ 1,000.00	$ 1,046.00	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2005
Actual	$ 1,000.00	$ 1,065.10	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2010
Actual	$ 1,000.00	$ 1,064.80	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2015
Actual	$ 1,000.00	$ 1,071.50	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2020
Actual	$ 1,000.00	$ 1,078.80	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2025
Actual	$ 1,000.00	$ 1,082.60	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2030
Actual	$ 1,000.00	$ 1,087.70	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2035
Actual	$ 1,000.00	$ 1,089.20	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Freedom 2040
Actual	$ 1,000.00	$ 1,090.90	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2045
Actual	$ 1,000.00	$ 1,092.60	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -
Freedom 2050
Actual	$ 1,000.00	$ 1,094.70	$ -
HypotheticalA	$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	0.00%
Freedom 2000	0.00%
Freedom 2005	0.00%
Freedom 2010	0.00%
Freedom 2015	0.00%
Freedom 2020	0.00%
Freedom 2025	0.00%
Freedom 2030	0.00%
Freedom 2035	0.00%
Freedom 2040	0.00%
Freedom 2045	0.00%
Freedom 2050	0.00%

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	2.9	3.1
Fidelity Disciplined Equity Fund	3.1	3.0
Fidelity Equity-Income Fund	3.1	3.1
Fidelity Fund	0.0	0.6
Fidelity Growth & Income Portfolio	3.0	3.4
Fidelity Growth Company Fund	2.2	1.9
Fidelity Mid-Cap Stock Fund	2.4	1.9
Fidelity OTC Portfolio	1.6	1.6
Fidelity Small Cap Growth Fund	0.2	0.1
Fidelity Small Cap Independence Fund	0.4	0.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.2	0.1
Fidelity Value Fund	2.0	1.3
	21.1	20.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	1.7
Fidelity High Income Fund	2.4	1.8
	4.8	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.7	9.8
Fidelity Intermediate Bond Fund	6.9	7.4
Fidelity Investment Grade Bond Fund	12.1	12.9
Fidelity Strategic Real Return Fund	7.1	6.1
Fidelity Total Bond Fund	0.0	0.0
	34.8	36.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	6.1	0.0
Fidelity Retirement Money Market Portfolio	13.6	19.8
Fidelity Short-Term Bond Fund	19.6	20.0
	39.3	39.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	21.1%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.8%
Short-Term Funds	39.3%

Six months ago
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.2%
High Yield Fixed-Income Funds	3.5%
Short-Term Funds	39.8%

Expected
Domestic Equity Funds	20.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.1%
	Shares	Value
Domestic Equity Funds - 21.1%
Fidelity 100 Index Fund	37,528	$ 374,526
Fidelity Blue Chip Growth Fund	1,542,870	67,948,016
Fidelity Disciplined Equity Fund	2,488,108	74,319,799
Fidelity Equity-Income Fund	1,257,703	73,236,059
Fidelity Growth & Income Portfolio	2,319,558	71,906,285
Fidelity Growth Company Fund (a)	743,018	51,654,631
Fidelity Mid-Cap Stock Fund	1,796,857	55,810,369
Fidelity OTC Portfolio (a)	890,636	37,424,537
Fidelity Small Cap Growth Fund	333,944	5,105,996
Fidelity Small Cap Independence Fund	443,944	9,802,282
Fidelity Small Cap Opportunities Fund	2,209	22,000
Fidelity Small Cap Value Fund	351,034	5,068,933
Fidelity Value Fund	569,509	48,095,036
TOTAL EQUITY FUNDS (Cost $418,631,867)		500,768,469
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	6,232,686	56,343,480
Fidelity High Income Fund	6,305,430	57,505,521
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,849,001
Investment Grade Fixed-Income Funds - 34.8%
Fidelity Government Income Fund	20,676,932	208,216,707
Fidelity Intermediate Bond Fund	15,858,330	163,340,801
Fidelity Investment Grade Bond Fund	39,030,741	288,046,866
Fidelity Strategic Real Return Fund	16,198,251	168,785,773
Fidelity Total Bond Fund	3,922	41,107
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		828,431,254
TOTAL FIXED-INCOME FUNDS (Cost $930,071,543)		942,280,255
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Class I	144,647,001	144,647,001
Fidelity Retirement Money Market Portfolio	322,488,536	322,488,536
Fidelity Short-Term Bond Fund	52,547,746	466,098,506
TOTAL SHORT-TERM FUNDS (Cost $931,694,621)		933,234,043
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,280,398,031)		$ 2,376,282,767
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007
Assets
Investment in securities, at value (cost $2,280,398,031) - See accompanying schedule		$ 2,376,282,767
Cash		73
Receivable for investments sold		155,638,779
Receivable for fund shares sold		4,281,694
Total assets		2,536,203,313

Liabilities
Payable for investments purchased	$ 145,091,774
Payable for fund shares redeemed	14,834,258
Total liabilities		159,926,032

Net Assets		$ 2,376,277,281
Net Assets consist of:
Paid in capital		$ 2,256,274,583
Undistributed net investment income		8,663,568
Accumulated undistributed net realized gain (loss) on investments		15,454,394
Net unrealized appreciation (depreciation) on investments		95,884,736
Net Assets, for 203,838,267 shares outstanding		$ 2,376,277,281
Net Asset Value, offering price and redemption price per share ($2,376,277,281 ÷ 203,838,267 shares)		$ 11.66

Statement of Operations

	Year ended March 31, 2007
Investment Income
Income distributions from underlying funds		$ 84,760,389
Interest		80
Total income		84,760,469

Expenses
Independent trustees' compensation	$ 7,727
Total expenses before reductions	7,727
Expense reductions	(7,727)	-
Net investment income (loss)		84,760,469
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,097,993
Capital gain distributions from underlying funds	30,043,280	32,141,273
Change in net unrealized appreciation (depreciation) on underlying funds		24,044,262
Net gain (loss)		56,185,535
Net increase (decrease) in net assets resulting from operations		$ 140,946,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,760,469	$ 62,674,817
Net realized gain (loss)	32,141,273	16,640,863
Change in net unrealized appreciation (depreciation)	24,044,262	35,028,244
Net increase (decrease) in net assets resulting from operations	140,946,004	114,343,924
Distributions to shareholders from net investment income	(84,752,207)	(55,780,710)
Distributions to shareholders from net realized gain	(23,141,560)	(5,309,530)
Total distributions	(107,893,767)	(61,090,240)
Share transactions Proceeds from sales of shares	812,741,404	707,988,889
Reinvestment of distributions	106,754,869	60,320,633
Cost of shares redeemed	(708,302,045)	(634,435,737)
Net increase (decrease) in net assets resulting from share transactions	211,194,228	133,873,785
Total increase (decrease) in net assets	244,246,465	187,127,469

Net Assets
Beginning of period	2,132,030,816	1,944,903,347
End of period (including undistributed net investment income of $8,663,568 and undistributed net investment income of $8,718,884, respectively)	$ 2,376,277,281	$ 2,132,030,816
Other Information Shares
Sold	70,682,404	62,311,783
Issued in reinvestment of distributions	9,296,641	5,324,456
Redeemed	(61,664,856)	(55,841,448)
Net increase (decrease)	18,314,189	11,794,791

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89
Income from Investment Operations
Net investment income (loss) B	.44	.35	.22	.18	.24
Net realized and unrealized gain (loss)	.29	.28	(.01)	.75	(.27)
Total from investment operations	.73	.63	.21	.93	(.03)
Distributions from net investment income	(.44)	(.31)	(.23)	(.22)	(.27)
Distributions from net realized gain	(.12)	(.03)	(.02)	(.06)	-
Total distributions	(.56)	(.34)	(.25)	(.28)	(.27)
Net asset value, end of period	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59
Total Return A	6.54%	5.71%	1.86%	8.87%	(.23)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	3.81%	3.07%	1.97%	1.68%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,376,277	$ 2,132,031	$ 1,944,903	$ 1,753,286	$ 1,242,816
Portfolio turnover rate	26%	18%	7%	6%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	3.8	4.0
Fidelity Disciplined Equity Fund	4.2	4.0
Fidelity Equity-Income Fund	4.1	4.1
Fidelity Fund	0.0	0.7
Fidelity Growth & Income Portfolio	4.1	4.4
Fidelity Growth Company Fund	2.8	2.5
Fidelity Mid-Cap Stock Fund	3.0	2.6
Fidelity OTC Portfolio	2.1	2.1
Fidelity Small Cap Growth Fund	0.2	0.1
Fidelity Small Cap Independence Fund	0.6	0.5
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.2	0.1
Fidelity Value Fund	2.5	1.7
	27.6	26.8
International Equity Funds
Fidelity Diversified International Fund	0.2	0.2
Fidelity Europe Fund	0.3	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.3	0.2
Fidelity Southeast Asia Fund	0.1	0.1
	1.0	0.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	1.7
Fidelity High Income Fund	2.4	1.7
	4.7	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.7
Fidelity Intermediate Bond Fund	5.8	6.4
Fidelity Investment Grade Bond Fund	10.4	11.4
Fidelity Strategic Real Return Fund	6.1	5.3
	30.2	31.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	5.7	0.0
Fidelity Retirement Money Market Portfolio	12.7	18.2
Fidelity Short-Term Bond Fund	18.1	18.9
	36.5	37.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	27.6%
International Equity Funds	1.0%
Investment Grade Fixed-Income Funds	30.2%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	36.5%

Six months ago
Domestic Equity Funds	26.8%
International Equity Funds	0.9%
Investment Grade Fixed-Income Funds	31.8%
High Yield Fixed-Income Funds	3.4%
Short-Term Funds	37.1%

Expected
Domestic Equity Funds	25.0%
International Equity Funds	0.5%
Investment Grade Fixed-Income Funds	31.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	38.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.6%
	Shares	Value
Domestic Equity Funds - 27.6%
Fidelity 100 Index Fund	31,163	$ 311,006
Fidelity Blue Chip Growth Fund	1,463,175	64,438,227
Fidelity Disciplined Equity Fund	2,352,672	70,274,301
Fidelity Equity-Income Fund	1,196,949	69,698,344
Fidelity Growth & Income Portfolio	2,259,518	70,045,074
Fidelity Growth Company Fund (a)	684,485	47,585,422
Fidelity Mid-Cap Stock Fund	1,644,538	51,079,365
Fidelity OTC Portfolio (a)	841,719	35,369,020
Fidelity Small Cap Growth Fund	261,650	4,000,629
Fidelity Small Cap Independence Fund	412,803	9,114,700
Fidelity Small Cap Opportunities Fund	2,038	20,303
Fidelity Small Cap Value Fund	273,550	3,950,065
Fidelity Value Fund	500,144	42,237,175
TOTAL DOMESTIC EQUITY FUNDS		468,123,631
International Equity Funds - 1.0%
Fidelity Diversified International Fund	107,186	4,082,731
Fidelity Europe Fund	143,355	5,778,653
Fidelity Japan Fund	87,318	1,554,267
Fidelity Overseas Fund	90,843	4,214,193
Fidelity Southeast Asia Fund	31,266	895,445
TOTAL INTERNATIONAL EQUITY FUNDS		16,525,289
TOTAL EQUITY FUNDS (Cost $414,362,734)		484,648,920
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	4,406,389	39,833,760
Fidelity High Income Fund	4,421,261	40,321,897
TOTAL HIGH YIELD FIXED-INCOME FUNDS		80,155,657
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	13,269,357	133,622,427
Fidelity Intermediate Bond Fund	9,522,802	98,084,860
Fidelity Investment Grade Bond Fund	23,856,356	176,059,904
Fidelity Strategic Real Return Fund	9,863,539	102,778,073
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		510,545,264
TOTAL FIXED-INCOME FUNDS (Cost $573,901,808)		590,700,921
Short-Term Funds - 36.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	96,462,842	$ 96,462,842
Fidelity Retirement Money Market Portfolio	215,481,429	215,481,429
Fidelity Short-Term Bond Fund	34,620,499	307,083,821
TOTAL SHORT-TERM FUNDS (Cost $617,637,653)		619,028,092
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,605,902,195)		$ 1,694,377,933
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007
Assets
Investment in securities, at value (cost $1,605,902,195) - See accompanying schedule		$ 1,694,377,933
Cash		52
Receivable for investments sold		100,624,460
Receivable for fund shares sold		3,166,887
Total assets		1,798,169,332

Liabilities
Payable for investments purchased	$ 96,794,758
Payable for fund shares redeemed	6,997,281
Total liabilities		103,792,039

Net Assets		$ 1,694,377,293
Net Assets consist of:
Paid in capital		$ 1,576,369,067
Undistributed net investment income		12,924,924
Accumulated undistributed net realized gain (loss) on investments		16,607,564
Net unrealized appreciation (depreciation) on investments		88,475,738
Net Assets, for 133,867,535 shares outstanding		$ 1,694,377,293
Net Asset Value, offering price and redemption price per share ($1,694,377,293 ÷ 133,867,535 shares)		$ 12.66

Statement of Operations

	Year ended March 31, 2007
Investment Income
Income distributions from underlying funds		$ 56,704,133
Interest		215
Total income		56,704,348

Expenses
Independent trustees' compensation	$ 5,599
Total expenses before reductions	5,599
Expense reductions	(5,599)	-
Net investment income (loss)		56,704,348
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,295,014
Capital gain distributions from underlying funds	29,080,756	31,375,770
Change in net unrealized appreciation (depreciation) on underlying funds		16,054,294
Net gain (loss)		47,430,064
Net increase (decrease) in net assets resulting from operations		$ 104,134,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,704,348	$ 47,094,930
Net realized gain (loss)	31,375,770	11,889,328
Change in net unrealized appreciation (depreciation)	16,054,294	37,942,703
Net increase (decrease) in net assets resulting from operations	104,134,412	96,926,961
Distributions to shareholders from net investment income	(54,996,316)	(41,865,016)
Distributions to shareholders from net realized gain	(17,909,527)	(2,614,295)
Total distributions	(72,905,843)	(44,479,311)
Share transactions Proceeds from sales of shares	453,634,213	383,853,505
Reinvestment of distributions	72,600,661	44,282,778
Cost of shares redeemed	(464,213,365)	(455,350,550)
Net increase (decrease) in net assets resulting from share transactions	62,021,509	(27,214,267)
Total increase (decrease) in net assets	93,250,078	25,233,383

Net Assets
Beginning of period	1,601,127,215	1,575,893,832
End of period (including undistributed net investment income of $12,924,924 and undistributed net investment income of $10,582,757, respectively)	$ 1,694,377,293	$ 1,601,127,215
Other Information Shares
Sold	36,227,381	31,323,504
Issued in reinvestment of distributions	5,832,782	3,639,361
Redeemed	(37,260,092)	(37,173,069)
Net increase (decrease)	4,800,071	(2,210,204)

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52
Income from Investment Operations
Net investment income (loss) B	.44	.36	.24	.21	.26
Net realized and unrealized gain (loss)	.38	.40	.02	.99	(.47)
Total from investment operations	.82	.76	.26	1.20	(.21)
Distributions from net investment income	(.43)	(.33)	(.23)	(.24)	(.30)
Distributions from net realized gain	(.14)	(.02)	-	-	-
Total distributions	(.57)	(.35)	(.23)	(.24)	(.30)
Net asset value, end of period	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01
Total Return A	6.72%	6.40%	2.18%	10.97%	(1.81)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	3.54%	2.98%	2.02%	1.79%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,694,377	$ 1,601,127	$ 1,575,894	$ 1,592,068	$ 1,265,181
Portfolio turnover rate	34%	20%	11%	7%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	5.3	6.0
Fidelity Disciplined Equity Fund	5.9	5.9
Fidelity Equity-Income Fund	5.9	6.1
Fidelity Fund	0.0	1.0
Fidelity Growth & Income Portfolio	5.1	6.6
Fidelity Growth Company Fund	4.3	3.8
Fidelity Mid-Cap Stock Fund	4.7	3.8
Fidelity OTC Portfolio	2.9	3.2
Fidelity Small Cap Growth Fund	0.5	0.2
Fidelity Small Cap Independence Fund	0.7	0.8
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.5	0.2
Fidelity Value Fund	4.1	2.6
	39.9	40.2
International Equity Funds
Fidelity Diversified International Fund	2.4	2.3
Fidelity Europe Fund	3.3	3.2
Fidelity Japan Fund	1.0	0.9
Fidelity Overseas Fund	2.5	2.3
Fidelity Southeast Asia Fund	0.5	0.4
	9.7	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity High Income Fund	2.5	2.6
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	9.4
Fidelity Intermediate Bond Fund	6.8	7.1
Fidelity Investment Grade Bond Fund	11.9	12.3
Fidelity Strategic Real Return Fund	6.8	5.9
Fidelity Total Bond Fund	0.1	0.0
	34.1	34.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	1.7	0.0
Fidelity Retirement Money Market Portfolio	3.9	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.3	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	40.2%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	39.2%
International Equity Funds	9.3%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 39.9%
Fidelity 100 Index Fund	17,907	$ 178,715
Fidelity Blue Chip Growth Fund	1,038,195	45,722,111
Fidelity Disciplined Equity Fund	1,726,842	51,580,771
Fidelity Equity-Income Fund	884,230	51,488,726
Fidelity Growth & Income Portfolio	1,430,877	44,357,194
Fidelity Growth Company Fund (a)	542,304	37,700,983
Fidelity Mid-Cap Stock Fund	1,311,536	40,736,301
Fidelity OTC Portfolio (a)	592,524	24,897,851
Fidelity Small Cap Growth Fund	276,562	4,228,635
Fidelity Small Cap Independence Fund	255,597	5,643,575
Fidelity Small Cap Opportunities Fund	10,627	105,849
Fidelity Small Cap Value Fund	288,456	4,165,301
Fidelity Value Fund	420,694	35,527,598
TOTAL DOMESTIC EQUITY FUNDS		346,333,610
International Equity Funds - 9.7%
Fidelity Diversified International Fund	544,816	20,752,045
Fidelity Europe Fund	717,337	28,915,851
Fidelity Japan Fund	473,525	8,428,745
Fidelity Overseas Fund	455,984	21,153,094
Fidelity Southeast Asia Fund	151,256	4,331,984
TOTAL INTERNATIONAL EQUITY FUNDS		83,581,719
TOTAL EQUITY FUNDS (Cost $397,965,944)		429,915,329
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	2,395,740	21,657,493
Fidelity High Income Fund	2,360,845	21,530,908
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,188,401
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund	7,340,847	73,922,332
Fidelity Intermediate Bond Fund	5,723,839	58,955,541
Fidelity Investment Grade Bond Fund	13,956,339	102,997,783
Fidelity Strategic Real Return Fund	5,716,163	59,562,418
Fidelity Total Bond Fund	91,483	958,738
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		296,396,812
TOTAL FIXED-INCOME FUNDS (Cost $337,555,903)		339,585,213
Short-Term Funds - 11.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	14,912,936	$ 14,912,936
Fidelity Retirement Money Market Portfolio	34,010,616	34,010,616
Fidelity Short-Term Bond Fund	5,512,266	48,893,802
TOTAL SHORT-TERM FUNDS (Cost $97,723,951)		97,817,354
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $833,245,798)		$ 867,317,896
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007
Assets
Investment in securities, at value (cost $833,245,798) - See accompanying schedule		$ 867,317,896
Cash		98
Receivable for investments sold		14,627,234
Receivable for fund shares sold		5,347,478
Total assets		887,292,706

Liabilities
Payable for investments purchased	$ 19,301,747
Payable for fund shares redeemed	673,432
Total liabilities		19,975,179

Net Assets		$ 867,317,527
Net Assets consist of:
Paid in capital		$ 814,556,941
Undistributed net investment income		4,157,103
Accumulated undistributed net realized gain (loss) on investments		14,531,385
Net unrealized appreciation (depreciation) on investments		34,072,098
Net Assets, for 73,275,230 shares outstanding		$ 867,317,527
Net Asset Value, offering price and redemption price per share ($867,317,527 ÷ 73,275,230 shares)		$ 11.84

Statement of Operations

	Year ended March 31, 2007
Investment Income
Income distributions from underlying funds		$ 18,028,579
Interest		48
Total income		18,028,627

Expenses
Independent trustees' compensation	$ 2,200
Total expenses before reductions	2,200
Expense reductions	(2,200)	-
Net investment income (loss)		18,028,627
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	667,697
Capital gain distributions from underlying funds	22,936,758	23,604,455
Change in net unrealized appreciation (depreciation) on underlying funds		13,508,627
Net gain (loss)		37,113,082
Net increase (decrease) in net assets resulting from operations		$ 55,141,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,028,627	$ 9,010,453
Net realized gain (loss)	23,604,455	6,345,138
Change in net unrealized appreciation (depreciation)	13,508,627	18,878,383
Net increase (decrease) in net assets resulting from operations	55,141,709	34,233,974
Distributions to shareholders from net investment income	(16,755,724)	(6,943,785)
Distributions to shareholders from net realized gain	(13,457,462)	(2,453,402)
Total distributions	(30,213,186)	(9,397,187)
Share transactions Proceeds from sales of shares	528,505,086	399,971,947
Reinvestment of distributions	30,106,759	9,339,468
Cost of shares redeemed	(246,438,574)	(132,176,701)
Net increase (decrease) in net assets resulting from share transactions	312,173,271	277,134,714
Total increase (decrease) in net assets	337,101,794	301,971,501

Net Assets
Beginning of period	530,215,733	228,244,232
End of period (including undistributed net investment income of $4,157,103 and undistributed net investment income of $2,812,640, respectively)	$ 867,317,527	$ 530,215,733
Other Information Shares
Sold	45,768,587	36,001,118
Issued in reinvestment of distributions	2,597,062	844,860
Redeemed	(21,421,023)	(11,914,522)
Net increase (decrease)	26,944,626	24,931,456

Financial Highlights

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.28	.23	.08
Net realized and unrealized gain (loss)	.62	.78	.13	.44
Total from investment operations	.93	1.06	.36	.52
Distributions from net investment income	(.29)	(.21)	(.16)	(.04)
Distributions from net realized gain	(.24)	(.08)	(.01)	-
Total distributions	(.53)	(.29)	(.17)	(.04)
Net asset value, end of period	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Total Return B, C	8.27%	10.05%	3.44%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.70%	2.55%	2.18%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 867,318	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	12%	4%	7%	22% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	5.6	6.1
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	6.1	6.2
Fidelity Fund	0.0	1.3
Fidelity Growth & Income Portfolio	6.1	6.7
Fidelity Growth Company Fund	4.3	3.8
Fidelity Mid-Cap Stock Fund	4.6	3.9
Fidelity OTC Portfolio	3.1	3.2
Fidelity Small Cap Growth Fund	0.5	0.2
Fidelity Small Cap Independence Fund	0.8	0.8
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.4	0.2
Fidelity Value Fund	3.9	2.8
	41.5	41.2
International Equity Funds
Fidelity Diversified International Fund	2.5	2.3
Fidelity Europe Fund	3.5	3.2
Fidelity Japan Fund	1.0	0.9
Fidelity Overseas Fund	2.6	2.3
Fidelity Southeast Asia Fund	0.6	0.5
	10.2	9.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity High Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	9.7
Fidelity Intermediate Bond Fund	6.8	7.2
Fidelity Investment Grade Bond Fund	11.8	12.5
Fidelity Strategic Real Return Fund	6.8	5.8
Fidelity Total Bond Fund	0.0	0.0
	33.9	35.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	1.5	0.0
Fidelity Retirement Money Market Portfolio	3.3	4.7
Fidelity Short-Term Bond Fund	4.7	4.7
	9.5	9.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.5%
International Equity Funds	10.2%
Investment Grade Fixed-Income Funds	33.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	9.2%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity 100 Index Fund	279,250	$ 2,786,917
Fidelity Blue Chip Growth Fund	16,624,516	732,143,684
Fidelity Disciplined Equity Fund	26,823,480	801,217,346
Fidelity Equity-Income Fund	13,711,170	798,401,404
Fidelity Growth & Income Portfolio	25,749,622	798,238,274
Fidelity Growth Company Fund (a)	8,049,410	559,594,980
Fidelity Mid-Cap Stock Fund	19,587,317	608,382,062
Fidelity OTC Portfolio (a)	9,664,545	406,104,177
Fidelity Small Cap Growth Fund	3,921,457	59,959,074
Fidelity Small Cap Independence Fund	4,685,115	103,447,341
Fidelity Small Cap Opportunities Fund	23,283	231,895
Fidelity Small Cap Value Fund	4,087,078	59,017,413
Fidelity Value Fund	6,069,088	512,534,491
TOTAL DOMESTIC EQUITY FUNDS		5,442,059,058
International Equity Funds - 10.2%
Fidelity Diversified International Fund	8,676,630	330,492,842
Fidelity Europe Fund	11,450,401	461,565,683
Fidelity Japan Fund	7,451,741	132,640,986
Fidelity Overseas Fund	7,194,152	333,736,688
Fidelity Southeast Asia Fund	2,448,096	70,113,472
TOTAL INTERNATIONAL EQUITY FUNDS		1,328,549,671
TOTAL EQUITY FUNDS (Cost $5,862,330,687)		6,770,608,729
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	35,790,249	323,543,847
Fidelity High Income Fund	35,331,422	322,222,565
TOTAL HIGH YIELD FIXED-INCOME FUNDS		645,766,412
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	109,949,699	1,107,193,473
Fidelity Intermediate Bond Fund	86,185,327	887,708,869
Fidelity Investment Grade Bond Fund	210,113,813	1,550,639,944
Fidelity Strategic Real Return Fund	85,591,749	891,866,024
Fidelity Total Bond Fund	15,885	166,472
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,437,574,782
TOTAL FIXED-INCOME FUNDS (Cost $4,978,905,737)		5,083,341,194
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	193,114,945	$ 193,114,945
Fidelity Retirement Money Market Portfolio	432,006,819	432,006,819
Fidelity Short-Term Bond Fund	70,331,374	623,839,287
TOTAL SHORT-TERM FUNDS (Cost $1,247,294,599)		1,248,961,051
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,088,531,023)		$ 13,102,910,974
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007
Assets
Investment in securities, at value (cost $12,088,531,023) - See accompanying schedule		$ 13,102,910,974
Cash		92
Receivable for investments sold		208,200,769
Receivable for fund shares sold		35,284,819
Total assets		13,346,396,654

Liabilities
Payable for investments purchased	$ 196,403,974
Payable for fund shares redeemed	47,092,431
Total liabilities		243,496,405

Net Assets		$ 13,102,900,249
Net Assets consist of:
Paid in capital		$ 11,770,749,663
Undistributed net investment income		61,329,095
Accumulated undistributed net realized gain (loss) on investments		256,441,540
Net unrealized appreciation (depreciation) on investments		1,014,379,951
Net Assets, for 879,891,746 shares outstanding		$ 13,102,900,249
Net Asset Value, offering price and redemption price per share ($13,102,900,249 ÷ 879,891,746 shares)		$ 14.89

Statement of Operations

	Year ended March 31, 2007
Investment Income
Income distributions from underlying funds		$ 308,721,577
Interest		358
Total income		308,721,935

Expenses
Independent trustees' compensation	$ 39,705
Total expenses before reductions	39,705
Expense reductions	(39,705)	-
Net investment income (loss)		308,721,935
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	59,433,999
Capital gain distributions from underlying funds	413,087,901	472,521,900
Change in net unrealized appreciation (depreciation) on underlying funds		157,025,735
Net gain (loss)		629,547,635
Net increase (decrease) in net assets resulting from operations		$ 938,269,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 308,721,935	$ 236,800,382
Net realized gain (loss)	472,521,900	138,186,171
Change in net unrealized appreciation (depreciation)	157,025,735	583,275,019
Net increase (decrease) in net assets resulting from operations	938,269,570	958,261,572
Distributions to shareholders from net investment income	(302,539,526)	(206,242,560)
Distributions to shareholders from net realized gain	(291,361,878)	(46,432,435)
Total distributions	(593,901,404)	(252,674,995)
Share transactions Proceeds from sales of shares	3,957,458,496	3,085,283,033
Reinvestment of distributions	592,129,488	251,913,287
Cost of shares redeemed	(2,480,326,685)	(2,047,023,706)
Net increase (decrease) in net assets resulting from share transactions	2,069,261,299	1,290,172,614
Total increase (decrease) in net assets	2,413,629,465	1,995,759,191

Net Assets
Beginning of period	10,689,270,784	8,693,511,593
End of period (including undistributed net investment income of $61,329,095 and undistributed net investment income of $55,899,006, respectively)	$ 13,102,900,249	$ 10,689,270,784
Other Information Shares
Sold	271,963,827	220,380,588
Issued in reinvestment of distributions	40,541,770	18,118,645
Redeemed	(171,064,092)	(146,600,739)
Net increase (decrease)	141,441,505	91,898,494

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61
Income from Investment Operations
Net investment income (loss) B	.39	.35	.28	.26	.28
Net realized and unrealized gain (loss)	.77	1.05	.20	2.02	(1.18)
Total from investment operations	1.16	1.40	.48	2.28	(.90)
Distributions from net investment income	(.38)	(.30)	(.29)	(.28)	(.31)
Distributions from net realized gain	(.37)	(.07)	(.05)	(.09)	-
Total distributions	(.75)	(.37)	(.34)	(.37)	(.31)
Net asset value, end of period	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40
Total Return A	8.17%	10.54%	3.59%	20.15%	(7.17)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	2.67%	2.48%	2.11%	2.07%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,102,900	$ 10,689,271	$ 8,693,512	$ 7,387,863	$ 4,682,513
Portfolio turnover rate	12%	8%	1%	4%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	5.8	7.1
Fidelity Disciplined Equity Fund	7.1	6.9
Fidelity Equity-Income Fund	7.0	7.1
Fidelity Fund	0.0	1.6
Fidelity Growth & Income Portfolio	5.9	7.8
Fidelity Growth Company Fund	5.1	4.5
Fidelity Mid-Cap Stock Fund	5.5	4.5
Fidelity OTC Portfolio	3.2	3.7
Fidelity Small Cap Growth Fund	0.6	0.2
Fidelity Small Cap Independence Fund	0.7	0.9
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.6	0.2
Fidelity Value Fund	4.8	3.0
	46.3	47.5
International Equity Funds
Fidelity Diversified International Fund	2.9	2.9
Fidelity Europe Fund	4.0	4.0
Fidelity Japan Fund	1.2	1.1
Fidelity Overseas Fund	2.9	2.8
Fidelity Southeast Asia Fund	0.6	0.6
	11.6	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity High Income Fund	3.0	3.3
	6.0	6.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	8.1
Fidelity Intermediate Bond Fund	6.1	6.2
Fidelity Investment Grade Bond Fund	10.7	10.7
Fidelity Strategic Real Return Fund	6.2	5.1
Fidelity Total Bond Fund	0.1	0.0
	30.7	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	0.8	0.0
Fidelity Retirement Money Market Portfolio	1.9	2.4
Fidelity Short-Term Bond Fund	2.7	2.3
	5.4	4.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.3%
International Equity Funds	11.6%
Investment Grade Fixed-Income Funds	30.7%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	30.1%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Expected
Domestic Equity Funds	44.6%
International Equity Funds	11.2%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.9%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity 100 Index Fund	106,224	$ 1,060,115
Fidelity Blue Chip Growth Fund	6,728,511	296,323,613
Fidelity Disciplined Equity Fund	12,109,919	361,723,267
Fidelity Equity-Income Fund	6,115,910	356,129,428
Fidelity Growth & Income Portfolio	9,685,600	300,253,593
Fidelity Growth Company Fund (a)	3,734,685	259,635,289
Fidelity Mid-Cap Stock Fund	8,992,792	279,316,113
Fidelity OTC Portfolio (a)	3,883,816	163,197,949
Fidelity Small Cap Growth Fund	2,040,579	31,200,451
Fidelity Small Cap Independence Fund	1,681,545	37,128,503
Fidelity Small Cap Opportunities Fund	67,568	672,977
Fidelity Small Cap Value Fund	2,111,968	30,496,813
Fidelity Value Fund	2,898,875	244,809,965
TOTAL DOMESTIC EQUITY FUNDS		2,361,948,076
International Equity Funds - 11.6%
Fidelity Diversified International Fund	3,857,186	146,920,216
Fidelity Europe Fund	5,115,321	206,198,596
Fidelity Japan Fund	3,289,409	58,551,484
Fidelity Overseas Fund	3,194,166	148,177,367
Fidelity Southeast Asia Fund	1,060,245	30,365,414
TOTAL INTERNATIONAL EQUITY FUNDS		590,213,077
TOTAL EQUITY FUNDS (Cost $2,754,948,234)		2,952,161,153
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	16,998,899	153,670,049
Fidelity High Income Fund	16,757,336	152,826,900
TOTAL HIGH YIELD FIXED-INCOME FUNDS		306,496,949
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund	38,677,934	389,486,792
Fidelity Intermediate Bond Fund	30,177,474	310,827,979
Fidelity Investment Grade Bond Fund	73,561,465	542,883,612
Fidelity Strategic Real Return Fund	30,198,370	314,667,016
Fidelity Total Bond Fund	488,994	5,124,659
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,562,990,058
TOTAL FIXED-INCOME FUNDS (Cost $1,852,108,019)		1,869,487,007
Short-Term Funds - 5.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	42,271,044	$ 42,271,044
Fidelity Retirement Money Market Portfolio	96,188,418	96,188,418
Fidelity Short-Term Bond Fund	15,603,956	138,407,086
TOTAL SHORT-TERM FUNDS (Cost $276,591,240)		276,866,548
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,883,647,493)		$ 5,098,514,708
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $4,883,647,493) - See accompanying schedule		$ 5,098,514,708
Cash		87
Receivable for investments sold		41,388,269
Receivable for fund shares sold		28,684,605
Total assets		5,168,587,669

Liabilities
Payable for investments purchased	$ 67,748,520
Payable for fund shares redeemed	2,325,117
Total liabilities		70,073,637

Net Assets		$ 5,098,514,032
Net Assets consist of:
Paid in capital		$ 4,763,246,871
Undistributed net investment income		20,787,184
Accumulated undistributed net realized gain (loss) on investments		99,612,762
Net unrealized appreciation (depreciation) on investments		214,867,215
Net Assets, for 409,613,016 shares outstanding		$ 5,098,514,032
Net Asset Value, offering price and redemption price per share ($5,098,514,032 ÷ 409,613,016 shares)		$ 12.45

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 87,537,744
Interest		88
Total income		87,537,832

Expenses
Independent trustees' compensation	$ 11,932
Total expenses before reductions	11,932
Expense reductions	(11,932)	-
Net investment income (loss)		87,537,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,705,007
Capital gain distributions from underlying funds	152,074,816	162,779,823
Change in net unrealized appreciation (depreciation) on underlying funds		81,827,379
Net gain (loss)		244,607,202
Net increase (decrease) in net assets resulting from operations		$ 332,145,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,537,832	$ 34,630,643
Net realized gain (loss)	162,779,823	37,141,190
Change in net unrealized appreciation (depreciation)	81,827,379	122,725,107
Net increase (decrease) in net assets resulting from operations	332,145,034	194,496,940
Distributions to shareholders from net investment income	(75,158,276)	(27,970,696)
Distributions to shareholders from net realized gain	(92,481,994)	(10,642,857)
Total distributions	(167,640,270)	(38,613,553)
Share transactions Proceeds from sales of shares	2,767,201,544	1,847,831,476
Reinvestment of distributions	167,397,718	38,532,294
Cost of shares redeemed	(678,368,546)	(276,961,461)
Net increase (decrease) in net assets resulting from share transactions	2,256,230,716	1,609,402,309
Total increase (decrease) in net assets	2,420,735,480	1,765,285,696

Net Assets
Beginning of period	2,677,778,552	912,492,856
End of period (including undistributed net investment income of $20,787,184 and undistributed net investment income of $8,665,079, respectively)	$ 5,098,514,032	$ 2,677,778,552
Other Information Shares
Sold	228,576,379	160,428,368
Issued in reinvestment of distributions	13,740,481	3,362,406
Redeemed	(56,277,175)	(24,131,931)
Net increase (decrease)	186,039,685	139,658,843

Financial Highlights

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.25	.21	.07
Net realized and unrealized gain (loss)	.72	1.13	.25	.54
Total from investment operations	1.01	1.38	.46	.61
Distributions from net investment income	(.23)	(.19)	(.14)	(.04)
Distributions from net realized gain	(.31)	(.08)	(.02)	-
Total distributions	(.54)	(.27)	(.16)	(.04)
Net asset value, end of period	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Total Return B,C	8.58%	12.83%	4.30%	6.11%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.37%	2.20%	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,098,514	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	4%	1%	0%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	7.3	8.3
Fidelity Disciplined Equity Fund	8.2	8.2
Fidelity Equity-Income Fund	8.2	8.4
Fidelity Fund	0.0	2.0
Fidelity Growth & Income Portfolio	8.0	9.1
Fidelity Growth Company Fund	5.8	5.3
Fidelity Mid-Cap Stock Fund	6.3	5.3
Fidelity OTC Portfolio	4.1	4.3
Fidelity Small Cap Growth Fund	0.6	0.3
Fidelity Small Cap Independence Fund	1.1	1.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.6	0.3
Fidelity Value Fund	5.4	3.7
	55.6	56.3
International Equity Funds
Fidelity Diversified International Fund	3.4	3.3
Fidelity Europe Fund	4.8	4.7
Fidelity Japan Fund	1.4	1.3
Fidelity Overseas Fund	3.4	3.3
Fidelity Southeast Asia Fund	0.7	0.7
	13.7	13.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.6
Fidelity High Income Fund	3.6	3.8
	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	6.2
Fidelity Intermediate Bond Fund	4.6	4.7
Fidelity Investment Grade Bond Fund	8.1	8.1
Fidelity Strategic Real Return Fund	4.6	3.8
Fidelity Total Bond Fund	0.0	0.0
	23.1	22.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	0.0	0.0
Fidelity Retirement Money Market Portfolio	0.1	0.1
Fidelity Short-Term Bond Fund	0.2	0.1
	0.3	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.6%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.1%
High Yield Fixed-Income Funds	7.3%
Short-Term Funds	0.3%

Six months ago
Domestic Equity Funds	56.3%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	22.8%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	54.2%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.5%

/s/Edward C. Johnson 3d

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.3%
	Shares	Value
Domestic Equity Funds - 55.6%
Fidelity 100 Index Fund	411,296	$ 4,104,730
Fidelity Blue Chip Growth Fund	30,522,874	1,344,227,380
Fidelity Disciplined Equity Fund	49,946,360	1,491,897,766
Fidelity Equity-Income Fund	25,646,841	1,493,415,553
Fidelity Growth & Income Portfolio	47,428,442	1,470,281,717
Fidelity Growth Company Fund (a)	15,327,086	1,065,539,043
Fidelity Mid-Cap Stock Fund	37,372,853	1,160,800,814
Fidelity OTC Portfolio (a)	17,731,223	745,065,993
Fidelity Small Cap Growth Fund	7,546,683	115,388,785
Fidelity Small Cap Independence Fund	8,691,047	191,898,320
Fidelity Small Cap Opportunities Fund	42,546	423,759
Fidelity Small Cap Value Fund	7,847,963	113,324,580
Fidelity Value Fund	11,630,979	982,236,157
TOTAL DOMESTIC EQUITY FUNDS		10,178,604,597
International Equity Funds - 13.7%
Fidelity Diversified International Fund	16,366,186	623,388,033
Fidelity Europe Fund	21,560,684	869,111,181
Fidelity Japan Fund	14,150,731	251,883,014
Fidelity Overseas Fund	13,571,810	629,596,270
Fidelity Southeast Asia Fund	4,596,269	131,637,155
TOTAL INTERNATIONAL EQUITY FUNDS		2,505,615,653
TOTAL EQUITY FUNDS (Cost $10,921,117,367)		12,684,220,250
Fixed-Income Funds - 30.4%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	74,417,634	672,735,415
Fidelity High Income Fund	73,321,352	668,690,734
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,341,426,149
Investment Grade Fixed-Income Funds - 23.1%
Fidelity Government Income Fund	104,700,729	1,054,336,346
Fidelity Intermediate Bond Fund	82,039,599	845,007,866
Fidelity Investment Grade Bond Fund	200,057,340	1,476,423,171

	Shares	Value
Fidelity Strategic Real Return Fund	81,403,061	$ 848,219,894
Fidelity Total Bond Fund	20,266	212,383
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,224,199,660
TOTAL FIXED-INCOME FUNDS (Cost $5,444,882,459)		5,565,625,809
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class I	8,591,232	8,591,232
Fidelity Retirement Money Market Portfolio	19,365,686	19,365,686
Fidelity Short-Term Bond Fund	3,125,671	27,724,704
TOTAL SHORT-TERM FUNDS (Cost $55,637,582)		55,681,622
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $16,421,637,408)		$ 18,305,527,681
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $16,421,637,408) - See accompanying schedule		$ 18,305,527,681
Cash		55
Receivable for investments sold		38,693,163
Receivable for fund shares sold		54,882,019
Total assets		18,399,102,918

Liabilities
Payable for investments purchased	$ 13,335,068
Payable for fund shares redeemed	80,243,259
Total liabilities		93,578,327

Net Assets		$ 18,305,524,591
Net Assets consist of:
Paid in capital		$ 15,851,410,085
Undistributed net investment income		61,758,750
Accumulated undistributed net realized gain (loss) on investments		508,465,483
Net unrealized appreciation (depreciation) on investments		1,883,890,273
Net Assets, for 1,155,456,287 shares outstanding		$ 18,305,524,591
Net Asset Value, offering price and redemption price per share ($18,305,524,591 ÷ 1,155,456,287 shares)		$ 15.84

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 311,425,317
Interest		482
Total income		311,425,799

Expenses
Independent trustees' compensation	$ 53,084
Total expenses before reductions	53,084
Expense reductions	(53,084)	-
Net investment income (loss)		311,425,799
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	141,112,330
Capital gain distributions from underlying funds	758,405,966	899,518,296
Change in net unrealized appreciation (depreciation) on underlying funds		200,024,257
Net gain (loss)		1,099,542,553
Net increase (decrease) in net assets resulting from operations		$ 1,410,968,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 311,425,799	$ 215,180,111
Net realized gain (loss)	899,518,296	258,421,328
Change in net unrealized appreciation (depreciation)	200,024,257	1,118,615,027
Net increase (decrease) in net assets resulting from operations	1,410,968,352	1,592,216,466
Distributions to shareholders from net investment income	(287,223,703)	(186,835,535)
Distributions to shareholders from net realized gain	(590,142,909)	(73,505,183)
Total distributions	(877,366,612)	(260,340,718)
Share transactions Proceeds from sales of shares	5,653,109,779	4,400,017,334
Reinvestment of distributions	876,040,780	259,887,224
Cost of shares redeemed	(2,604,525,744)	(2,060,303,055)
Net increase (decrease) in net assets resulting from share transactions	3,924,624,815	2,599,601,503
Total increase (decrease) in net assets	4,458,226,555	3,931,477,251

Net Assets
Beginning of period	13,847,298,036	9,915,820,785
End of period (including undistributed net investment income of $61,758,750 and undistributed net investment income of $39,872,822, respectively)	$ 18,305,524,591	$ 13,847,298,036
Other Information Shares
Sold	367,463,918	302,147,223
Issued in reinvestment of distributions	56,773,885	17,970,360
Redeemed	(169,857,854)	(142,121,404)
Net increase (decrease)	254,379,949	177,996,179

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60
Income from Investment Operations
Net investment income (loss) B	.31	.27	.24	.23	.21
Net realized and unrealized gain (loss)	1.03	1.72	.43	2.87	(2.09)
Total from investment operations	1.34	1.99	.67	3.10	(1.88)
Distributions from net investment income	(.28)	(.23)	(.26)	(.22)	(.22)
Distributions from net realized gain	(.59)	(.10)	(.04)	(.04)	-
Total distributions	(.87)	(.33)	(.30)	(.26)	(.22)
Net asset value, end of period	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50
Total Return A	8.95%	14.64%	5.01%	29.68%	(14.96)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.99%	1.87%	1.79%	1.85%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,305,525	$ 13,847,298	$ 9,915,821	$ 7,541,432	$ 4,087,602
Portfolio turnover rate	7%	4%	0%	3%	6%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	7.1	8.6
Fidelity Disciplined Equity Fund	8.9	8.5
Fidelity Equity-Income Fund	8.8	8.7
Fidelity Fund	0.0	1.8
Fidelity Growth & Income Portfolio	6.8	9.5
Fidelity Growth Company Fund	6.4	5.6
Fidelity Mid-Cap Stock Fund	6.9	5.6
Fidelity OTC Portfolio	3.9	4.5
Fidelity Small Cap Growth Fund	0.8	0.3
Fidelity Small Cap Independence Fund	0.9	1.1
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.8	0.3
Fidelity Value Fund	6.1	3.7
	57.4	58.2
International Equity Funds
Fidelity Diversified International Fund	3.6	3.6
Fidelity Europe Fund	5.1	5.0
Fidelity Japan Fund	1.4	1.4
Fidelity Overseas Fund	3.6	3.5
Fidelity Southeast Asia Fund	0.8	0.7
	14.5	14.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.6
Fidelity High Income Fund	3.7	3.8
	7.4	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.4
Fidelity Intermediate Bond Fund	4.1	4.1
Fidelity Investment Grade Bond Fund	7.2	7.0
Fidelity Strategic Real Return Fund	4.2	3.7
Fidelity Total Bond Fund	0.1	0.0
	20.7	20.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	57.4%
International Equity Funds	14.5%
Investment Grade Fixed-Income Funds	20.7%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	58.2%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	20.2%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	56.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	21.8%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.9%
	Shares	Value
Domestic Equity Funds - 57.4%
Fidelity 100 Index Fund	93,460	$ 932,734
Fidelity Blue Chip Growth Fund	6,992,181	307,935,673
Fidelity Disciplined Equity Fund	12,984,590	387,849,706
Fidelity Equity-Income Fund	6,541,291	380,899,386
Fidelity Growth & Income Portfolio	9,547,880	295,984,277
Fidelity Growth Company Fund (a)	4,010,574	278,815,114
Fidelity Mid-Cap Stock Fund	9,623,815	298,915,708
Fidelity OTC Portfolio (a)	4,060,138	170,606,982
Fidelity Small Cap Growth Fund	2,283,055	34,907,910
Fidelity Small Cap Independence Fund	1,699,454	37,523,952
Fidelity Small Cap Opportunities Fund	95,006	946,262
Fidelity Small Cap Value Fund	2,368,979	34,208,056
Fidelity Value Fund	3,133,319	264,608,755
TOTAL DOMESTIC EQUITY FUNDS		2,494,134,515
International Equity Funds - 14.5%
Fidelity Diversified International Fund	4,122,439	157,023,699
Fidelity Europe Fund	5,472,715	220,605,133
Fidelity Japan Fund	3,521,618	62,684,801
Fidelity Overseas Fund	3,407,927	158,093,749
Fidelity Southeast Asia Fund	1,129,924	32,361,031
TOTAL INTERNATIONAL EQUITY FUNDS		630,768,413
TOTAL EQUITY FUNDS (Cost $2,929,244,155)		3,124,902,928
Fixed-Income Funds - 28.1%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	17,846,918	161,336,141
Fidelity High Income Fund	17,604,795	160,555,729
TOTAL HIGH YIELD FIXED-INCOME FUNDS		321,891,870
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Government Income Fund	22,322,093	224,783,474
Fidelity Intermediate Bond Fund	17,391,995	179,137,550
Fidelity Investment Grade Bond Fund	42,393,277	312,862,381
Fidelity Strategic Real Return Fund	17,431,302	181,634,170
Fidelity Total Bond Fund	380,287	3,985,407
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		902,402,982
TOTAL FIXED-INCOME FUNDS (Cost $1,208,440,265)		1,224,294,852
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,137,684,420)		$ 4,349,197,780
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $4,137,684,420) - See accompanying schedule		$ 4,349,197,780
Cash		92
Receivable for investments sold		246,942
Receivable for fund shares sold		32,439,462
Total assets		4,381,884,276

Liabilities
Payable for investments purchased	$ 30,184,064
Payable for fund shares redeemed	2,502,992
Total liabilities		32,687,056

Net Assets		$ 4,349,197,220
Net Assets consist of:
Paid in capital		$ 4,023,145,443
Undistributed net investment income		14,498,774
Accumulated undistributed net realized gain (loss) on investments		100,039,643
Net unrealized appreciation (depreciation) on investments		211,513,360
Net Assets, for 333,379,001 shares outstanding		$ 4,349,197,220
Net Asset Value, offering price and redemption price per share ($4,349,197,220 ÷ 333,379,001 shares)		$ 13.05

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 56,427,551
Interest		45
Total income		56,427,596

Expenses
Independent trustees' compensation	$ 9,651
Total expenses before reductions	9,651
Expense reductions	(9,651)	-
Net investment income (loss)		56,427,596
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,889,393
Capital gain distributions from underlying funds	154,038,383	164,927,776
Change in net unrealized appreciation (depreciation) on underlying funds		75,388,926
Net gain (loss)		240,316,702
Net increase (decrease) in net assets resulting from operations		$ 296,744,298

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,427,596	$ 21,319,700
Net realized gain (loss)	164,927,776	36,135,806
Change in net unrealized appreciation (depreciation)	75,388,926	126,091,211
Net increase (decrease) in net assets resulting from operations	296,744,298	183,546,717
Distributions to shareholders from net investment income	(47,426,166)	(16,674,108)
Distributions to shareholders from net realized gain	(93,881,898)	(10,143,500)
Total distributions	(141,308,064)	(26,817,608)
Share transactions Proceeds from sales of shares	2,417,756,353	1,430,171,607
Reinvestment of distributions	141,172,740	26,801,156
Cost of shares redeemed	(464,978,274)	(196,390,229)
Net increase (decrease) in net assets resulting from share transactions	2,093,950,819	1,260,582,534
Total increase (decrease) in net assets	2,249,387,053	1,417,311,643

Net Assets
Beginning of period	2,099,810,167	682,498,524
End of period (including undistributed net investment income of $14,498,774 and undistributed net investment income of $5,649,658, respectively)	$ 4,349,197,220	$ 2,099,810,167
Other Information Shares
Sold	191,492,013	120,312,980
Issued in reinvestment of distributions	11,118,756	2,257,270
Redeemed	(36,904,215)	(16,551,042)
Net increase (decrease)	165,706,554	106,019,208

Financial Highlights

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.21	.18	.06
Net realized and unrealized gain (loss)	.89	1.48	.39	.63
Total from investment operations	1.13	1.69	.57	.69
Distributions from net investment income	(.19)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.41)	(.10)	(.01)	-
Total distributions	(.60)	(.24) H	(.14)	(.05)
Net asset value, end of period	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Total Return B,C	9.18%	15.41%	5.33%	6.92%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.88%	1.75%	1.67%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,349,197	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	3%	1%	0%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	8.6	9.9
Fidelity Disciplined Equity Fund	9.8	9.7
Fidelity Equity-Income Fund	9.8	10.0
Fidelity Fund	0.0	2.0
Fidelity Growth & Income Portfolio	9.3	10.9
Fidelity Growth Company Fund	7.0	6.3
Fidelity Mid-Cap Stock Fund	7.6	6.4
Fidelity OTC Portfolio	4.7	5.2
Fidelity Small Cap Growth Fund	0.9	0.3
Fidelity Small Cap Independence Fund	1.2	1.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.9	0.3
Fidelity Value Fund	6.5	4.6
	66.3	66.9
International Equity Funds
Fidelity Diversified International Fund	4.1	4.0
Fidelity Europe Fund	5.7	5.5
Fidelity Japan Fund	1.6	1.5
Fidelity Overseas Fund	4.1	4.0
Fidelity Southeast Asia Fund	0.8	0.8
	16.3	15.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.6
Fidelity High Income Fund	3.6	3.8
	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.6	2.7
Fidelity Intermediate Bond Fund	2.0	2.0
Fidelity Investment Grade Bond Fund	3.5	3.5
Fidelity Strategic Real Return Fund	2.0	1.7
Fidelity Total Bond Fund	0.0	0.0
	10.1	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.3%
Investment Grade Fixed-Income Funds	10.1%
High Yield Fixed-Income Funds	7.3%

Six months ago
Domestic Equity Funds	66.9%
International Equity Funds	15.8%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	65.4%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.6%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	258,713	$ 2,581,957
Fidelity Blue Chip Growth Fund	23,101,856	1,017,405,725
Fidelity Disciplined Equity Fund	38,872,265	1,161,114,552
Fidelity Equity-Income Fund	19,905,493	1,159,096,863
Fidelity Growth & Income Portfolio	35,706,011	1,106,886,352
Fidelity Growth Company Fund (a)	11,967,703	831,994,742
Fidelity Mid-Cap Stock Fund	29,097,459	903,767,091
Fidelity OTC Portfolio (a)	13,369,570	561,789,318
Fidelity Small Cap Growth Fund	6,841,562	104,607,485
Fidelity Small Cap Independence Fund	6,535,868	144,311,968
Fidelity Small Cap Opportunities Fund	31,851	317,235
Fidelity Small Cap Value Fund	7,143,232	103,148,266
Fidelity Value Fund	9,162,722	773,791,838
TOTAL DOMESTIC EQUITY FUNDS		7,870,813,392
International Equity Funds - 16.3%
Fidelity Diversified International Fund	12,691,595	483,422,860
Fidelity Europe Fund	16,728,885	674,341,370
Fidelity Japan Fund	11,008,797	195,956,578
Fidelity Overseas Fund	10,509,114	487,517,793
Fidelity Southeast Asia Fund	3,504,297	100,363,057
TOTAL INTERNATIONAL EQUITY FUNDS		1,941,601,658
TOTAL EQUITY FUNDS (Cost $8,624,511,756)		9,812,415,050
Fixed-Income Funds - 17.4%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	48,487,524	438,327,213
Fidelity High Income Fund	47,611,706	434,218,760
TOTAL HIGH YIELD FIXED-INCOME FUNDS		872,545,973
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Government Income Fund	29,649,142	298,566,863
Fidelity Intermediate Bond Fund	23,201,705	238,977,557
Fidelity Investment Grade Bond Fund	56,508,607	417,033,516

	Shares	Value
Fidelity Strategic Real Return Fund	22,918,684	$ 238,812,690
Fidelity Total Bond Fund	5,926	62,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,193,452,731
TOTAL FIXED-INCOME FUNDS (Cost $2,003,925,246)		2,065,998,704
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,628,437,002)		$ 11,878,413,754
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $10,628,437,002) - See accompanying schedule		$ 11,878,413,754
Cash		82
Receivable for investments sold		13,331,380
Receivable for fund shares sold		50,021,648
Total assets		11,941,766,864

Liabilities
Payable for investments purchased	$ 2,969,233
Payable for fund shares redeemed	60,385,036
Total liabilities		63,354,269

Net Assets		$ 11,878,412,595
Net Assets consist of:
Paid in capital		$ 10,235,939,134
Undistributed net investment income		26,699,819
Accumulated undistributed net realized gain (loss) on investments		365,796,890
Net unrealized appreciation (depreciation) on investments		1,249,976,752
Net Assets, for 725,869,346 shares outstanding		$ 11,878,412,595
Net Asset Value, offering price and redemption price per share ($11,878,412,595 ÷ 725,869,346 shares)		$ 16.36

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 148,106,822
Interest		1,059
Total income		148,107,881

Expenses
Independent trustees' compensation	$ 33,045
Total expenses before reductions	33,045
Expense reductions	(33,045)	-
Net investment income (loss)		148,107,881
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,721,648
Capital gain distributions from underlying funds	565,613,605	662,335,253
Change in net unrealized appreciation (depreciation) on underlying funds		125,329,164
Net gain (loss)		787,664,417
Net increase (decrease) in net assets resulting from operations		$ 935,772,298

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,107,881	$ 102,300,809
Net realized gain (loss)	662,335,253	166,655,944
Change in net unrealized appreciation (depreciation)	125,329,164	827,718,237
Net increase (decrease) in net assets resulting from operations	935,772,298	1,096,674,990
Distributions to shareholders from net investment income	(132,487,067)	(89,395,734)
Distributions to shareholders from net realized gain	(428,672,628)	(50,329,442)
Total distributions	(561,159,695)	(139,725,176)
Share transactions Proceeds from sales of shares	4,020,634,851	2,868,245,229
Reinvestment of distributions	560,458,829	139,589,694
Cost of shares redeemed	(1,627,797,348)	(1,271,096,644)
Net increase (decrease) in net assets resulting from share transactions	2,953,296,332	1,736,738,279
Total increase (decrease) in net assets	3,327,908,935	2,693,688,093

Net Assets
Beginning of period	8,550,503,660	5,856,815,567
End of period (including undistributed net investment income of $26,699,819 and undistributed net investment income of $13,216,238, respectively)	$ 11,878,412,595	$ 8,550,503,660
Other Information Shares
Sold	253,324,030	193,397,312
Issued in reinvestment of distributions	35,161,692	9,474,303
Redeemed	(103,165,630)	(86,363,640)
Net increase (decrease)	185,320,092	116,507,975

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58
Income from Investment Operations
Net investment income (loss) B	.24	.22	.20	.19	.16
Net realized and unrealized gain (loss)	1.21	2.09	.56	3.23	(2.55)
Total from investment operations	1.45	2.31	.76	3.42	(2.39)
Distributions from net investment income	(.21)	(.19)	(.22)	(.19)	(.15)
Distributions from net realized gain	(.70)	(.11)	-	-	-
Total distributions	(.91)	(.30)	(.22)	(.19)	(.15)
Net asset value, end of period	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04
Total Return A	9.40%	16.86%	5.72%	34.22%	(19.05)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.51%	1.48%	1.52%	1.58%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,878,413	$ 8,550,504	$ 5,856,816	$ 4,363,601	$ 2,335,210
Portfolio turnover rate	6%	5%	0%	2%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	8.4	10.0
Fidelity Disciplined Equity Fund	10.2	9.8
Fidelity Equity-Income Fund	10.1	10.0
Fidelity Fund	0.0	1.8
Fidelity Growth & Income Portfolio	7.7	10.9
Fidelity Growth Company Fund	7.4	6.4
Fidelity Mid-Cap Stock Fund	8.0	6.4
Fidelity OTC Portfolio	4.7	5.2
Fidelity Small Cap Growth Fund	0.9	0.3
Fidelity Small Cap Independence Fund	1.0	1.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.9	0.3
Fidelity Value Fund	7.0	4.3
	66.3	66.7
International Equity Funds
Fidelity Diversified International Fund	4.2	4.1
Fidelity Europe Fund	5.8	5.8
Fidelity Japan Fund	1.7	1.6
Fidelity Overseas Fund	4.2	4.1
Fidelity Southeast Asia Fund	0.9	0.8
	16.8	16.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.8
Fidelity High Income Fund	3.8	4.2
	7.7	8.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.3	2.4
Fidelity Intermediate Bond Fund	1.8	1.8
Fidelity Investment Grade Bond Fund	3.2	3.2
Fidelity Strategic Real Return Fund	1.8	1.5
Fidelity Total Bond Fund	0.1	0.0
	9.2	8.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.2%
High Yield Fixed-Income Funds	7.7%

Six months ago
Domestic Equity Funds	66.7%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.1%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	56,087	$ 559,751
Fidelity Blue Chip Growth Fund	4,861,762	214,111,997
Fidelity Disciplined Equity Fund	8,750,265	261,370,422
Fidelity Equity-Income Fund	4,429,021	257,901,865
Fidelity Growth & Income Portfolio	6,299,024	195,269,754
Fidelity Growth Company Fund (a)	2,732,871	189,989,161
Fidelity Mid-Cap Stock Fund	6,588,396	204,635,577
Fidelity OTC Portfolio (a)	2,825,811	118,740,559
Fidelity Small Cap Growth Fund	1,522,980	23,286,371
Fidelity Small Cap Independence Fund	1,112,940	24,573,723
Fidelity Small Cap Opportunities Fund	71,626	713,392
Fidelity Small Cap Value Fund	1,581,692	22,839,633
Fidelity Value Fund	2,122,620	179,255,299
TOTAL DOMESTIC EQUITY FUNDS		1,693,247,504
International Equity Funds - 16.8%
Fidelity Diversified International Fund	2,799,120	106,618,492
Fidelity Europe Fund	3,707,613	149,453,879
Fidelity Japan Fund	2,406,788	42,840,830
Fidelity Overseas Fund	2,317,978	107,531,016
Fidelity Southeast Asia Fund	768,070	21,997,514
TOTAL INTERNATIONAL EQUITY FUNDS		428,441,731
TOTAL EQUITY FUNDS (Cost $1,997,691,254)		2,121,689,235
Fixed-Income Funds - 16.9%

High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	10,977,582	99,237,346
Fidelity High Income Fund	10,801,515	98,509,817
TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,747,163
Investment Grade Fixed-Income Funds - 9.2%
Fidelity Government Income Fund	5,799,999	58,405,993
Fidelity Intermediate Bond Fund	4,510,434	46,457,466
Fidelity Investment Grade Bond Fund	11,002,157	81,195,920
Fidelity Strategic Real Return Fund	4,520,072	47,099,152
Fidelity Total Bond Fund	108,990	1,142,217
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		234,300,748
TOTAL FIXED-INCOME FUNDS (Cost $423,674,382)		432,047,911
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,421,365,636)		$ 2,553,737,146
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $2,421,365,636) - See accompanying schedule		$ 2,553,737,146
Cash		50
Receivable for investments sold		21,116
Receivable for fund shares sold		21,737,673
Total assets		2,575,495,985

Liabilities
Payable for investments purchased	$ 19,524,834
Payable for fund shares redeemed	2,234,202
Total liabilities		21,759,036

Net Assets		$ 2,553,736,949
Net Assets consist of:
Paid in capital		$ 2,349,587,603
Undistributed net investment income		4,141,975
Accumulated undistributed net realized gain (loss) on investments		67,635,861
Net unrealized appreciation (depreciation) on investments		132,371,510
Net Assets, for 189,422,360 shares outstanding		$ 2,553,736,949
Net Asset Value, offering price and redemption price per share ($2,553,736,949 ÷ 189,422,360 shares)		$ 13.48

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 25,617,854
Interest		17
Total income		25,617,871

Expenses
Independent trustees' compensation	$ 5,446
Total expenses before reductions	5,446
Expense reductions	(5,446)	-
Net investment income (loss)		25,617,871
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,093,402
Capital gain distributions from underlying funds	101,008,250	107,101,652
Change in net unrealized appreciation (depreciation) on underlying funds		46,402,827
Net gain (loss)		153,504,479
Net increase (decrease) in net assets resulting from operations		$ 179,122,350

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,617,871	$ 9,753,632
Net realized gain (loss)	107,101,652	22,007,041
Change in net unrealized appreciation (depreciation)	46,402,827	79,791,676
Net increase (decrease) in net assets resulting from operations	179,122,350	111,552,349
Distributions to shareholders from net investment income	(23,453,185)	(8,057,826)
Distributions to shareholders from net realized gain	(56,286,504)	(6,197,986)
Total distributions	(79,739,689)	(14,255,812)
Share transactions Proceeds from sales of shares	1,516,133,194	810,298,913
Reinvestment of distributions	79,694,105	14,249,651
Cost of shares redeemed	(297,379,120)	(118,030,363)
Net increase (decrease) in net assets resulting from share transactions	1,298,448,179	706,518,201
Total increase (decrease) in net assets	1,397,830,840	803,814,738

Net Assets
Beginning of period	1,155,906,109	352,091,371
End of period (including undistributed net investment income of $4,141,975 and undistributed net investment income of $1,977,290, respectively)	$ 2,553,736,949	$ 1,155,906,109
Other Information Shares
Sold	116,589,656	66,855,909
Issued in reinvestment of distributions	6,079,818	1,174,172
Redeemed	(22,916,069)	(9,749,789)
Net increase (decrease)	99,753,405	58,280,292

Financial Highlights

Years ended March 31,	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.18	.17	.06
Net realized and unrealized gain (loss)	1.01	1.73	.49	.68
Total from investment operations	1.20	1.91	.66	.74
Distributions from net investment income	(.17)	(.13)	(.13)	(.05)
Distributions from net realized gain	(.44)	(.11)	-	-
Total distributions	(.61)	(.24)	(.13)	(.05)
Net asset value, end of period	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Total Return B, C	9.51%	17.18%	6.12%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.50%	1.48%	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,553,737	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	3%	1%	0%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.0	0.0
Fidelity Blue Chip Growth Fund	8.7	10.1
Fidelity Disciplined Equity Fund	10.2	10.0
Fidelity Equity-Income Fund	10.1	10.3
Fidelity Fund	0.0	2.4
Fidelity Growth & Income Portfolio	9.1	11.0
Fidelity Growth Company Fund	7.3	6.5
Fidelity Mid-Cap Stock Fund	7.9	6.6
Fidelity OTC Portfolio	4.7	5.3
Fidelity Small Cap Growth Fund	1.1	0.3
Fidelity Small Cap Independence Fund	1.2	1.3
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	1.1	0.3
Fidelity Value Fund	6.9	4.5
	68.3	68.6
International Equity Funds
Fidelity Diversified International Fund	4.2	4.2
Fidelity Europe Fund	5.9	5.8
Fidelity Japan Fund	1.7	1.6
Fidelity Overseas Fund	4.3	4.1
Fidelity Southeast Asia Fund	0.9	0.9
	17.0	16.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.9	4.7
Fidelity High Income Fund	4.8	5.1
	9.7	9.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.3	1.3
Fidelity Intermediate Bond Fund	1.0	1.0
Fidelity Investment Grade Bond Fund	1.7	1.8
Fidelity Strategic Real Return Fund	1.0	0.9
Fidelity Total Bond Fund	0.0	0.0
	5.0	5.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.3%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.7%

Six months ago
Domestic Equity Funds	68.6%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.8%

Expected
Domestic Equity Funds	67.9%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.3%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	121,170	$ 1,209,278
Fidelity Blue Chip Growth Fund	11,585,709	510,234,606
Fidelity Disciplined Equity Fund	20,130,311	601,292,388
Fidelity Equity-Income Fund	10,250,442	596,883,212
Fidelity Growth & Income Portfolio	17,249,554	534,736,161
Fidelity Growth Company Fund (a)	6,214,558	432,036,092
Fidelity Mid-Cap Stock Fund	15,086,791	468,595,724
Fidelity OTC Portfolio (a)	6,660,396	279,869,831
Fidelity Small Cap Growth Fund	4,191,549	64,088,782
Fidelity Small Cap Independence Fund	3,222,358	71,149,657
Fidelity Small Cap Opportunities Fund	15,543	154,813
Fidelity Small Cap Value Fund	4,361,985	62,987,064
Fidelity Value Fund	4,781,654	403,810,664
TOTAL DOMESTIC EQUITY FUNDS		4,027,048,272
International Equity Funds - 17.0%
Fidelity Diversified International Fund	6,529,027	248,690,625
Fidelity Europe Fund	8,624,677	347,660,729
Fidelity Japan Fund	5,642,809	100,441,994
Fidelity Overseas Fund	5,406,363	250,801,179
Fidelity Southeast Asia Fund	1,791,318	51,303,345
TOTAL INTERNATIONAL EQUITY FUNDS		998,897,872
TOTAL EQUITY FUNDS (Cost $4,441,858,047)		5,025,946,144
Fixed-Income Funds - 14.7%

High Yield Fixed-Income Funds - 9.7%
Fidelity Capital & Income Fund	31,919,662	288,553,744
Fidelity High Income Fund	31,317,584	285,616,371
TOTAL HIGH YIELD FIXED-INCOME FUNDS		574,170,115
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Government Income Fund	7,328,311	73,796,095
Fidelity Intermediate Bond Fund	5,733,935	59,059,529
Fidelity Investment Grade Bond Fund	13,948,874	102,942,692
Fidelity Strategic Real Return Fund	5,662,826	59,006,652
Fidelity Total Bond Fund	763	8,000
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		294,812,968
TOTAL FIXED-INCOME FUNDS (Cost $831,726,876)		868,983,083
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,273,584,923)		$ 5,894,929,227
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $5,273,584,923) - See accompanying schedule		$ 5,894,929,227
Cash		97
Receivable for investments sold		13,234,037
Receivable for fund shares sold		26,257,435
Total assets		5,934,420,796

Liabilities
Payable for investments purchased	$ 1,372,727
Payable for fund shares redeemed	38,119,380
Total liabilities		39,492,107

Net Assets		$ 5,894,928,689
Net Assets consist of:
Paid in capital		$ 5,072,917,359
Undistributed net investment income		10,924,395
Accumulated undistributed net realized gain (loss) on investments		189,742,631
Net unrealized appreciation (depreciation) on investments		621,344,304
Net Assets, for 608,771,366 shares outstanding		$ 5,894,928,689
Net Asset Value, offering price and redemption price per share ($5,894,928,689 ÷ 608,771,366 shares)		$ 9.68

Statement of Operations

	Year ended March 31, 2007

Investment Income
Income distributions from underlying funds		$ 69,774,369
Interest		380
Total income		69,774,749

Expenses
Independent trustees' compensation	$ 15,669
Total expenses before reductions	15,669
Expense reductions	(15,669)	-
Net investment income (loss)		69,774,749
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,734,626
Capital gain distributions from underlying funds	282,184,486	319,919,112
Change in net unrealized appreciation (depreciation) on underlying funds		80,844,501
Net gain (loss)		400,763,613
Net increase (decrease) in net assets resulting from operations		$ 470,538,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,774,749	$ 40,883,018
Net realized gain (loss)	319,919,112	90,285,023
Change in net unrealized appreciation (depreciation)	80,844,501	341,600,643
Net increase (decrease) in net assets resultingfrom operations	470,538,362	472,768,684
Distributions to shareholders from net investment income	(67,434,345)	(32,543,730)
Distributions to shareholders from net realized gain	(197,857,714)	(29,066,944)
Total distributions	(265,292,059)	(61,610,674)
Share transactions Proceeds from sales of shares	2,640,009,648	1,979,220,860
Reinvestment of distributions	264,943,522	61,529,413
Cost of shares redeemed	(1,083,155,803)	(722,125,077)
Net increase (decrease) in net assets resulting from share transactions	1,821,797,367	1,318,625,196
Total increase (decrease) in net assets	2,027,043,670	1,729,783,206

Net Assets
Beginning of period	3,867,885,019	2,138,101,813
End of period (including undistributed net investment income of $10,924,395 and undistributed net investment income of $8,635,299, respectively)	$ 5,894,928,689	$ 3,867,885,019
Other Information Shares
Sold	282,407,236	226,884,158
Issued in reinvestment of distributions	28,157,745	7,070,550
Redeemed	(116,246,509)	(83,478,836)
Net increase (decrease)	194,318,472	150,475,872

Financial Highlights

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41
Income from Investment Operations
Net investment income (loss) B	.14	.13	.11	.11	.08
Net realized and unrealized gain (loss)	.74	1.29	.38	2.04	(1.69)
Total from investment operations	.88	1.42	.49	2.15	(1.61)
Distributions from net investment income	(.13)	(.10)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.40)	(.09)	(.02)	(.03)	(.01)
Total distributions	(.53)	(.19)	(.14) E	(.12)	(.08)
Net asset value, end of period	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72
Total Return A	9.68%	17.65%	6.35%	37.75%	(21.79)%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.49%	1.45%	1.45%	1.55%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,894,929	$ 3,867,885	$ 2,138,102	$ 1,295,302	$ 482,708
Portfolio turnover rate	4%	4%	1%	3%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.2	0.0
Fidelity Blue Chip Growth Fund	10.0	10.4
Fidelity Disciplined Equity Fund	10.5	10.4
Fidelity Equity-Income Fund	10.8	10.5
Fidelity Growth & Income Portfolio	10.2	11.8
Fidelity Growth Company Fund	6.8	6.6
Fidelity Mid-Cap Stock Fund	7.0	6.7
Fidelity OTC Portfolio	5.4	5.6
Fidelity Small Cap Growth Fund	0.9	0.3
Fidelity Small Cap Independence Fund	0.3	1.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.9	0.3
Fidelity Value Fund	5.7	5.4
	68.7	69.4
International Equity Funds
Fidelity Diversified International Fund	4.8	4.9
Fidelity Europe Fund	6.8	6.8
Fidelity Japan Fund	1.9	1.8
Fidelity Overseas Fund	4.9	4.9
Fidelity Southeast Asia Fund	1.0	1.0
	19.4	19.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.0	4.9
	10.0	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.5	0.4
Fidelity Intermediate Bond Fund	0.4	0.3
Fidelity Investment Grade Bond Fund	0.7	0.5
Fidelity Strategic Real Return Fund	0.3	0.1
Fidelity Total Bond Fund	0.0	0.0
	1.9	1.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.7%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.9%
High Yield Fixed-Income Funds	10.0%

Six months ago
Domestic Equity Funds	69.4%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.5%
International Equity Funds	17.9%
Investment Grade Fixed-Income Funds	3.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.1%
	Shares	Value
Domestic Equity Funds - 68.7%
Fidelity 100 Index Fund	39,119	$ 390,403
Fidelity Blue Chip Growth Fund	406,170	17,887,719
Fidelity Disciplined Equity Fund	624,162	18,643,713
Fidelity Equity-Income Fund	329,428	19,182,614
Fidelity Growth & Income Portfolio	586,180	18,171,575
Fidelity Growth Company Fund (a)	173,284	12,046,669
Fidelity Mid-Cap Stock Fund	402,292	12,495,197
Fidelity OTC Portfolio (a)	229,048	9,624,606
Fidelity Small Cap Growth Fund	102,023	1,559,925
Fidelity Small Cap Independence Fund	22,904	505,712
Fidelity Small Cap Opportunities Fund	5,380	53,585
Fidelity Small Cap Value Fund	106,583	1,539,063
Fidelity Value Fund	120,029	10,136,452
TOTAL DOMESTIC EQUITY FUNDS		122,237,233
International Equity Funds - 19.4%
Fidelity Diversified International Fund	225,570	8,591,944
Fidelity Europe Fund	297,664	11,998,854
Fidelity Japan Fund	191,617	3,410,778
Fidelity Overseas Fund	186,532	8,653,202
Fidelity Southeast Asia Fund	60,572	1,734,774
TOTAL INTERNATIONAL EQUITY FUNDS		34,389,552
TOTAL EQUITY FUNDS (Cost $153,897,699)		156,626,785
Fixed-Income Funds - 11.9%

High Yield Fixed-Income Funds - 10.0%
Fidelity Capital & Income Fund	984,795	8,902,545
Fidelity High Income Fund	968,110	8,829,168
TOTAL HIGH YIELD FIXED-INCOME FUNDS		17,731,713
Investment Grade Fixed-Income Funds - 1.9%
Fidelity Government Income Fund	84,352	849,422
Fidelity Intermediate Bond Fund	63,038	649,294
Fidelity Investment Grade Bond Fund	171,530	1,265,892
Fidelity Strategic Real Return Fund	59,695	622,027
Fidelity Total Bond Fund	8,765	91,859
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,478,494
TOTAL FIXED-INCOME FUNDS (Cost $20,923,223)		21,210,207
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $174,820,922)		$ 177,836,992
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $174,820,922) - See accompanying schedule		$ 177,836,992
Cash		53
Receivable for fund shares sold		4,009,152
Total assets		181,846,197

Liabilities
Payable for investments purchased	$ 3,827,488
Payable for fund shares redeemed	181,675
Total liabilities		4,009,163

Net Assets		$ 177,837,034
Net Assets consist of:
Paid in capital		$ 172,533,440
Undistributed net investment income		144,822
Accumulated undistributed net realized gain (loss) on investments		2,142,702
Net unrealized appreciation (depreciation) on investments		3,016,070
Net Assets, for 16,223,328 shares outstanding		$ 177,837,034
Net Asset Value, offering price and redemption price per share ($177,837,034 ÷ 16,223,328 shares)		$ 10.96

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 586,635
Interest		54
Total income		586,689

Expenses
Independent trustees' compensation	$ 99
Total expenses before reductions	99
Expense reductions	(99)	-
Net investment income (loss)		586,689
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(176)
Capital gain distributions from underlying funds	2,710,993	2,710,817
Change in net unrealized appreciation (depreciation) on underlying funds		3,016,070
Net gain (loss)		5,726,887
Net increase (decrease) in net assets resulting from operations		$ 6,313,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 586,689
Net realized gain (loss)	2,710,817
Change in net unrealized appreciation (depreciation)	3,016,070
Net increase (decrease) in net assets resulting from operations	6,313,576
Distributions to shareholders from net investment income	(441,867)
Distributions to shareholders from net realized gain	(568,115)
Total distributions	(1,009,982)
Share transactions Proceeds from sales of shares	182,601,478
Reinvestment of distributions	1,008,957
Cost of shares redeemed	(11,076,995)
Net increase (decrease) in net assets resulting from share transactions	172,533,440
Total increase (decrease) in net assets	177,837,034

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $144,822)	$ 177,837,034
Other Information Shares
Sold	17,158,733
Issued in reinvestment of distributions	93,682
Redeemed	(1,029,087)
Net increase (decrease)	16,223,328

Financial Highlights

Year ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.12
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.96
Total Return B, C	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,837
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31,2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes

Fund Holdings as of March 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.1	0.0
Fidelity Blue Chip Growth Fund	10.2	10.6
Fidelity Disciplined Equity Fund	10.6	10.5
Fidelity Equity-Income Fund	10.9	10.6
Fidelity Growth & Income Portfolio	10.4	12.1
Fidelity Growth Company Fund	6.8	6.7
Fidelity Mid-Cap Stock Fund	7.1	6.8
Fidelity OTC Portfolio	5.5	5.5
Fidelity Small Cap Growth Fund	0.9	0.3
Fidelity Small Cap Independence Fund	0.3	1.4
Fidelity Small Cap Opportunities Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.9	0.3
Fidelity Value Fund	5.8	5.4
	69.5	70.2
International Equity Funds
Fidelity Diversified International Fund	5.1	5.0
Fidelity Europe Fund	7.1	7.0
Fidelity Japan Fund	2.0	1.9
Fidelity Overseas Fund	5.1	5.0
Fidelity Southeast Asia Fund	1.1	1.0
	20.4	19.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.0	4.9
	10.0	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.0	0.0
Fidelity Investment Grade Bond Fund	0.1	0.0
Fidelity Strategic Real Return Fund	0.0	0.0
Fidelity Total Bond Fund	0.0	0.0
	0.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.5%
International Equity Funds	20.4%
Investment Grade Fixed-Income Funds	0.1%
High Yield Fixed-Income Funds	10.0%

Six months ago
Domestic Equity Funds	70.2%
International Equity Funds	19.9%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2006. The current allocation is based on the fund's holdings as of March 31, 2007. The expected allocation represents the fund's anticipated allocation at September 30, 2007.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.9%
	Shares	Value
Domestic Equity Funds - 69.5%
Fidelity 100 Index Fund	19,860	$ 198,206
Fidelity Blue Chip Growth Fund	342,600	15,088,090
Fidelity Disciplined Equity Fund	523,943	15,650,171
Fidelity Equity-Income Fund	276,601	16,106,460
Fidelity Growth & Income Portfolio	496,968	15,405,993
Fidelity Growth Company Fund (a)	145,878	10,141,465
Fidelity Mid-Cap Stock Fund	339,301	10,538,678
Fidelity OTC Portfolio (a)	194,129	8,157,319
Fidelity Small Cap Growth Fund	86,141	1,317,092
Fidelity Small Cap Independence Fund	17,598	388,571
Fidelity Small Cap Opportunities Fund	2,679	26,682
Fidelity Small Cap Value Fund	89,946	1,298,816
Fidelity Value Fund	101,046	8,533,301
TOTAL DOMESTIC EQUITY FUNDS		102,850,844
International Equity Funds - 20.4%
Fidelity Diversified International Fund	198,367	7,555,810
Fidelity Europe Fund	261,415	10,537,632
Fidelity Japan Fund	168,489	2,999,107
Fidelity Overseas Fund	164,054	7,610,486
Fidelity Southeast Asia Fund	54,788	1,569,124
TOTAL INTERNATIONAL EQUITY FUNDS		30,272,159
TOTAL EQUITY FUNDS (Cost $131,067,294)		133,123,003
Fixed-Income Funds - 10.1%

High Yield Fixed-Income Funds - 10.0%
Fidelity Capital & Income Fund	820,967	7,421,542
Fidelity High Income Fund	807,222	7,361,863
TOTAL HIGH YIELD FIXED-INCOME FUNDS		14,783,405
Investment Grade Fixed-Income Funds - 0.1%
Fidelity Government Income Fund	189	1,906
Fidelity Investment Grade Bond Fund	16,089	118,736
Fidelity Strategic Real Return Fund	183	1,906
Fidelity Total Bond Fund	364	3,812
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		126,360
TOTAL FIXED-INCOME FUNDS (Cost $14,685,507)		14,909,765
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $145,752,801)		$ 148,032,768
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (cost $145,752,801) - See accompanying schedule		$ 148,032,768
Receivable for fund shares sold		2,357,875
Total assets		150,390,643

Liabilities
Payable for investments purchased	$ 1,908,329
Payable for fund shares redeemed	449,551
Total liabilities		2,357,880

Net Assets		$ 148,032,763
Net Assets consist of:
Paid in capital		$ 143,794,003
Undistributed net investment income		150,955
Accumulated undistributed net realized gain (loss) on investments		1,807,838
Net unrealized appreciation (depreciation) on investments		2,279,967
Net Assets, for 13,483,104 shares outstanding		$ 148,032,763
Net Asset Value, offering price and redemption price per share ($148,032,763 ÷ 13,483,104 shares)		$ 10.98

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to March 31, 2007

Investment Income
Income distributions from underlying funds		$ 474,500
Interest		139
Total income		474,639

Expenses
Independent trustees' compensation	$ 84
Total expenses before reductions	84
Expense reductions	(84)	-
Net investment income (loss)		474,639
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,503)
Capital gain distributions from underlying funds	2,324,866	2,293,363
Change in net unrealized appreciation (depreciation) on underlying funds		2,279,967
Net gain (loss)		4,573,330
Net increase (decrease) in net assets resulting from operations		$ 5,047,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 474,639
Net realized gain (loss)	2,293,363
Change in net unrealized appreciation (depreciation)	2,279,967
Net increase (decrease) in net assets resulting from operations	5,047,969
Distributions to shareholders from net investment income	(323,684)
Distributions to shareholders from net realized gain	(485,525)
Total distributions	(809,209)
Share transactions Proceeds from sales of shares	161,754,996
Reinvestment of distributions	805,832
Cost of shares redeemed	(18,766,825)
Net increase (decrease) in net assets resulting from share transactions	143,794,003
Total increase (decrease) in net assets	148,032,763

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $150,955)	$ 148,032,763
Other Information Shares
Sold	15,157,883
Issued in reinvestment of distributions	74,753
Redeemed	(1,749,532)
Net increase (decrease)	13,483,104

Financial Highlights

Year ended March 31,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	1.02
Total from investment operations	1.13
Distributions from net investment income	(.06)
Distributions from net realized gain	(.09)
Total distributions	(.15)
Net asset value, end of period	$ 10.98
Total Return B, C	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,033
Portfolio turnover rate	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31,2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,281,457,696	$ 107,339,178	$ (12,514,107)	$ 94,825,071
Freedom 2000	1,607,355,276	96,018,077	(8,995,420)	87,022,657
Freedom 2005	833,287,186	42,501,353	(8,470,643)	34,030,710
Freedom 2010	12,106,965,099	1,184,288,436	(188,342,561)	995,945,875
Freedom 2015	4,883,717,541	265,655,818	(50,858,651)	214,797,167
Freedom 2020	16,433,229,132	2,151,717,155	(279,418,606)	1,872,298,549
Freedom 2025	4,137,726,271	259,026,153	(47,554,644)	211,471,509
Freedom 2030	10,637,641,456	1,472,361,236	(231,588,938)	1,240,772,298
Freedom 2035	2,421,383,454	162,025,868	(29,672,176)	132,353,692
Freedom 2040	5,274,333,513	694,286,444	(73,690,730)	620,595,714
Freedom 2045	174,820,924	4,069,127	(1,053,059)	3,016,068
Freedom 2050	145,752,863	3,273,812	(993,907)	2,279,905

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Freedom Income	$ 8,663,568	$ 16,514,060
Freedom 2000	13,431,690	17,553,880
Freedom 2005	4,157,103	14,572,774
Freedom 2010	61,329,095	274,875,616
Freedom 2015	20,787,184	99,682,811
Freedom 2020	61,758,750	520,057,207
Freedom 2025	14,498,774	100,081,495
Freedom 2030	26,699,819	375,001,345
Freedom 2035	4,636,717	67,158,938
Freedom 2040	10,924,395	190,491,221
Freedom 2045	170,128	2,117,398
Freedom 2050	173,408	1,785,448

The tax character of distributions paid was as follows:

March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 86,708,489	$ 21,185,278	$ 107,893,767
Freedom 2000	57,556,325	15,349,518	72,905,843
Freedom 2005	18,552,082	11,661,104	30,213,186
Freedom 2010	342,380,352	251,521,052	593,901,404
Freedom 2015	87,757,936	79,882,334	167,640,270
Freedom 2020	350,069,505	527,297,107	877,366,612
Freedom 2025	61,438,179	79,869,885	141,308,064
Freedom 2030	177,512,467	383,647,228	561,159,695
Freedom 2035	30,773,037	48,966,652	79,739,689
Freedom 2040	88,785,152	176,506,907	265,292,059
Freedom 2045	631,239	378,743	1,009,982
Freedom 2050	485,525	323,684	809,209
March 31, 2006
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 61,090,240	$ -	$ 61,090,240
Freedom 2000	44,479,311	-	44,479,311
Freedom 2005	7,877,590	1,519,597	9,397,187
Freedom 2010	233,132,207	19,542,788	252,674,995
Freedom 2015	32,043,407	6,570,146	38,613,553
Freedom 2020	230,713,449	29,627,269	260,340,718
Freedom 2025	20,627,967	6,189,641	26,817,608
Freedom 2030	117,974,238	21,750,938	139,725,176
Freedom 2035	10,802,445	3,453,367	14,255,812
Freedom 2040	44,312,876	17,297,798	61,610,674

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	794,119,094	576,010,009
Freedom 2000	624,433,988	549,532,994
Freedom 2005	405,687,244	82,761,445
Freedom 2010	3,575,988,990	1,378,811,522
Freedom 2015	2,492,204,565	164,001,181
Freedom 2020	5,242,849,370	1,125,758,072
Freedom 2025	2,249,669,138	86,560,021
Freedom 2030	3,691,670,391	585,811,841
Freedom 2035	1,402,270,494	56,925,303
Freedom 2040	2,097,827,948	189,363,124
Freedom 2045	174,834,975	13,878
Freedom 2050	146,572,378	788,074

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each Funds' operating expenses.

During the period ended March 31, 2007, this reimbursement reduced each Fund's expenses by the following.

Reimbursement from adviser
Freedom Income	$ 7,727
Freedom 2000	5,599
Freedom 2005	2,200
Freedom 2010	39,705
Freedom 2015	11,932
Freedom 2020	53,084
Freedom 2025	9,651
Freedom 2030	33,045
Freedom 2035	5,446
Freedom 2040	15,669
Freedom 2045	99
Freedom 2050	84

Annual Report

Notes to Financial Statements - continued

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2025	Freedom 2030
Fidelity 100 Index Fund	12%	17%	-	11%
Fidelity Disciplined Equity Fund	-	17%	-	13%
Fidelity Europe Fund	-	19%	-	15%
Fidelity Government Income Fund	17%	17%	-	-
Fidelity High Income Fund	-	14%	-	-
Fidelity Intermediate Bond Fund	11%	10%	-	-
Fidelity Investment Grade Bond Fund	13%	13%	-	-
Fidelity Japan Fund	-	14%	-	11%
Fidelity Small Cap Growth Fund	-	13%	-	12%
Fidelity Small Cap Opportunities Fund	-	-	10%	-
Fidelity Strategic Real Return Fund	22%	21%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity 100 Index Fund	62%
Fidelity Blue Chip Growth Fund	23%
Fidelity Capital & Income Fund	27%
Fidelity Disciplined Equity Fund	59%
Fidelity Europe Fund	64%
Fidelity Government Income Fund	57%
Fidelity High Income Fund	46%
Fidelity Intermediate Bond Fund	35%
Fidelity Investment Grade Bond Fund	44%
Fidelity Japan Fund	46%
Fidelity Mid-Cap Stock Fund	28%
Fidelity OTC Portfolio	29%
Fidelity Overseas Fund	27%
Fidelity Short-Term Bond Fund	22%
Fidelity Small Cap Growth Fund	51%
Fidelity Small Cap Independence Fund	21%
Fidelity Small Cap Opportunities Fund	39%
Fidelity Small Cap Value Fund	35%
Fidelity Strategic Real Return Fund	73%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2007, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the transfer agent and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 22, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution, 1994-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002- present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005 or 2006

Vice President of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 1996, 2000, 2003, or 2006

Vice President of Freedom Income (1996), Freedom 2000 (1996), Freedom 2005 (2003), Freedom 2010 (1996), Freedom 2015 (2003), Freedom 2020 (1996), Freedom 2025 (2003), Freedom 2030 (1996), Freedom 2035 (2003), Freedom 2040 (2000), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Cheng also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002); previously served as Vice President of Strategic Advisers, Inc. (2005).

Jonathan Shelon (33)

Year of Election or Appointment: 2005 or 2006

Vice President of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Shelon also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shelon worked as a quantitative consultant at Callan Associates, Inc. Mr. Shelon also serves as Vice President of FMR and FMR Co., Inc.(2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998, 2000, 2003, or 2006

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), Freedom 2040 (2000), Freedom 2045 (2006), and Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005- present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/07/2007	05/04/2007	$.05	$.08
Fidelity Freedom 2000 Fund	05/07/2007	05/04/2007	$.10	$.14
Fidelity Freedom 2005 Fund	05/07/2007	05/04/2007	$.06	$.20
Fidelity Freedom 2010 Fund	05/07/2007	05/04/2007	$.07	$.31
Fidelity Freedom 2015 Fund	05/07/2007	05/04/2007	$.05	$.24
Fidelity Freedom 2020 Fund	05/07/2007	05/04/2007	$.05	$.45
Fidelity Freedom 2025 Fund	05/07/2007	05/04/2007	$.04	$.29
Fidelity Freedom 2030 Fund	05/07/2007	05/04/2007	$.04	$.51
Fidelity Freedom 2035 Fund	05/07/2007	05/04/2007	$.03	$.34
Fidelity Freedom 2040 Fund	05/07/2007	05/04/2007	$.02	$.31
Fidelity Freedom 2045 Fund	05/07/2007	05/04/2007	$.01	$.12
Fidelity Freedom 2050 Fund	05/07/2007	05/04/2007	$.01	$.12

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2007 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Freedom Income Fund	$ 30,110,654
Fidelity Freedom 2000 Fund	$ 29,058,121
Fidelity Freedom 2005 Fund	$ 21,777,588
Fidelity Freedom 2010 Fund	$435,585,898
Fidelity Freedom 2015 Fund	$150,621,073
Fidelity Freedom 2020 Fund	$837,428,809
Fidelity Freedom 2025 Fund	$152,994,986
Fidelity Freedom 2030 Fund	$619,424,810
Fidelity Freedom 2035 Fund	$ 99,454,676
Fidelity Freedom 2040 Fund	$298,523,868
Fidelity Freedom 2045 Fund	$ 2,496,141
Fidelity Freedom 2050 Fund	$ 2,109,131

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	5.34%
Fidelity Freedom 2000 Fund	4.68%
Fidelity Freedom 2005 Fund	3.05%
Fidelity Freedom 2010 Fund	3.27%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May, 2006	3%
June, 2006	5%
July, 2006	5%
August, 2006	5%
September, 2006	5%
October, 2006	5%
November, 2006	5%
December, 2006	5%
February, 2007	0%
March, 2007	0%
Fidelity Freedom 2000 Fund
December, 2006	7%
Fidelity Freedom 2005 Fund
May, 2006	1%
December, 2006	12%
Fidelity Freedom 2010 Fund
May, 2006	1%
December, 2006	13%
Fidelity Freedom 2015 Fund
May, 2006	1%
December, 2006	16%
Fidelity Freedom 2020 Fund
May, 2006	2%
December, 2006	21%
Fidelity Freedom 2025 Fund
May, 2006	20%
December, 2006	20%
Fidelity Freedom 2030 Fund
May, 2006	6%
December, 2006	29%
Fidelity Freedom 2035 Fund
May, 2006	8%
December, 2006	28%
Fidelity Freedom 2040 Fund
December, 2006	29%
Fidelity Freedom 2045 Fund
December, 2006	26%
Fidelity Freedom 2050 Fund
December, 2006	29%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May, 2006	4%
June, 2006	6%
July, 2006	6%
August, 2006	6%
September, 2006	6%
October, 2006	6%
November, 2006	6%
December, 2006	6%
February, 2007	0%
March, 2007	0%
Fidelity Freedom 2000 Fund
May, 2006	2%
December, 2006	8%
Fidelity Freedom 2005 Fund
May, 2006	3%
December, 2006	17%
Fidelity Freedom 2010 Fund
May, 2006	4%
December, 2006	18%
Fidelity Freedom 2015 Fund
May, 2006	6%
December, 2006	22%
Fidelity Freedom 2020 Fund
May, 2006	9%
December, 2006	29%
Fidelity Freedom 2025 Fund
May, 2006	6%
December, 2006	32%
Fidelity Freedom 2030 Fund
May, 2006	19%
December, 2006	41%
Fidelity Freedom 2035 Fund
May, 2006	19%
December, 2006	40%
Fidelity Freedom 2040 Fund
May, 2006	10%
December, 2006	41%
Fidelity Freedom 2045 Fund
December, 2006	45%
Fidelity Freedom 2050 Fund
December, 2006	51%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on November 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	18,830,405,833.72	96.597
Withheld	663,346,737.87	3.403
TOTAL	19,493,752,571.59	100.000
Albert R. Gamper, Jr.
Affirmative	18,831,910,040.83	96.605
Withheld	661,842,530.76	3.395
TOTAL	19,493,752,571.59	100.000
Robert M. Gates
Affirmative	18,773,843,345.17	96.307
Withheld	719,909,226.42	3.693
TOTAL	19,493,752,571.59	100.000
George H. Heilmeier
Affirmative	18,812,771,918.57	96.507
Withheld	680,980,653.02	3.493
TOTAL	19,493,752,571.59	100.000
Edward C. Johnson 3d
Affirmative	18,782,518,015.61	96.351
Withheld	711,234,555.98	3.649
TOTAL	19,493,752,571.59	100.000
Stephen P. Jonas
Affirmative	18,830,271,862.75	96.596
Withheld	663,480,708.84	3.404
TOTAL	19,493,752,571.59	100.000
James H. KeyesB
Affirmative	18,826,889,110.63	96.579
Withheld	666,863,460.96	3.421
TOTAL	19,493,752,571.59	100.000
Marie L. Knowles
Affirmative	18,823,799,568.68	96.563
Withheld	669,953,002.91	3.437
TOTAL	19,493,752,571.59	100.000
Ned C. Lautenbach
Affirmative	18,825,887,364.77	96.574
Withheld	667,865,206.82	3.426
TOTAL	19,493,752,571.59	100.000
William O. McCoy
Affirmative	18,808,878,406.86	96.487
Withheld	684,874,164.73	3.513
TOTAL	19,493,752,571.59	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	18,833,005,141.90	96.610
Withheld	660,747,429.69	3.390
TOTAL	19,493,752,571.59	100.000
Cornelia M. Small
Affirmative	18,830,550,887.27	96.598
Withheld	663,201,684.32	3.402
TOTAL	19,493,752,571.59	100.000
William S. Stavropoulos
Affirmative	18,814,171,579.92	96.514
Withheld	679,580,991,67	3.486
TOTAL	19,493,752,571.59	100.000
Kenneth L. Wolfe
Affirmative	18,821,873,222.11	96.553
Withheld	671,879,349.48	3.447
TOTAL	19,493,752,571.59	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-UANNPRO-0507
1.814503.102

Item 2. Code of Ethics

As of the end of the period, March 31, 2007, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Freedom Income Fund	$26,000	$26,000
Fidelity Freedom 2000 Fund	$25,000	$25,000
Fidelity Freedom 2005 Fund	$23,000	$21,000
Fidelity Freedom 2010 Fund	$43,000	$47,000
Fidelity Freedom 2015 Fund	$28,000	$24,000
Fidelity Freedom 2020 Fund	$50,000	$53,000
Fidelity Freedom 2025 Fund	$26,000	$23,000
Fidelity Freedom 2030 Fund	$39,000	$40,000
Fidelity Freedom 2035 Fund	$24,000	$22,000
Fidelity Freedom 2040 Fund	$30,000	$28,000
Fidelity Freedom 2045 Fund	$14,000	$0
Fidelity Freedom 2050 Fund	$14,000	$0
All funds in the Fidelity Group of Funds audited by PwC	$14,200,000	$12,500,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Fidelity Freedom 2045 and Fidelity Freedom 2050, as the funds did not commence operations until June 1, 2006.

For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Advisor Freedom Income Fund	$17,000	$17,000
Fidelity Advisor Freedom 2005 Fund	$17,000	$17,000
Fidelity Advisor Freedom 2010 Fund	$18,000	$18,000
Fidelity Advisor Freedom 2015 Fund	$18,000	$18,000
Fidelity Advisor Freedom 2020 Fund	$20,000	$18,000
Fidelity Advisor Freedom 2025 Fund	$18,000	$18,000
Fidelity Advisor Freedom 2030 Fund	$19,000	$18,000
Fidelity Advisor Freedom 2035 Fund	$18,000	$17,000
Fidelity Advisor Freedom 2040 Fund	$18,000	$18,000
Fidelity Advisor Freedom 2045 Fund	$25,000	$0
Fidelity Advisor Freedom 2050 Fund	$25,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,100,000	$5,900,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050, as the funds did not commence operations until June 1, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity Freedom Income Fund	$0	$0
Fidelity Freedom 2005 Fund	$0	$0
Fidelity Freedom 2010 Fund	$0	$0
Fidelity Freedom 2015 Fund	$0	$0
Fidelity Freedom 2020 Fund	$0	$0
Fidelity Freedom 2025 Fund	$0	$0
Fidelity Freedom 2030 Fund	$0	$0
Fidelity Freedom 2035 Fund	$0	$0
Fidelity Freedom 2040 Fund	$0	$0
Fidelity Freedom 2045 Fund	$0	$0
Fidelity Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Fidelity Freedom 2045 and Fidelity Freedom 2050, as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
Fidelity Advisor Freedom 2045 Fund	$0	$0
Fidelity Advisor Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050, as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Freedom Income Fund	$1,700	$1,600
Fidelity Freedom 2000 Fund	$1,700	$1,600
Fidelity Freedom 2005 Fund	$1,700	$1,600
Fidelity Freedom 2010 Fund	$1,700	$1,600
Fidelity Freedom 2015 Fund	$1,700	$1,600
Fidelity Freedom 2020 Fund	$1,700	$1,600
Fidelity Freedom 2025 Fund	$1,700	$1,600
Fidelity Freedom 2030 Fund	$1,700	$1,600
Fidelity Freedom 2035 Fund	$1,700	$1,600
Fidelity Freedom 2040 Fund	$1,700	$1,600
Fidelity Freedom 2045 Fund	$1,600	$0
Fidelity Freedom 2050 Fund	$1,600	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity Freedom 2045 and Fidelity Freedom 2050 as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Advisor Freedom Income Fund	$4,200	$1,900
Fidelity Advisor Freedom 2005 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2010 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2015 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2020 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2025 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2030 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2035 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2040 Fund	$4,200	$1,800
Fidelity Advisor Freedom 2045 Fund	$5,200	$0
Fidelity Advisor Freedom 2050 Fund	$5,200	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050 as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Freedom Income Fund	$1,300	$2,000
Fidelity Freedom 2000 Fund	$1,100	$1,700
Fidelity Freedom 2005 Fund	$900	$1,100
Fidelity Freedom 2010 Fund	$3,300	$6,100
Fidelity Freedom 2015 Fund	$1,500	$1,700
Fidelity Freedom 2020 Fund	$4,100	$7,200
Fidelity Freedom 2025 Fund	$1,300	$1,600
Fidelity Freedom 2030 Fund	$2,800	$4,700
Fidelity Freedom 2035 Fund	$1,100	$1,200
Fidelity Freedom 2040 Fund	$1,700	$2,400
Fidelity Freedom 2045 Fund	$600	$0
Fidelity Freedom 2050 Fund	$600	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by PwC for all other non-audit services rendered to Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
Fidelity Advisor Freedom 2045 Fund	$0	$0
Fidelity Advisor Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 as the funds did not commence operations until June 1, 2006.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$170,000	$155,000
Deloitte Entities	$275,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate fees billed by PwC of $1,370,000A and $1,075,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$210,000	$200,000
Non-Covered Services	$1,160,000	$875,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate fees billed by Deloitte Entities of $915,000A and $355,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$325,000	$180,000
Non-Covered Services	$590,000	$175,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 22, 2007